UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Nasdaq Composite
Index® Fund

February 28, 2014

1.814098.109

EIF-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 19.2%
Auto Components - 0.3%
China Automotive Systems, Inc. (a)(d)	2,230	$ 16,078
China XD Plastics Co. Ltd. (a)	4,588	23,215
Dorman Products, Inc. (a)(d)	4,465	257,273
Federal-Mogul Corp. Class A (a)(d)	19,023	358,393
Fox Factory Holding Corp.	4,150	69,305
Fuel Systems Solutions, Inc. (a)	2,518	32,356
Gentex Corp.	17,659	553,963
Gentherm, Inc. (a)	4,079	115,354
Motorcar Parts of America, Inc. (a)	2,168	53,398
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	2,441	21,066
Remy International, Inc.	5,067	112,943
Shiloh Industries, Inc. (a)	3,201	62,420
SORL Auto Parts, Inc. (a)	1,464	6,764
Spartan Motors, Inc.	2,787	15,802
Strattec Security Corp.	415	28,934
The Goodyear Tire & Rubber Co.	30,258	813,032
		2,540,296
Automobiles - 0.5%
Kandi Technolgies, Inc. (a)	5,375	89,709
Tesla Motors, Inc. (a)(d)	15,221	3,726,253
		3,815,962
Distributors - 0.2%
Core-Mark Holding Co., Inc.	1,260	98,532
LKQ Corp. (a)	37,185	1,037,090
Pool Corp. (d)	5,877	343,569
VOXX International Corp. (a)	3,232	42,016
Weyco Group, Inc.	1,086	28,649
		1,549,856
Diversified Consumer Services - 0.3%
American Public Education, Inc. (a)(d)	3,047	107,925
Apollo Ed Group, Inc. Class A (non-vtg.) (a)(d)	13,865	462,120
Ascent Capital Group, Inc. (a)	2,209	162,207
Cambium Learning Group, Inc. (a)	3,505	7,185
Capella Education Co.	1,762	117,138
Career Education Corp. (a)	8,921	65,926
ChinaEdu Corp. sponsored ADR (a)	1,016	6,960
Collectors Universe, Inc.	712	12,816
Corinthian Colleges, Inc. (a)(d)	7,598	11,853
Education Management Corp. (a)(d)	14,662	87,092
Grand Canyon Education, Inc. (a)(d)	5,373	254,680
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Houghton Mifflin Harcourt Co.	17,033	$ 346,111
JTH Holding, Inc. Class A (a)(d)	3,685	93,231
Learning Tree International, Inc. (a)	1,097	3,477
Lincoln Educational Services Corp.	1,850	8,325
Matthews International Corp. Class A	3,410	139,912
National American University Holdings, Inc.	1,829	6,877
Steiner Leisure Ltd. (a)	1,581	69,912
Strayer Education, Inc. (a)	1,129	53,932
		2,017,679
Hotels, Restaurants & Leisure - 2.8%
Ambassadors Group, Inc.	1,175	4,641
BJ's Restaurants, Inc. (a)	3,417	94,651
Bloomin' Brands, Inc. (a)	15,939	400,706
Bob Evans Farms, Inc.	3,477	179,900
Bravo Brio Restaurant Group, Inc. (a)	2,791	43,233
Buffalo Wild Wings, Inc. (a)(d)	2,280	330,600
Caesars Acquisition Co. (a)(d)	16,634	228,718
Caesars Entertainment Corp. (a)(d)	16,801	436,154
Carrols Restaurant Group, Inc. (a)	1,559	11,069
Century Casinos, Inc. (a)	2,256	15,318
China Lodging Group Ltd. ADR (a)	3,262	91,858
Churchill Downs, Inc.	2,616	243,288
Chuys Holdings, Inc. (a)(d)	1,871	74,485
Cracker Barrel Old Country Store, Inc. (d)	3,054	303,720
Del Frisco's Restaurant Group, Inc. (a)	2,911	75,802
Denny's Corp. (a)	17,407	118,368
Diversified Restaurant Holdings, Inc. (a)	2,434	11,635
Dunkin' Brands Group, Inc.	13,154	679,667
Einstein Noah Restaurant Group, Inc.	4,682	69,855
Empire Resorts, Inc. (a)(d)	4,655	35,937
Famous Dave's of America, Inc. (a)	1,074	26,292
Fiesta Restaurant Group, Inc. (a)	3,210	161,238
Gaming Partners International Corp. (a)	597	5,707
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	4,239	158,835
Iao Kun Group Hldng Co. Ltd.	7,974	22,487
Icahn Enterprises LP	14,160	1,574,875
Ignite Restaurant Group, Inc. (a)(d)	2,411	29,511
International Speedway Corp. Class A (d)	3,238	109,218
Interval Leisure Group, Inc.	6,529	177,524
Isle of Capri Casinos, Inc. (a)	5,860	52,740
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Jack in the Box, Inc. (a)	5,411	$ 310,862
Jamba, Inc. (a)	1,943	24,540
Kona Grill, Inc. (a)	1,463	28,236
Lakes Entertainment, Inc. (a)	2,346	11,847
Marriott International, Inc. Class A	37,279	2,021,640
Melco Crown Entertainment Ltd. sponsored ADR (a)	22,823	979,563
Monarch Casino & Resort, Inc. (a)	1,459	27,502
Morgans Hotel Group Co. (a)	5,096	40,768
MTR Gaming Group, Inc. (a)	1,922	10,167
Multimedia Games Holding Co., Inc. (a)	3,356	110,832
Nathan's Famous, Inc. (a)	496	24,790
Noodles & Co. (d)	3,172	126,277
Norwegian Cruise Line Holdings Ltd. (a)	25,170	862,576
Panera Bread Co. Class A (a)(d)	3,320	601,982
Papa John's International, Inc.	6,011	305,960
Penn National Gaming, Inc. (a)	9,303	119,544
Popeyes Louisiana Kitchen, Inc. (a)	2,826	113,210
Potbelly Corp. (d)	3,682	78,832
Premier Exhibitions, Inc. (a)	3,637	3,201
Red Robin Gourmet Burgers, Inc. (a)	1,660	129,364
Rick's Cabaret International, Inc. (a)	1,724	19,602
Ruth's Hospitality Group, Inc.	3,483	43,050
Scientific Games Corp. Class A (a)	9,867	132,218
Sonic Corp. (a)	7,596	154,806
Starbucks Corp.	93,648	6,645,262
Texas Roadhouse, Inc. Class A	9,465	250,349
The Cheesecake Factory, Inc.	6,229	296,002
Town Sports International Holdings, Inc.	5,891	53,490
Wendy's Co.	47,472	454,782
Wynn Resorts Ltd.	12,548	3,042,765
		22,792,051
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	931	13,946
Cavco Industries, Inc. (a)	1,564	122,696
Dixie Group, Inc. (a)	767	11,505
EveryWare Global, Inc. (a)	3,960	21,859
Flexsteel Industries, Inc.	1,388	51,564
Garmin Ltd. (d)	24,007	1,288,216
Helen of Troy Ltd. (a)	4,241	276,980
Hooker Furniture Corp.	696	10,510
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
iRobot Corp. (a)(d)	3,652	$ 153,092
LGI Homes, Inc.	2,954	50,218
Lifetime Brands, Inc.	2,464	41,247
Nova LifeStyle, Inc. (a)	1,486	10,788
Parametric Sound Corp. (a)	4,437	65,845
SGOCO Technology Ltd. (a)(d)	1,000	3,830
Skullcandy, Inc. (a)	2,787	23,439
SodaStream International Ltd. (a)(d)	2,499	98,661
Stanley Furniture Co., Inc. (a)	825	2,492
Universal Electronics, Inc. (a)	2,618	109,406
Zagg, Inc. (a)	3,197	13,843
		2,370,137
Internet & Catalog Retail - 5.1%
1-800-FLOWERS.com, Inc. Class A (a)	1,747	9,189
Amazon.com, Inc. (a)	56,938	20,617,250
Blue Nile, Inc. (a)(d)	1,382	48,633
CafePress, Inc. (a)	1,330	7,541
Coastal Contacts, Inc. (a)	5,248	59,145
Ctrip.com International Ltd. sponsored ADR (a)(d)	18,091	977,095
dELiA*s, Inc. (a)(d)	2,226	2,404
eLong, Inc. sponsored ADR (a)	1,876	31,742
Expedia, Inc.	14,606	1,147,009
FTD Companies, Inc. (a)(d)	2,632	81,750
Gaiam, Inc. Class A (a)	1,930	12,429
Geeknet, Inc. (a)	449	6,537
Groupon, Inc. Class A (a)(d)	82,580	686,240
HomeAway, Inc. (a)	10,593	485,901
HSN, Inc.	7,313	419,401
Liberty Interactive Corp.:
(Venture Group) Series A (a)	4,338	618,208
Series A (a)	63,144	1,843,805
MakeMyTrip Ltd. (a)(d)	4,900	126,665
Netflix, Inc. (a)(d)	7,369	3,283,847
NutriSystem, Inc. (d)	3,003	44,204
Overstock.com, Inc. (a)(d)	2,948	57,987
PetMed Express, Inc.	2,807	38,737
priceline.com, Inc. (a)(d)	6,390	8,619,088
Qunar Cayman Islands Ltd. sponsored ADR (d)	1,571	47,900
RetailMeNot, Inc.	5,684	237,421
Shutterfly, Inc. (a)(d)	5,062	276,183
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
TripAdvisor, Inc. (a)(d)	15,994	$ 1,603,239
U.S. Auto Parts Network, Inc. (a)	2,459	5,066
ValueVision Media, Inc. Class A (a)	5,170	28,900
Vitacost.com, Inc. (a)	3,923	29,226
zulily, Inc. (d)	1,438	98,345
		41,551,087
Leisure Equipment & Products - 0.3%
Arctic Cat, Inc.	1,743	81,607
Black Diamond, Inc. (a)(d)	4,678	49,493
Escalade, Inc.	1,592	18,674
Hasbro, Inc.	16,014	883,332
JAKKS Pacific, Inc.	3,085	22,089
Johnson Outdoors, Inc. Class A	771	17,008
Malibu Boats, Inc. Class A (a)	1,315	24,235
Mattel, Inc. (d)	41,872	1,562,244
Smith & Wesson Holding Corp. (a)(d)	6,189	71,174
Summer Infant, Inc. (a)	1,750	3,238
		2,733,094
Media - 7.0%
AirMedia Group, Inc. ADR (a)	3,030	7,757
AMC Networks, Inc. Class A (a)(d)	7,548	573,799
Beasley Broadcast Group, Inc. Class A	689	6,187
Bona Film Group Ltd. sponsored ADR (a)	1,803	12,314
Carmike Cinemas, Inc. (a)	2,708	80,563
Central European Media Enterprises Ltd. Class A (a)(d)	17,046	80,798
Charter Communications, Inc. Class A (a)	12,936	1,639,897
China Yida Holding Co. (a)	388	1,897
Comcast Corp.:
Class A	266,319	13,766,029
Class A (special) (non-vtg.)	57,990	2,893,411
Crown Media Holdings, Inc. Class A (a)(d)	44,779	150,010
CTC Media, Inc.	18,334	193,607
Cumulus Media, Inc. Class A (a)	25,159	165,043
Daily Journal Corp. (a)(d)	220	35,200
Dex Media, Inc. (a)(d)	1,928	14,055
DIRECTV (a)	65,240	5,062,624
Discovery Communications, Inc.:
Class A (a)(d)	16,330	1,360,616
Class B (a)	715	59,481
Class C (non-vtg.) (a)	12,591	971,144
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
DISH Network Corp. Class A (a)	27,227	$ 1,602,037
DreamWorks Animation SKG, Inc. Class A (a)(d)	9,343	279,449
Emmis Communications Corp. Class A (a)	2,486	7,806
Global Sources Ltd. (a)	3,344	22,706
Hemisphere Media Group, Inc. (a)	2,622	29,209
Insignia Systems, Inc. (a)	738	2,303
Lamar Advertising Co. Class A (a)	9,811	525,968
Liberty Global PLC:
Class A (a)	28,112	2,433,094
Class B (a)	247	19,824
Class C (d)	20,799	1,760,843
Liberty Media Corp. Class A (a)	14,213	1,949,455
Loral Space & Communications Ltd. (a)	2,850	225,207
MDC Partners, Inc. Class A (sub. vtg.)	6,329	142,339
Morningstar, Inc.	5,834	488,072
National CineMedia, Inc.	7,340	112,742
News Corp.:
Class A (a)	48,214	883,763
Class B (a)	23,517	420,719
Nexstar Broadcasting Group, Inc. Class A	3,714	158,514
Radio One, Inc. Class D (non-vtg.) (a)	5,190	25,794
ReachLocal, Inc. (a)(d)	2,733	28,915
Reading International, Inc. Class A (a)	2,789	20,694
Rentrak Corp. (a)	1,616	103,602
RRSat Global Communications Network Ltd.	1,296	11,832
Salem Communications Corp. Class A	2,027	18,425
Scholastic Corp.	4,160	146,765
SFX Entertainment, Inc. (d)	10,053	86,355
Sinclair Broadcast Group, Inc. Class A	8,994	266,402
Sirius XM Holdings, Inc. (a)(d)	763,096	2,754,777
Sizmek, Inc. (a)	3,677	45,558
Spanish Broadcasting System, Inc. Class A (a)	311	1,344
Starz - Liberty Capital Series A (a)(d)	14,188	453,732
The Madison Square Garden Co. Class A (a)	7,918	451,405
Twenty-First Century Fox, Inc.:
Class A	187,850	6,300,489
Class B	96,070	3,125,157
Value Line, Inc.	658	9,857
Viacom, Inc.:
Class A	8,087	709,715
Class B (non-vtg.)	47,340	4,153,138
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
VisionChina Media, Inc. ADR (a)	267	$ 6,507
WPP PLC ADR (d)	1,320	144,395
YOU On Demand Holdings, Inc. (a)	1,926	10,169
		57,013,509
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	25,736	1,409,561
Fred's, Inc. Class A	5,936	118,304
Gordmans Stores, Inc.	2,098	13,322
Sears Holdings Corp. (a)(d)	13,219	591,550
The Bon-Ton Stores, Inc.	2,482	26,955
Tuesday Morning Corp. (a)	5,371	84,002
		2,243,694
Specialty Retail - 1.7%
America's Car Mart, Inc. (a)(d)	822	29,789
Ascena Retail Group, Inc. (a)	20,072	367,117
bebe stores, Inc.	10,002	60,712
Bed Bath & Beyond, Inc. (a)(d)	26,704	1,811,065
Big 5 Sporting Goods Corp.	2,569	38,997
Body Central Corp. (a)(d)	1,200	3,744
Books-A-Million, Inc. (a)	1,634	3,677
Cache, Inc. (a)	4,123	21,852
Citi Trends, Inc. (a)	1,763	28,913
Coldwater Creek, Inc. (a)	1,716	1,344
Conn's, Inc. (a)(d)	4,323	154,763
Destination Maternity Corp.	1,585	44,760
Destination XL Group, Inc. (a)	4,191	23,889
Finish Line, Inc. Class A	5,933	160,310
Five Below, Inc. (a)(d)	6,726	259,220
Francesca's Holdings Corp. (a)(d)	5,445	106,559
Hastings Entertainment, Inc. (a)	1,374	2,734
Hibbett Sports, Inc. (a)(d)	3,253	186,494
Jos. A. Bank Clothiers, Inc. (a)	3,478	215,914
Kirkland's, Inc. (a)	1,743	30,816
Mattress Firm Holding Corp. (a)(d)	4,194	182,816
Monro Muffler Brake, Inc.	3,793	226,328
O'Reilly Automotive, Inc. (a)(d)	13,331	2,010,981
Outerwall, Inc. (a)(d)	3,433	242,816
Pacific Sunwear of California, Inc. (a)	6,909	19,760
Perfumania Holdings, Inc. (a)	1,858	11,613
PetSmart, Inc. (d)	12,803	858,569
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Rent-A-Center, Inc. (d)	6,780	$ 170,449
Ross Stores, Inc. (d)	26,885	1,957,228
Sears Hometown & Outlet Stores, Inc. (a)	2,985	69,133
Select Comfort Corp. (a)	7,167	129,436
Shoe Carnival, Inc.	4,690	121,190
Staples, Inc. (d)	81,024	1,101,116
Stein Mart, Inc.	5,907	80,276
Tandy Leather Factory, Inc. (a)	1,041	10,056
The Children's Place Retail Stores, Inc.	3,443	186,507
Tile Shop Holdings, Inc. (a)(d)	5,964	91,965
Tractor Supply Co.	17,245	1,216,807
Trans World Entertainment Corp.	6,821	28,512
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	7,957	713,663
Urban Outfitters, Inc. (a)	18,361	687,436
West Marine, Inc. (a)	2,166	27,032
Wet Seal, Inc. Class A (a)	7,436	14,128
Winmark Corp.	446	35,252
Zumiez, Inc. (a)	3,571	84,847
		13,830,585
Textiles, Apparel & Luxury Goods - 0.4%
Charles & Colvard Ltd. (a)	4,097	16,757
Cherokee, Inc.	881	12,528
Columbia Sportswear Co.	4,263	354,213
Crocs, Inc. (a)	10,744	163,631
Crown Crafts, Inc.	1,184	10,893
Deckers Outdoor Corp. (a)(d)	4,355	323,794
Exceed Co. Ltd. (a)	1,935	3,290
Fossil Group, Inc. (a)	6,835	785,410
G-III Apparel Group Ltd. (a)	2,514	174,698
Iconix Brand Group, Inc. (a)(d)	6,832	274,920
Joe's Jeans, Inc. (a)	4,434	6,252
Kingold Jewelry, Inc. (a)(d)	5,932	10,322
lululemon athletica, Inc. (a)(d)	14,259	717,370
Perry Ellis International, Inc. (a)	4,317	60,222
R.G. Barry Corp.	1,275	23,613
Rocky Brands, Inc.	1,050	14,448
Steven Madden Ltd. (a)	8,606	313,689
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Superior Uniform Group, Inc.	756	$ 12,603
Vera Bradley, Inc. (a)(d)	4,978	131,917
		3,410,570
TOTAL CONSUMER DISCRETIONARY		155,868,520
CONSUMER STAPLES - 3.7%
Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	844	63,840
Craft Brew Alliance, Inc. (a)	4,326	70,644
MGP Ingredients, Inc.	1,799	10,218
Monster Beverage Corp. (a)(d)	20,730	1,534,020
National Beverage Corp.	5,140	108,146
Primo Water Corp. (a)	1,600	5,184
		1,792,052
Food & Staples Retailing - 1.4%
Andersons, Inc.	3,760	206,198
Casey's General Stores, Inc. (d)	4,800	328,752
Chefs' Warehouse Holdings (a)(d)	4,289	99,719
China Jo-Jo Drugstores, Inc. (a)	1,100	1,870
Costco Wholesale Corp.	54,372	6,350,650
Fairway Group Holdings Corp. (d)	3,145	24,531
Fresh Market, Inc. (a)(d)	5,957	199,560
G Willi-Food International Ltd. (a)	177	1,407
Ingles Markets, Inc. Class A	1,211	28,434
PriceSmart, Inc.	3,698	376,198
Spartan Stores, Inc.	4,329	97,792
Sprouts Farmers Market LLC	17,940	700,019
The Pantry, Inc. (a)	2,782	41,953
United Natural Foods, Inc. (a)	6,296	455,704
Village Super Market, Inc. Class A	1,257	34,454
Whole Foods Market, Inc.	46,207	2,497,488
		11,444,729
Food Products - 2.0%
Alico, Inc.	753	28,584
Boulder Brands, Inc. (a)(d)	7,048	106,002
Bridgford Foods Corp. (a)	433	4,200
Cal-Maine Foods, Inc.	2,839	149,246
Calavo Growers, Inc.	2,804	87,317
Diamond Foods, Inc. (a)(d)	2,646	75,993
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Farmer Brothers Co. (a)	1,539	$ 32,442
Green Mountain Coffee Roasters, Inc. (d)	18,525	2,033,675
Griffin Land & Nurseries, Inc.	2,234	68,427
Inventure Foods, Inc. (a)	1,520	21,113
J&J Snack Foods Corp.	2,474	229,785
John B. Sanfilippo & Son, Inc.	641	15,544
Kraft Foods Group, Inc.	73,927	4,085,945
Lancaster Colony Corp.	3,548	320,030
Le Gaga Holdings Ltd. ADR (a)	950	2,936
Lifeway Foods, Inc. (d)	1,830	26,279
Limoneira Co. (d)	1,164	24,514
Mondelez International, Inc.	217,854	7,413,572
Origin Agritech Ltd. (a)	2,765	6,719
Pilgrims Pride Corp. (a)(d)	31,922	559,593
S&W Seed Co. (a)(d)	3,247	20,554
Sanderson Farms, Inc.	2,731	209,850
Seneca Foods Corp. Class A (a)	1,052	31,855
SkyPeople Fruit Juice, Inc. (a)	1,700	3,009
Snyders-Lance, Inc.	9,688	262,448
SunOpta, Inc. (a)	8,249	80,098
The Hain Celestial Group, Inc. (a)(d)	5,873	524,459
		16,424,189
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	5,332	39,244
WD-40 Co.	2,138	155,882
		195,126
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)(d)	3,626	110,847
Inter Parfums, Inc.	3,690	124,021
LifeVantage Corp. (a)	10,300	13,699
Mannatech, Inc. (a)	170	2,924
Nature's Sunshine Products, Inc.	1,394	21,063
Neptune Technologies & Bioressources, Inc. (a)(d)	6,363	16,665
Nutraceutical International Corp. (a)	889	23,283
Reliv International, Inc.	923	1,994
Star Scientific, Inc. (a)(d)	16,201	14,417
Synutra International, Inc. (a)	7,229	52,916
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
The Female Health Co. (d)	3,903	$ 26,970
United-Guardian, Inc.	81	2,257
		411,056
TOTAL CONSUMER STAPLES		30,267,152
ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Bolt Technology Corp.	649	13,051
Dawson Geophysical Co.	871	24,998
ENGlobal Corp. (a)	1,250	2,025
Exterran Partners LP	5,888	176,640
Forbes Energy Services Ltd. (a)	1,723	7,013
Geospace Technologies Corp. (a)	1,534	117,765
Gulf Island Fabrication, Inc.	1,159	24,304
Hercules Offshore, Inc. (a)(d)	18,157	86,427
Matrix Service Co. (a)	4,793	155,149
Mitcham Industries, Inc. (a)(d)	966	13,901
Ocean Rig UDW, Inc. (United States) (a)	15,955	277,777
Patterson-UTI Energy, Inc.	17,641	513,530
PHI, Inc. (non-vtg.) (a)	2,910	116,982
RigNet, Inc. (a)	2,089	99,896
SAExploration Holdings, Inc. (a)	1,473	13,920
Synthesis Energy Systems, Inc. (a)	9,656	15,932
Tesco Corp. (a)	3,830	72,655
TGC Industries, Inc.	1,383	8,851
		1,740,816
Oil, Gas & Consumable Fuels - 1.1%
Abraxas Petroleum Corp. (a)	14,110	47,551
Alliance Holdings GP, LP	7,382	459,160
Alliance Resource Partners LP	4,616	397,715
Amyris, Inc. (a)(d)	10,243	46,811
APCO Oil and Gas International, Inc. (a)	981	14,018
Approach Resources, Inc. (a)(d)	4,604	102,531
BioFuel Energy Corp. (a)(d)	1,164	3,387
Blueknight Energy Partners LP	2,517	22,729
BreitBurn Energy Partners LP	12,017	240,220
Calumet Specialty Products Partners LP	8,917	227,116
Capital Product Partners LP	10,549	113,507
Carrizo Oil & Gas, Inc. (a)	5,606	278,842
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ceres, Inc. (a)(d)	2,501	$ 3,576
Clean Energy Fuels Corp. (a)(d)	10,615	88,848
Crosstex Energy LP	11,408	352,393
Crosstex Energy, Inc.	6,431	267,723
Diamondback Energy, Inc. (a)(d)	5,715	367,646
Dorchester Minerals LP	5,054	126,956
Double Eagle Petroleum Co. (a)	564	1,213
Dynagas LNG Partners LP (a)	1,500	32,715
Eagle Rock Energy Partners LP	20,651	100,157
Energy XXI (Bermuda) Ltd.	10,208	236,417
EV Energy Partners LP	6,055	212,409
Feishang Anthracite Resources Ltd. (a)	8,590	15,718
FX Energy, Inc. (a)(d)	4,499	16,871
Gevo, Inc. (a)	4,703	6,396
Golar LNG Ltd. (NASDAQ) (d)	9,921	363,109
Golar LNG Partners LP	5,601	169,206
Green Plains Renewable Energy, Inc.	3,685	97,395
Gulfport Energy Corp. (a)	10,522	695,504
Hallador Energy Co.	2,945	24,002
Isramco, Inc. (a)	312	44,766
Ivanhoe Energy, Inc. (a)	10,891	6,196
James River Coal Co. (a)(d)	2,824	2,090
KiOR, Inc. Class A (a)	4,185	5,859
Knightsbridge Tankers Ltd.	2,869	29,723
L&L Energy, Inc. (a)(d)	2,643	4,440
Legacy Reserves LP	8,112	214,157
Lilis Energy, Inc. (a)	2,890	9,248
LINN Energy LLC/LINN Energy Finance Corp.	29,191	930,317
LinnCo LLC	15,764	480,644
Magellan Petroleum Corp. (a)	4,557	6,106
Marine Petroleum Trust	339	5,271
Marlin Midstream Partners LP	1,313	23,700
Martin Midstream Partners LP	3,139	132,058
Memorial Production Partners LP	6,254	139,714
Mid-Con Energy Partners LP	2,281	53,763
Pacific Ethanol, Inc. (a)	1,959	26,780
PDC Energy, Inc. (a)(d)	4,506	279,958
PostRock Energy Corp. (a)	1,147	1,491
PrimeEnergy Corp. (a)	333	16,550
Renewable Energy Group, Inc. (a)	4,128	48,174
Rentech, Inc. (a)(d)	34,673	65,185
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Rex Energy Corp. (a)(d)	7,345	$ 139,555
Rosetta Resources, Inc. (a)(d)	7,525	333,884
Sino Clean Energy, Inc. rights (a)	623	0
SinoCoking Coal and Coke Chemical Industries, Inc. (a)(d)	1,300	1,677
Solazyme, Inc. (a)(d)	8,012	98,307
StealthGas, Inc. (a)	3,775	39,675
Syntroleum Corp. (a)	705	2,813
Torchlight Energy Resources, Inc. (a)	2,041	10,307
TransGlobe Energy Corp. (a)	7,931	58,875
U.S. Energy Corp. (a)	3,179	12,716
Uranium Resources, Inc. (a)(d)	678	2,176
Vanguard Natural Resources LLC	7,469	223,024
Vertex Energy, Inc. (a)	2,874	10,892
Warren Resources, Inc. (a)	6,353	28,144
Westmoreland Coal Co. (a)	1,520	34,352
ZaZa Energy Corp. (a)(d)	10,467	9,628
Zion Oil & Gas, Inc. (a)	3,214	5,335
		8,669,391
TOTAL ENERGY		10,410,207
FINANCIALS - 6.8%
Capital Markets - 1.1%
BGC Partners, Inc. Class A	25,572	173,890
Calamos Asset Management, Inc. Class A	7,387	88,127
Capital Southwest Corp.	1,796	62,285
Capitala Finance Corp.	3,091	61,820
Carlyle Group LP	5,852	212,252
CIFI Corp.	1,822	14,394
Cowen Group, Inc. Class A (a)	11,723	50,174
Diamond Hill Investment Group, Inc.	526	61,726
E*TRADE Financial Corp. (a)	35,080	788,248
FBR & Co. (a)	1,363	35,438
Financial Engines, Inc. (d)	6,239	352,566
Gleacher & Co., Inc. (a)	621	6,887
Harris & Harris Group, Inc. (a)	3,415	10,450
Horizon Technology Finance Corp.	560	8,159
ICG Group, Inc. (a)	4,923	100,085
INTL FCStone, Inc. (a)(d)	2,645	48,113
LPL Financial	12,793	686,728
Medallion Financial Corp.	4,457	64,805
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Northern Trust Corp.	29,547	$ 1,827,482
Quartet Merger Corp. (a)	1,222	11,878
SEI Investments Co.	21,386	717,928
Siebert Financial Corp. (a)	2,067	5,250
T. Rowe Price Group, Inc.	32,549	2,642,002
U.S. Global Investments, Inc. Class A	870	3,115
Virtus Investment Partners, Inc. (a)	1,127	208,675
WisdomTree Investments, Inc. (a)(d)	15,745	245,307
		8,487,784
Commercial Banks - 2.9%
1st Source Corp.	3,717	115,970
1st United Bancorp, Inc.	2,920	22,484
Access National Corp.	974	16,412
ACNB Corp.	934	17,503
American National Bankshares, Inc.	2,403	53,971
American River Bankshares (a)	684	6,765
Ameris Bancorp (a)	2,404	50,580
Ames National Corp.	710	15,819
Arrow Financial Corp.	3,217	83,996
Associated Banc-Corp.	22,390	373,689
BancFirst Corp.	1,957	107,694
Bancorp, Inc., Delaware (a)	4,521	86,577
Bank of Commerce Holdings	924	5,553
Bank of Kentucky Financial Corp.	771	27,054
Bank of Marin Bancorp	628	27,776
Bank of the Ozarks, Inc. (d)	4,376	277,526
Banner Bank	2,988	118,594
Baylake Corp.	834	10,425
BBCN Bancorp, Inc.	9,438	160,635
BCB Bancorp, Inc.	1,563	20,757
BNC Bancorp	5,134	89,486
BOK Financial Corp.	8,929	577,974
Boston Private Financial Holdings, Inc.	8,549	111,479
Bridge Bancorp, Inc.	828	21,801
Bridge Capital Holdings (a)	1,686	37,463
Bryn Mawr Bank Corp.	1,221	34,786
BSB Bancorp, Inc. (a)	800	13,488
C & F Financial Corp.	186	6,808
Camden National Corp.	695	26,090
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Capital Bank Financial Corp.:
rights (a)	910	$ 0
Series A (a)	3,533	81,259
Capital City Bank Group, Inc. (d)	1,669	23,666
Cardinal Financial Corp. (d)	3,902	67,270
Cascade Bancorp (a)(d)	8,151	39,777
Cathay General Bancorp	8,818	224,065
Center Bancorp, Inc.	1,687	31,395
Centerstate Banks of Florida, Inc.	5,360	58,585
Central Valley Community Bancorp	3,435	39,709
Century Bancorp, Inc. Class A (non-vtg.)	620	22,258
Chemical Financial Corp.	3,660	107,933
Chemung Financial Corp.	187	5,473
Citizens & Northern Corp.	1,323	26,354
Citizens Holding Co.	2,908	53,449
City Holding Co. (d)	1,241	54,951
CNB Financial Corp., Pennsylvania	1,343	24,725
CoBiz, Inc.	3,409	38,044
Colony Bankcorp, Inc. (a)	217	1,335
Columbia Banking Systems, Inc.	6,049	158,605
Commerce Bancshares, Inc.	11,001	491,305
Community Trust Bancorp, Inc.	3,070	121,572
CommunityOne Bancorp (a)(d)	2,207	24,299
ConnectOne Bancorp, Inc.	570	27,075
CU Bancorp (a)	1,094	19,758
Customers Bancorp, Inc. (a)	2,723	53,834
CVB Financial Corp. (d)	12,127	188,817
DNB Financial Corp.	526	10,073
Eagle Bancorp, Inc., Maryland	4,177	143,104
East West Bancorp, Inc.	17,116	610,870
Eastern Virginia Bankshares, Inc. (a)	553	3,760
Enterprise Bancorp, Inc.	972	18,711
Enterprise Financial Services Corp.	4,125	77,220
Farmers Capital Bank Corp. (a)	684	13,400
Farmers National Banc Corp.	3,366	25,043
Fidelity Southern Corp.	1,409	20,247
Fifth Third Bancorp	108,009	2,343,255
Financial Institutions, Inc.	2,811	61,954
First Bancorp, North Carolina	3,068	56,144
First Busey Corp.	19,795	117,780
First Business Finance Services, Inc.	321	14,281
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Citizen Bancshares, Inc.	994	$ 223,044
First Citizens Banc Corp.	1,242	11,017
First Community Bancshares, Inc.	5,344	89,512
First Connecticut Bancorp, Inc.	1,300	20,384
First Financial Bancorp, Ohio	11,029	187,934
First Financial Bankshares, Inc.	3,550	214,704
First Financial Corp., Indiana	3,510	120,709
First Financial Holdings, Inc.	2,834	173,554
First Financial Service Corp. (a)	413	1,743
First Internet Bancorp	893	20,530
First Interstate Bancsystem, Inc.	1,287	33,333
First Merchants Corp.	3,979	85,230
First Midwest Bancorp, Inc., Delaware	12,352	205,908
First NBC Bank Holding Co.	1,915	63,904
First Niagara Financial Group, Inc.	43,500	394,545
First of Long Island Corp.	2,374	92,254
First South Bancorp, Inc., Virginia	619	5,398
First United Corp. (a)	493	3,801
Firstbank Corp., Michigan	3,229	59,252
FirstMerit Corp.	20,695	429,628
Flushing Financial Corp.	3,082	63,859
Fulton Financial Corp. (d)	22,308	274,611
German American Bancorp, Inc.	1,177	34,039
Glacier Bancorp, Inc. (d)	9,973	276,751
Great Southern Bancorp, Inc.	2,013	57,773
Grupo Financiero Galicia SA sponsored ADR (d)	3,399	34,568
Guaranty Bancorp	1,586	22,394
Hampton Roads Bankshares, Inc. (a)	14,778	24,531
Hancock Holding Co.	9,639	332,160
Hanmi Financial Corp.	3,531	82,731
Hawthorn Bancshares, Inc.	627	8,157
Heartland Financial U.S.A., Inc.	3,541	95,253
Heritage Commerce Corp.	2,406	19,465
Heritage Financial Corp., Washington	1,562	27,694
Heritage Oaks Bancorp (a)	7,356	58,774
Home Bancshares, Inc. (d)	8,382	281,300
Home Federal Bancorp, Inc.	1,430	21,579
HomeTrust Bancshares, Inc. (a)	1,926	30,180
Horizon Bancorp Industries	771	16,762
Huntington Bancshares, Inc.	103,312	984,563
IBERIABANK Corp. (d)	3,639	238,355
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Independent Bank Corp. (a)	2,585	$ 31,796
Independent Bank Corp., Massachusetts	2,646	97,346
Independent Bank Group, Inc.	1,305	70,131
International Bancshares Corp.	9,439	218,796
Intervest Bancshares Corp. Class A (a)	2,142	15,872
Investors Bancorp, Inc.	16,973	450,124
Lakeland Bancorp, Inc.	8,626	97,474
Lakeland Financial Corp.	2,671	101,498
LCNB Corp.	1,754	30,695
LNB Bancorp, Inc.	836	9,438
Macatawa Bank Corp.	1,576	8,321
MainSource Financial Group, Inc.	1,798	31,051
MB Financial, Inc.	6,377	194,690
MBT Financial Corp. (a)	578	2,786
Mercantile Bank Corp.	774	15,712
Merchants Bancshares, Inc.	610	20,093
Metro Bancorp, Inc. (a)	1,268	24,878
Middleburg Financial Corp.	762	14,006
MidWestOne Financial Group, Inc.	1,033	26,941
Monarch Financial Holdings, Inc.	2,251	26,517
MutualFirst Financial, Inc.	1,656	31,497
National Bankshares, Inc.	744	26,784
National Penn Bancshares, Inc.	17,248	186,278
NBT Bancorp, Inc.	3,796	89,130
NewBridge Bancorp (a)	1,464	10,541
North Valley Bancorp (a)	616	14,334
Northeast Bancorp	1,292	12,016
Northrim Bancorp, Inc.	787	19,337
Norwood Financial Corp.	895	25,991
Oak Valley Bancorp Oakdale California	1,026	9,747
OBA Financial Services, Inc. (a)	155	2,864
Ohio Valley Banc Corp.	2,509	56,051
Old Line Bancshares, Inc. (d)	5,175	86,733
Old National Bancorp, Indiana	11,644	163,365
Old Point Financial Corp.	453	7,135
Old Second Bancorp, Inc. (a)	929	4,608
OmniAmerican Bancorp, Inc.	1,053	22,924
Orrstown Financial Services, Inc. (a)	901	14,758
Pacific Continental Corp.	4,900	70,707
Pacific Mercantile Bancorp (a)	1,383	8,630
Pacific Premier Bancorp, Inc. (a)	1,446	22,991
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
PacWest Bancorp	5,363	$ 232,754
Palmetto Bancshares, Inc. (a)	2,607	34,856
Park Sterling Corp.	10,078	66,112
Patriot National Bancorp, Inc. (a)	2,549	3,186
Peapack-Gladstone Financial Corp.	1,331	24,757
Penns Woods Bancorp, Inc.	598	27,394
Peoples Bancorp, Inc.	991	24,250
Pinnacle Financial Partners, Inc.	4,268	153,989
Popular, Inc. (a)	12,763	364,894
Preferred Bank, Los Angeles (a)	1,901	45,681
Premier Financial Bancorp, Inc.	766	10,739
PrivateBancorp, Inc.	10,416	300,606
Renasant Corp.	3,552	103,221
Republic Bancorp, Inc., Kentucky Class A	1,696	40,857
Republic First Bancorp, Inc. (a)	1,871	6,885
S&T Bancorp, Inc.	3,959	91,334
S.Y. Bancorp, Inc.	1,532	45,715
Sandy Spring Bancorp, Inc.	2,695	63,952
SB Financial Group, Inc.	723	6,218
Seacoast Banking Corp., Florida (a)	2,036	21,948
Shore Bancshares, Inc. (a)	765	7,245
Sierra Bancorp	1,527	24,905
Signature Bank (a)(d)	5,815	761,358
Simmons First National Corp. Class A	2,215	78,920
Southcoast Financial Corp.	776	4,912
Southern National Bancorp of Virginia, Inc.	5,324	53,240
Southside Bancshares, Inc.	4,440	131,113
Southwest Bancorp, Inc., Oklahoma	1,648	28,988
State Bank Financial Corp.	3,324	56,574
Sterling Financial Corp.	7,158	226,694
Suffolk Bancorp (a)	1,100	22,187
Summit Financial Group, Inc. (a)	583	6,104
Sun Bancorp, Inc., New Jersey (a)	21,231	73,884
Susquehanna Bancshares, Inc. (d)	24,220	264,967
SVB Financial Group (a)	5,545	698,171
Talmer Bancorp, Inc. Class A	8,327	115,579
Taylor Capital Group, Inc. (a)	5,454	128,714
Texas Capital Bancshares, Inc. (a)(d)	4,884	307,448
The First Bancorp, Inc.	846	13,849
TowneBank (d)	8,145	121,931
Trico Bancshares	1,437	35,911
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
TriState Capital Holdings, Inc. (a)	3,693	$ 51,370
Trustmark Corp.	10,219	246,584
UMB Financial Corp.	6,497	405,023
Umpqua Holdings Corp. (d)	12,607	224,026
Union Bankshares, Inc.	244	5,571
Union First Market Bankshares Corp.	5,084	128,625
United Bankshares, Inc., West Virginia	8,952	263,457
United Community Banks, Inc., Georgia (a)	6,834	114,059
United Security Bancshares, Inc. (a)	450	3,429
United Security Bancshares, California	1,093	5,749
Univest Corp. of Pennsylvania	1,663	32,046
ViewPoint Financial Group	4,717	117,925
Washington Banking Co., Oak Harbor	1,292	23,799
Washington Trust Bancorp, Inc.	3,632	127,810
WesBanco, Inc.	2,535	75,568
West Bancorp., Inc.	1,654	24,562
Westamerica Bancorp.	3,642	183,120
Wilshire Bancorp, Inc.	12,802	129,940
Wintrust Financial Corp.	5,578	258,150
Yadkin Financial Corp. (a)	1,243	23,866
Zions Bancorporation	23,951	747,271
		23,840,971
Consumer Finance - 0.3%
Asta Funding, Inc. (a)	1,124	9,442
Atlanticus Holdings Corp. (a)	2,291	5,728
Consumer Portfolio Services, Inc. (a)	3,332	25,956
Credit Acceptance Corp. (a)	2,875	397,153
DFC Global Corp. (a)	4,082	33,595
Encore Capital Group, Inc. (a)(d)	2,978	144,790
EZCORP, Inc. (non-vtg.) Class A (a)	6,448	81,503
First Cash Financial Services, Inc. (a)(d)	3,785	199,962
Nicholas Financial, Inc.	1,433	22,613
Portfolio Recovery Associates, Inc. (a)(d)	6,202	336,334
QC Holdings, Inc.	1,821	4,425
SLM Corp.	57,293	1,371,594
World Acceptance Corp. (a)(d)	1,392	133,423
		2,766,518
Diversified Financial Services - 0.6%
American Capital Senior Floating Ltd.	942	13,772
California First National Bancorp	901	13,497
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
CBOE Holdings, Inc.	10,640	$ 574,879
China Commercial Credit, Inc.	1,526	12,818
CM Finance, Inc.	1,335	20,719
CME Group, Inc.	41,683	3,077,039
Global Defense & National Security Systems	991	10,009
Interactive Brokers Group, Inc.	5,916	131,572
Life Partners Holdings, Inc.	1,553	3,743
MarketAxess Holdings, Inc.	4,701	277,547
Marlin Business Services Corp.	1,512	32,508
MicroFinancial, Inc.	1,366	11,106
NewStar Financial, Inc. (a)	6,049	93,034
PICO Holdings, Inc. (a)	2,692	67,596
Resource America, Inc. Class A	3,667	34,690
The NASDAQ OMX Group, Inc.	20,743	796,324
Viewtran Group, Inc. (a)(d)	3,330	7,992
		5,178,845
Insurance - 0.7%
AMBAC Financial Group, Inc. (a)	5,403	186,728
American Independence Corp. (a)	848	10,346
American National Insurance Co.	3,613	410,039
Amerisafe, Inc.	3,096	134,800
Amtrust Financial Services, Inc. (d)	9,354	353,581
Arch Capital Group Ltd. (a)(d)	16,033	899,772
Argo Group International Holdings, Ltd.	3,054	134,804
Atlas Financial Holdings, Inc. (a)	775	9,455
Baldwin & Lyons, Inc. Class B	1,289	33,140
Cincinnati Financial Corp.	19,661	921,708
CNinsure, Inc. ADR (a)	4,611	27,666
Donegal Group, Inc. Class A	2,616	36,912
eHealth, Inc. (a)	2,265	108,720
EMC Insurance Group	1,487	45,354
Enstar Group Ltd. (a)	1,895	237,216
Erie Indemnity Co. Class A	6,957	504,939
Federated National Holding Co.	878	13,943
Global Indemnity PLC (a)	1,582	41,259
Greenlight Capital Re, Ltd. (a)	4,917	154,640
Hallmark Financial Services, Inc. (a)	1,598	13,535
Infinity Property & Casualty Corp.	1,255	92,556
Investors Title Co.	130	10,000
Kansas City Life Insurance Co.	1,480	72,816
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Maiden Holdings Ltd. (d)	10,993	$ 123,451
National Interstate Corp.	3,037	91,930
National Western Life Insurance Co. Class A	391	88,386
Navigators Group, Inc. (a)	1,545	93,658
Safety Insurance Group, Inc.	1,894	105,742
Selective Insurance Group, Inc.	9,193	211,807
State Auto Financial Corp.	5,504	110,190
Tower Group International Ltd. (d)	7,498	20,694
United Fire Group, Inc.	2,926	84,795
United Insurance Holdings Corp.	2,000	26,120
		5,410,702
Real Estate Investment Trusts - 0.5%
American Capital Agency Corp.	47,418	1,056,947
American Capital Mortgage Investment Corp.	5,608	113,113
American Realty Capital Properties, Inc.	95,501	1,402,910
CyrusOne, Inc.	1,950	43,329
Gaming & Leisure Properties	12,658	482,017
Gladstone Commercial Corp.	1,389	24,169
New York Mortgage Trust, Inc.	9,975	77,107
Potlatch Corp.	5,403	214,175
Retail Opportunity Investments Corp.	11,127	165,013
Sabra Health Care REIT, Inc.	4,057	115,503
Trade Street Residential, Inc.	5,670	41,334
		3,735,617
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA	2,803	275,759
AV Homes, Inc. (a)(d)	4,532	89,507
China HGS Real Estate, Inc. (a)(d)	4,000	16,560
China Housing & Land Development, Inc. (a)(d)	4,266	9,257
Cresud S.A.C.I.F. y A. sponsored ADR (d)	4,719	44,359
Elbit Imaging Ltd. (a)	2,178	453
FirstService Corp. (sub. vtg.)	5,234	239,319
Stratus Properties, Inc. (a)	1,162	19,766
ZipRealty, Inc. (a)	2,678	12,694
		707,674
Thrifts & Mortgage Finance - 0.6%
America First Tax Exempt Investors LP	6,433	38,598
ASB Bancorp, Inc. (a)	402	6,991
Banc of California, Inc.	2,802	35,838
Bank Mutual Corp.	4,433	29,346
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
BankFinancial Corp.	3,749	$ 37,415
Beneficial Mutual Bancorp, Inc. (a)	9,312	112,116
BofI Holding, Inc. (a)(d)	1,714	159,573
Brookline Bancorp, Inc., Delaware	11,097	101,316
Camco Financial Corp. (a)	727	4,398
Cape Bancorp, Inc.	2,034	21,621
Capitol Federal Financial, Inc.	17,870	217,121
Carver Bancorp, Inc. (a)	695	10,425
Charter Financial Corp.	1,995	21,007
Cheviot Financial Corp.	3,308	34,006
Chicopee Bancorp, Inc.	629	11,247
Clifton Savings Bancorp, Inc.	3,658	48,176
Dime Community Bancshares, Inc.	6,783	113,954
ESB Financial Corp.	1,795	23,532
ESSA Bancorp, Inc.	1,042	11,702
First Defiance Financial Corp.	1,088	30,105
First Federal Bancshares of Arkansas, Inc. (a)	1,752	15,207
First Financial Northwest, Inc.	1,666	17,226
Fox Chase Bancorp, Inc.	3,841	65,835
Franklin Financial Corp./VA (a)	1,350	26,730
Heritage Financial Group, Inc.	1,347	25,148
Hingham Institution for Savings	1,006	78,770
HMN Financial, Inc. (a)	448	5,716
Home Bancorp, Inc. (a)	2,839	59,023
Home Loan Servicing Solutions Ltd. (d)	8,363	171,609
HomeStreet, Inc.	1,706	32,141
HopFed Bancorp, Inc.	199	2,296
Hudson City Bancorp, Inc.	65,110	618,545
Kearny Financial Corp. (a)	7,072	88,966
LSB Financial Corp.	136	3,911
Meridian Interstate Bancorp, Inc. (a)	2,504	60,597
Meta Financial Group, Inc.	1,629	69,575
NASB Financial, Inc.	2,224	56,356
New Hampshire Thrift Bancshare	70	1,043
NMI Holdings, Inc. (a)	7,158	78,309
Northeast Community Bancorp, Inc.	696	5,018
Northfield Bancorp, Inc.	8,722	110,421
Northwest Bancshares, Inc.	10,985	157,635
Ocean Shore Holding Co.	4,265	59,326
OceanFirst Financial Corp.	1,772	33,455
Oneida Financial Corp.	115	1,452
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Oritani Financial Corp.	7,199	$ 112,736
People's United Financial, Inc. (d)	37,527	531,758
Provident Financial Holdings, Inc.	1,514	23,270
Prudential Bancorp, Inc. (a)	1,106	11,890
Pulaski Financial Corp.	1,793	18,002
Riverview Bancorp, Inc. (a)	4,177	14,118
Rockville Financial, Inc.	3,776	49,730
Severn Bancorp, Inc. (a)	677	3,121
SI Financial Group, Inc.	395	4,657
Simplicity Bancorp, Inc.	1,220	21,521
Southern Missouri Bancorp, Inc.	1,888	65,079
Territorial Bancorp, Inc.	974	21,623
TFS Financial Corp. (a)	38,156	451,004
Tree.com, Inc. (a)	1,269	42,905
Trustco Bank Corp., New York	11,125	75,205
United Community Financial Corp. (a)	8,612	31,951
United Financial Bancorp, Inc.	3,063	53,939
Washington Federal, Inc.	12,905	289,330
Waterstone Financial, Inc. Maryland (a)	3,411	36,020
Westfield Financial, Inc.	2,783	21,123
WSFS Financial Corp.	1,404	100,091
		4,891,870
TOTAL FINANCIALS		55,019,981
HEALTH CARE - 15.9%
Biotechnology - 10.0%
ACADIA Pharmaceuticals, Inc. (a)(d)	11,155	315,687
Acceleron Pharma, Inc. (d)	3,750	175,988
Achillion Pharmaceuticals, Inc. (a)(d)	11,586	40,551
Acorda Therapeutics, Inc. (a)	4,797	175,762
Advaxis, Inc. (a)	1,946	9,535
Aegerion Pharmaceuticals, Inc. (a)(d)	3,744	205,021
AEterna Zentaris, Inc. (sub. vtg.) (a)(d)	1,514	1,893
Agenus, Inc. (a)	4,363	21,335
Agios Pharmaceuticals, Inc.	4,197	131,198
Alexion Pharmaceuticals, Inc. (a)(d)	24,362	4,307,202
Alkermes PLC (a)(d)	16,663	810,988
Alnylam Pharmaceuticals, Inc. (a)(d)	7,719	627,092
AMAG Pharmaceuticals, Inc. (a)	2,788	57,795
Amarin Corp. PLC ADR (a)(d)	20,997	36,535
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Ambit Biosciences Corp.	3,341	$ 36,450
Amgen, Inc.	93,676	11,617,698
Amicus Therapeutics, Inc. (a)	4,812	12,126
Anacor Pharmaceuticals, Inc. (a)(d)	5,225	99,275
Anthera Pharmaceuticals, Inc. (a)	1,025	3,034
Arena Pharmaceuticals, Inc. (a)(d)	27,340	177,983
ARIAD Pharmaceuticals, Inc. (a)(d)	23,454	203,815
ArQule, Inc. (a)	5,654	12,722
Array BioPharma, Inc. (a)(d)	14,003	67,494
Arrowhead Research Corp. (a)	4,865	94,576
Athersys, Inc. (a)(d)	8,108	30,648
AVEO Pharmaceuticals, Inc. (a)	4,054	7,581
BIND Therapeutics, Inc.	2,750	37,565
BioCryst Pharmaceuticals, Inc. (a)(d)	7,056	82,485
Biogen Idec, Inc. (a)	29,346	9,997,595
BioMarin Pharmaceutical, Inc. (a)(d)	17,483	1,416,123
Biospecifics Technologies Corp. (a)	2,036	48,314
Biota Pharmaceuticals, Inc. (a)	4,051	26,818
Bluebird Bio, Inc. (d)	3,482	88,791
Burcon NutraScience Corp. (a)	2,165	6,530
Cancer Genetics, Inc.	1,461	27,554
Cara Therapeutics, Inc.	3,021	57,036
Catalyst Pharmaceutical Partners, Inc. (a)	8,370	18,749
Celator Pharmaceuticals, Inc. (a)	2,950	10,030
Celgene Corp. (a)	51,133	8,219,630
Cell Therapeutics, Inc. (a)(d)	16,450	63,333
Celldex Therapeutics, Inc. (a)(d)	9,985	291,762
Cellular Dynamics International, Inc. (d)	2,617	38,967
Celsion Corp. (a)	753	2,809
Cepheid, Inc. (a)(d)	8,250	442,695
Chelsea Therapeutics International Ltd. (a)(d)	9,777	55,827
ChemoCentryx, Inc. (a)(d)	4,886	37,134
Chimerix, Inc.	3,595	71,900
China Biologic Products, Inc. (a)	2,981	104,663
Cleveland Biolabs, Inc. (a)	3,204	2,252
Clovis Oncology, Inc. (a)	4,314	343,481
Codexis, Inc. (a)	3,083	5,734
Conatus Pharmaceuticals, Inc. (d)	2,232	25,043
Concert Pharmaceuticals, Inc.	1,296	18,507
Coronado Biosciences, Inc. (a)(d)	3,308	9,395
Cubist Pharmaceuticals, Inc. (a)(d)	9,229	733,890
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cubist Pharmaceuticals, Inc. rights (a)	5,544	$ 0
Curis, Inc. (a)(d)	9,586	29,237
Cyclacel Pharmaceuticals, Inc. (a)(d)	968	3,756
Cytokinetics, Inc. (a)	3,138	30,909
Cytori Therapeutics, Inc. (a)(d)	7,415	23,357
CytRx Corp. (a)(d)	4,867	28,813
Dendreon Corp. (a)(d)	21,278	61,281
Dicerna Pharmaceuticals, Inc.	1,952	71,677
Discovery Laboratories, Inc. (a)	8,509	22,464
Durata Therapeutics, Inc. (a)(d)	4,539	62,230
Dyax Corp. (a)(d)	15,128	146,288
Dynavax Technologies Corp. (a)(d)	33,296	61,931
Eagle Pharmaceuticals, Inc.	862	11,861
Eleven Biotherapeutics, Inc.	1,007	16,313
Enanta Pharmaceuticals, Inc. (d)	2,547	93,831
EntreMed, Inc. (a)	899	1,726
Enzon Pharmaceuticals, Inc.	3,917	3,760
Enzymotec Ltd. (d)	2,963	82,668
Epizyme, Inc.	3,427	102,467
Esperion Therapeutics, Inc. (d)	4,304	66,927
Exact Sciences Corp. (a)(d)	9,528	128,152
Exelixis, Inc. (a)(d)	20,419	144,158
Fate Therapeutics, Inc.	4,837	34,681
Five Prime Therapeutics, Inc.	2,785	38,879
Flexion Therapeutics, Inc.	1,161	21,362
Foundation Medicine, Inc. (d)	3,945	140,560
Galectin Therapeutics, Inc. (a)	2,387	40,245
Galena Biopharma, Inc. (a)(d)	12,293	48,557
Genocea Biosciences, Inc.	3,233	47,428
Genomic Health, Inc. (a)(d)	3,364	88,843
GenVec, Inc. (a)	764	2,743
Geron Corp. (a)(d)	20,450	97,240
Gilead Sciences, Inc. (a)(d)	190,556	15,776,131
GlycoMimetics, Inc. (d)	3,635	44,311
Grifols SA ADR	13,321	560,548
GTx, Inc. (a)(d)	5,496	9,343
Halozyme Therapeutics, Inc. (a)	14,776	208,194
Harvard Apparatus (a)	528	2,672
Heron Therapeutics, Inc. (a)	2,282	32,016
Hyperion Therapeutics, Inc. (a)(d)	2,468	76,508
Idenix Pharmaceuticals, Inc. (a)(d)	19,809	135,097
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Idera Pharmaceuticals, Inc. (a)	7,484	$ 43,332
ImmunoGen, Inc. (a)(d)	13,955	228,862
Immunomedics, Inc. (a)(d)	10,761	51,007
Incyte Corp. (a)(d)	19,883	1,277,682
Infinity Pharmaceuticals, Inc. (a)(d)	6,270	98,314
Insmed, Inc. (a)	5,232	104,692
Insys Therapeutics, Inc. (a)	2,710	182,329
Intercept Pharmaceuticals, Inc. (a)	2,402	986,021
InterMune, Inc. (a)	10,839	325,604
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	11,774	170,841
Isis Pharmaceuticals, Inc. (a)(d)	14,333	730,983
KaloBios Pharmaceuticals, Inc.	4,721	15,343
Kamada (a)	7,721	133,882
Karyopharm Therapeutics, Inc. (d)	3,838	154,057
Keryx Biopharmaceuticals, Inc. (a)(d)	10,159	163,052
Kindred Biosciences, Inc. (d)	2,409	54,347
KYTHERA Biopharmaceuticals, Inc. (a)(d)	2,907	145,263
Lexicon Pharmaceuticals, Inc. (a)(d)	61,516	110,114
Ligand Pharmaceuticals, Inc.:
Class B (a)(d)	2,544	177,444
General CVR (a)	1,518	93
Glucagon CVR (a)	1,518	258
MRK CVR rights (a)	1,639	0
rights (a)	1,518	10
TR Beta CVR (a)	1,518	8
Macrogenics, Inc.	2,878	100,730
MannKind Corp. (a)(d)	44,326	274,378
Medivation, Inc. (a)(d)	9,322	670,345
MEI Pharma, Inc. (a)	3,244	27,996
Merrimack Pharmaceuticals, Inc. (a)(d)	12,769	63,590
Metabolix, Inc. (a)	2,402	3,075
MiMedx Group, Inc. (a)	11,267	80,559
Mirati Therapeutics, Inc. (a)	2,464	59,949
Momenta Pharmaceuticals, Inc. (a)	5,798	85,810
Myriad Genetics, Inc. (a)(d)	9,343	338,310
Nanosphere, Inc. (a)	6,121	14,690
Neurocrine Biosciences, Inc. (a)	8,611	151,812
NewLink Genetics Corp. (a)(d)	3,310	146,302
Northwest Biotherapeutics, Inc. (a)(d)	4,891	34,677
Novavax, Inc. (a)(d)	24,046	153,894
NPS Pharmaceuticals, Inc. (a)(d)	12,570	439,699
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Nymox Pharmaceutical Corp. (a)(d)	3,188	$ 16,769
Ohr Pharmaceutical, Inc. (a)	3,461	48,973
OncoGenex Pharmaceuticals, Inc. (a)	1,302	14,348
Oncolytics Biotech, Inc. (a)(d)	8,292	14,228
OncoMed Pharmaceuticals, Inc. (d)	3,581	123,616
Onconova Therapeutics, Inc. (d)	2,820	23,970
Oncothyreon, Inc. (a)	4,953	15,305
Ophthotech Corp. (d)	4,646	156,431
Orexigen Therapeutics, Inc. (a)(d)	11,777	81,732
Osiris Therapeutics, Inc. (a)(d)	4,309	65,798
OvaScience, Inc. (a)	2,376	25,637
Oxygen Biotherapeutics, Inc. (a)(d)	1,615	10,449
PDL BioPharma, Inc. (d)	23,603	202,278
Peregrine Pharmaceuticals, Inc. (a)(d)	27,016	48,899
Pharmacyclics, Inc. (a)	9,127	1,265,550
Pluristem Therapeutics, Inc. (a)	6,336	26,041
Portola Pharmaceuticals, Inc. (d)	4,643	113,243
Prana Biotechnology Ltd. ADR (a)(d)	3,293	37,244
Progenics Pharmaceuticals, Inc. (a)	7,808	36,463
Prosensa Holding BV (a)(d)	3,979	26,142
Prothena Corp. PLC (a)	3,294	118,617
PTC Therapeutics, Inc. (a)	2,849	89,345
QLT, Inc.	5,883	35,357
Raptor Pharmaceutical Corp. (a)(d)	7,018	111,095
Receptos, Inc.	2,987	138,552
Regado Biosciences, Inc.	2,076	14,885
Regeneron Pharmaceuticals, Inc. (a)(d)	12,068	4,012,610
Regulus Therapeutics, Inc. (a)(d)	5,769	64,786
Repligen Corp. (a)(d)	3,646	54,581
Retrophin, Inc. (a)(d)	4,320	76,334
Rigel Pharmaceuticals, Inc. (a)	8,710	29,962
Sangamo Biosciences, Inc. (a)	7,507	136,627
Sarepta Therapeutics, Inc. (a)(d)	4,685	136,006
Seattle Genetics, Inc. (a)(d)	14,915	784,380
SIGA Technologies, Inc. (a)	15,536	49,871
Sinovac Biotech Ltd. (a)	7,243	47,587
Sorrento Therapeutics, Inc. (a)	2,000	23,040
Spectrum Pharmaceuticals, Inc. (a)	6,984	58,316
StemCells, Inc. (a)(d)	1,913	2,812
Stemline Therapeutics, Inc.	1,382	35,739
Sunesis Pharmaceuticals, Inc. (a)	4,329	28,355
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Synageva BioPharma Corp. (a)(d)	3,750	$ 430,013
Synergy Pharmaceuticals, Inc. (a)(d)	11,873	72,069
Synta Pharmaceuticals Corp. (a)(d)	12,470	77,065
Targacept, Inc. (a)	2,644	13,035
Tekmira Pharmaceuticals Corp. (a)	3,170	65,461
TESARO, Inc. (a)(d)	4,159	137,289
TetraLogic Pharmaceuticals Corp.	3,288	28,573
Tetraphase Pharmaceuticals, Inc.	4,443	60,425
TG Therapeutics, Inc. (a)	4,201	27,727
Theravance, Inc. (a)(d)	13,666	505,642
Threshold Pharmaceuticals, Inc. (a)	5,054	25,270
TONIX Pharmaceuticals Holding (a)	1,700	23,171
Transition Therapeutics, Inc. (a)	2,434	17,525
Trevena, Inc.	1,430	11,411
Trovagene, Inc. (a)(d)	2,998	18,767
Ultragenyx Pharmaceutical, Inc.	2,772	154,567
UniQure B.V.	2,995	49,418
United Therapeutics Corp. (a)(d)	6,148	623,530
Vanda Pharmaceuticals, Inc. (a)(d)	4,355	65,891
Verastem, Inc. (a)	3,584	47,918
Vertex Pharmaceuticals, Inc. (a)(d)	28,915	2,338,067
Vical, Inc. (a)	13,452	20,447
Xencor, Inc.	6,088	68,429
XOMA Corp. (a)	12,602	105,353
Zalicus, Inc. (a)(d)	1,585	2,393
ZIOPHARM Oncology, Inc. (a)(d)	11,631	49,548
		81,404,091
Health Care Equipment & Supplies - 1.5%
Abaxis, Inc. (a)(d)	2,567	97,418
Abiomed, Inc. (a)(d)	4,827	136,073
Accuray, Inc. (a)(d)	9,265	86,906
Align Technology, Inc. (a)(d)	9,905	518,329
Alphatec Holdings, Inc. (a)	18,402	25,947
Analogic Corp.	1,466	138,185
Angiodynamics, Inc. (a)	3,785	58,289
Anika Therapeutics, Inc. (a)	1,697	66,811
Antares Pharma, Inc. (a)	14,208	63,226
ArthroCare Corp. (a)	3,476	167,717
Atossa Genetics, Inc. (a)	4,348	9,566
Atricure, Inc. (a)	2,721	56,570
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Atrion Corp.	338	$ 97,827
AxoGen, Inc. (a)	2,273	9,183
Baxano Surgical, Inc. (a)(d)	1,691	2,570
BioLase Technology, Inc. (d)	2,500	7,725
Cardica, Inc. (a)	1,278	1,457
Cardiovascular Systems, Inc. (a)	3,315	116,025
Cerus Corp. (a)(d)	8,475	54,749
Cesca Therapeutics, Inc. (a)	1,101	2,444
CONMED Corp.	3,219	150,070
Cutera, Inc. (a)	1,010	10,807
Cyberonics, Inc. (a)(d)	3,254	222,801
Cynosure, Inc. Class A (a)	2,490	76,642
Dehaier Medical Systems Ltd. (a)	837	7,818
Delcath Systems, Inc. (a)	5,700	1,784
DENTSPLY International, Inc. (d)	17,561	796,918
Derma Sciences, Inc. (a)	2,812	41,308
DexCom, Inc. (a)	8,869	399,992
Digirad Corp.	2,688	9,408
EDAP TMS SA sponsored ADR (a)	1,813	6,019
Endologix, Inc. (a)(d)	7,361	99,374
EnteroMedics, Inc. (a)(d)	11,433	27,782
Exactech, Inc. (a)	1,007	23,463
Fonar Corp. (a)	906	20,530
Genmark Diagnostics, Inc. (a)	5,389	67,147
Hansen Medical, Inc. (a)(d)	11,167	26,131
HeartWare International, Inc. (a)	2,083	200,030
Hologic, Inc. (a)(d)	33,709	734,182
ICU Medical, Inc. (a)(d)	1,661	96,105
IDEXX Laboratories, Inc. (a)(d)	6,423	808,656
Imris, Inc. (a)	7,102	18,087
Inogen, Inc.	1,763	30,870
Insulet Corp. (a)(d)	7,336	347,800
Integra LifeSciences Holdings Corp. (a)(d)	3,844	180,822
Intuitive Surgical, Inc. (a)(d)	4,730	2,104,046
Iridex Corp. (a)	1,193	11,214
Ldr Holding Corp. (d)	3,068	95,875
LeMaitre Vascular, Inc.	1,743	14,275
Masimo Corp. (a)(d)	8,207	209,689
Mazor Robotics Ltd. sponsored ADR (a)(d)	1,310	32,488
Medical Action Industries, Inc. (a)	1,561	11,427
MELA Sciences, Inc. (a)(d)	3,083	2,174
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Meridian Bioscience, Inc.	6,621	$ 138,114
Merit Medical Systems, Inc. (a)	4,873	73,534
Natus Medical, Inc. (a)	4,241	106,449
Neogen Corp. (a)(d)	4,830	209,236
Novadaq Technologies, Inc. (a)	6,419	130,948
NuVasive, Inc. (a)	5,394	198,230
NxStage Medical, Inc. (a)	7,477	103,706
OraSure Technologies, Inc. (a)	6,612	45,887
Orthofix International NV (a)	2,537	56,372
Oxford Immunotec Global PLC (a)	2,099	46,703
PhotoMedex, Inc. (a)(d)	1,894	27,728
Quidel Corp. (a)(d)	4,083	114,406
Rockwell Medical Technologies, Inc. (a)(d)	4,679	59,377
RTI Biologics, Inc. (a)	5,687	21,383
Sirona Dental Systems, Inc. (a)(d)	6,787	478,212
Staar Surgical Co. (a)	4,485	63,508
Stereotaxis, Inc. (a)	2,480	12,301
Sunshine Heart, Inc. (a)(d)	2,294	19,063
SurModics, Inc. (a)	1,470	36,603
Synergetics U.S.A., Inc. (a)	1,143	3,955
Syneron Medical Ltd. (a)	4,460	49,595
Tandem Diabetes Care, Inc.	2,572	66,229
TearLab Corp. (a)	4,425	35,621
The Spectranetics Corp. (a)	6,043	181,048
Thoratec Corp. (a)	7,380	274,093
Tornier NV (a)	5,907	113,414
Trinity Biotech PLC sponsored ADR	3,022	80,053
Unilife Corp. (a)(d)	11,896	55,078
Uroplasty, Inc. (a)	2,392	9,855
Utah Medical Products, Inc.	362	19,906
Vascular Solutions, Inc. (a)	2,532	65,883
Veracyte, Inc.	3,107	49,743
Vision Sciences, Inc. (a)	2,813	4,079
Volcano Corp. (a)(d)	7,766	166,658
Wright Medical Group, Inc. (a)(d)	5,629	179,115
Zeltiq Aesthetics, Inc. (a)	4,307	81,790
		11,980,626
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc. (a)(d)	6,152	304,155
Addus HomeCare Corp. (a)	1,350	38,826
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Air Methods Corp. (a)(d)	4,757	$ 256,973
Alliance Healthcare Services, Inc. (a)	1,731	52,172
Almost Family, Inc. (a)	863	23,663
Amedisys, Inc. (a)(d)	4,014	68,077
AmSurg Corp. (a)	5,447	238,905
Bio-Reference Laboratories, Inc. (a)	3,332	84,166
BioScrip, Inc. (a)(d)	7,602	54,202
BioTelemetry, Inc. (a)	3,253	36,564
Catamaran Corp. (a)	25,643	1,154,664
Chindex International, Inc. (a)	1,481	28,509
Corvel Corp. (a)	3,085	141,941
Cross Country Healthcare, Inc. (a)	3,098	32,219
Express Scripts Holding Co. (a)	100,267	7,551,108
Gentiva Health Services, Inc. (a)	4,874	52,201
Healthways, Inc. (a)(d)	4,493	67,215
Henry Schein, Inc. (a)(d)	10,437	1,242,420
IPC The Hospitalist Co., Inc. (a)(d)	2,048	105,124
LCA-Vision, Inc. (a)	1,176	6,397
LHC Group, Inc. (a)	2,360	55,602
LifePoint Hospitals, Inc. (a)	6,520	353,710
Magellan Health Services, Inc. (a)	3,981	243,398
MWI Veterinary Supply, Inc. (a)(d)	1,614	262,953
National Research Corp.:
Class A (a)	2,214	38,745
Class B (d)	369	14,778
NeoStem, Inc. (a)	3,226	22,582
Patterson Companies, Inc. (d)	12,984	534,421
PDI, Inc. (a)	1,717	8,156
Premier, Inc.	3,525	117,911
Providence Service Corp. (a)	1,589	42,252
RadNet, Inc. (a)	2,333	4,526
Sharps Compliance Corp. (a)	2,640	12,672
Surgical Care Affiliates, Inc.	5,153	156,754
The Ensign Group, Inc.	2,800	110,880
USMD Holdings, Inc. (a)	1,157	16,198
VCA Antech, Inc. (a)	11,289	349,620
		13,884,659
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	20,758	385,476
athenahealth, Inc. (a)(d)	4,611	893,935
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Authentidate Holding Corp. (a)	1,782	$ 1,871
Cerner Corp. (a)(d)	42,588	2,613,626
Computer Programs & Systems, Inc.	1,754	120,026
HealthStream, Inc. (a)(d)	3,395	97,844
HMS Holdings Corp. (a)(d)	10,776	220,477
iCAD, Inc. (a)	949	11,056
MedAssets, Inc. (a)	7,024	170,613
Medidata Solutions, Inc. (a)(d)	6,558	420,368
Merge Healthcare, Inc. (a)(d)	8,773	22,020
Omnicell, Inc. (a)	4,289	123,437
Quality Systems, Inc.	8,498	148,375
Simulations Plus, Inc.	1,656	9,439
Streamline Health Solutions, Inc. (a)	5,177	32,460
		5,271,023
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(d)	5,225	77,226
Affymetrix, Inc. (a)(d)	8,902	68,723
Albany Molecular Research, Inc. (a)(d)	3,715	57,954
Apricus Biosciences, Inc. (a)(d)	2,588	6,043
BG Medicine, Inc. (a)	1,419	1,845
Bruker BioSciences Corp. (a)	20,514	466,488
Compugen Ltd. (a)	3,805	43,149
Fluidigm Corp. (a)	3,073	143,970
Furiex Pharmaceuticals, Inc. (a)	1,322	122,325
Harvard Bioscience, Inc. (a)	2,115	10,321
ICON PLC (a)	7,489	350,785
Illumina, Inc. (a)	15,687	2,690,164
Luminex Corp. (a)	5,675	104,874
Nanostring Technologies, Inc.	2,111	39,898
NeoGenomics, Inc. (a)	7,505	26,868
Pacific Biosciences of California, Inc. (a)	8,231	54,818
PAREXEL International Corp. (a)	6,925	370,972
pSivida Corp. (a)	3,298	14,445
QIAGEN NV (a)(d)	29,054	646,452
Response Genetics, Inc. (a)	6,802	9,727
Sequenom, Inc. (a)	12,977	30,755
Techne Corp. (d)	4,403	391,163
		5,728,965
Pharmaceuticals - 1.3%
Acasti Pharma, Inc. (a)	29,669	37,680
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
AcelRx Pharmaceuticals, Inc. (a)(d)	6,090	$ 69,609
Acura Pharmaceuticals, Inc. (a)	4,909	9,720
Aerie Pharmaceuticals, Inc.	3,215	73,849
Akorn, Inc. (a)(d)	11,650	300,803
Alcobra Pharma Ltd.	1,817	43,263
Alexza Pharmaceuticals, Inc. (a)	428	2,345
Alimera Sciences, Inc. (a)	4,006	26,880
ANI Pharmaceuticals, Inc. (a)	1,410	42,695
Aratana Therapeutics, Inc.	3,232	75,532
AstraZeneca PLC rights (a)	3,011	0
Auxilium Pharmaceuticals, Inc. (a)	5,970	183,578
AVANIR Pharmaceuticals Class A (a)	16,623	69,152
Biodelivery Sciences International, Inc. (a)	5,323	49,877
Cadence Pharmaceuticals, Inc. (a)	10,786	150,896
Cardiome Pharma Corp. (a)	2,219	21,543
Cempra, Inc. (a)	5,300	60,367
Columbia Laboratories, Inc. (a)	768	5,245
Corcept Therapeutics, Inc. (a)(d)	10,274	33,699
Cumberland Pharmaceuticals, Inc. (a)	1,718	7,954
DepoMed, Inc. (a)(d)	6,750	81,338
Durect Corp. (a)	8,664	12,043
Egalet Corp.	2,833	36,461
Endo Health Solutions, Inc. (a)	14,182	1,132,007
Endocyte, Inc. (a)(d)	4,913	64,704
Flamel Technologies SA sponsored ADR (a)	2,626	26,260
GW Pharmaceuticals PLC ADR (a)	529	34,866
Hi-Tech Pharmacal Co., Inc. (a)	1,911	82,861
Horizon Pharma, Inc. (a)(d)	9,729	118,888
Impax Laboratories, Inc. (a)	10,188	262,545
Imprimis Pharmaceuticals, Inc. (a)(d)	2,451	21,103
IntelliPharmaCeutics International Corp. (a)	4,988	19,752
Intra-Cellular Therapies, Inc.	4,197	68,117
Jazz Pharmaceuticals PLC (a)(d)	7,135	1,084,128
Mylan, Inc. (a)(d)	47,427	2,635,518
Nektar Therapeutics (a)(d)	13,487	173,038
NeuroBioPharm, Inc.:
Class A (a)(d)	213	19
warrants (a)(d)	427	0
Ocera Therapeutics, Inc. (a)(d)	2,372	36,695
Omeros Corp. (a)(d)	3,590	47,962
Oramed Pharmaceuticals, Inc. (a)(d)	1,051	15,618
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pacira Pharmaceuticals, Inc. (a)	4,119	$ 322,271
Pain Therapeutics, Inc. (a)	8,191	46,279
Pernix Therapeutics Holdings, Inc. (a)(d)	9,460	34,718
Pozen, Inc.	3,117	24,811
ProPhase Labs, Inc. (a)	1,566	3,179
Questcor Pharmaceuticals, Inc. (d)	7,513	456,415
Relypsa, Inc.	3,838	151,447
Repros Therapeutics, Inc. (a)	2,624	51,299
Revance Therapeutics, Inc.	2,520	67,864
Sagent Pharmaceuticals, Inc. (a)	3,766	79,689
Salix Pharmaceuticals Ltd. (a)(d)	7,780	839,618
SciClone Pharmaceuticals, Inc. (a)(d)	5,359	24,919
Shire PLC sponsored ADR	4,090	675,464
Skystar Bio-Pharmaceutical Co. Ltd. (a)	1,359	7,420
Sucampo Pharmaceuticals, Inc. Class A (a)	6,917	62,253
Supernus Pharmaceuticals, Inc. (a)	4,590	46,084
The Medicines Company (a)	8,443	257,934
Transcept Pharmaceuticals, Inc. (a)	1,571	5,231
Ventrus Biosciences, Inc. (a)	879	1,195
VIVUS, Inc. (a)(d)	12,224	73,711
XenoPort, Inc. (a)	9,481	59,256
Zogenix, Inc. (a)	17,047	74,154
		10,583,821
TOTAL HEALTH CARE		128,853,185
INDUSTRIALS - 4.5%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)(d)	2,770	86,535
American Science & Engineering, Inc.	1,645	108,159
API Technologies Corp. (a)	4,000	11,120
Ascent Solar Technologies, Inc. (a)(d)	1,977	1,441
Astronics Corp. (a)	1,507	100,818
Astrotech Corp. (a)(d)	3,584	9,605
BE Aerospace, Inc. (a)	12,902	1,086,994
Elbit Systems Ltd.	5,344	308,402
Erickson Air-Crane, Inc. (a)	2,141	46,096
Innovative Solutions & Support, Inc. (a)	1,668	13,161
KEYW Holding Corp. (a)	5,202	95,197
Kratos Defense & Security Solutions, Inc. (a)(d)	7,856	61,277
LMI Aerospace, Inc. (a)	964	14,373
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Sypris Solutions, Inc.	1,434	$ 4,030
Taser International, Inc. (a)(d)	6,303	121,207
TAT Technologies Ltd. (a)	863	7,128
		2,075,543
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	6,093	38,934
Atlas Air Worldwide Holdings, Inc. (a)	2,883	86,865
C.H. Robinson Worldwide, Inc.	18,699	969,730
Echo Global Logistics, Inc. (a)	3,065	48,795
Expeditors International of Washington, Inc. (d)	25,094	991,464
Forward Air Corp.	4,750	205,485
Hub Group, Inc. Class A (a)(d)	5,120	200,038
Pacer International, Inc. (a)	4,028	36,131
Park-Ohio Holdings Corp. (a)	1,224	64,431
UTi Worldwide, Inc. (d)	11,935	117,440
		2,759,313
Airlines - 0.5%
Allegiant Travel Co.	2,276	225,916
American Airlines Group, Inc. (a)	44,267	1,634,780
Hawaiian Holdings, Inc. (a)(d)	5,532	66,605
JetBlue Airways Corp. (a)(d)	36,524	322,507
Republic Airways Holdings, Inc. (a)	5,922	56,733
Ryanair Holdings PLC sponsored ADR (a)(d)	14,182	804,970
SkyWest, Inc.	8,544	108,509
Spirit Airlines, Inc. (a)	8,810	497,589
		3,717,609
Building Products - 0.1%
AAON, Inc.	5,084	151,910
American Woodmark Corp. (a)	2,548	81,816
Apogee Enterprises, Inc.	3,424	117,204
Builders FirstSource, Inc. (a)	12,712	109,450
China Ceramics Co. Ltd.	1,500	2,700
Gibraltar Industries, Inc. (a)	2,751	50,701
Insteel Industries, Inc.	2,765	55,024
Nortek, Inc. (a)	2,366	171,275
Patrick Industries, Inc. (a)	1,326	55,944
PGT, Inc. (a)	4,454	51,622
Universal Forest Products, Inc.	2,353	131,133
		978,779
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.7%
Acorn Energy, Inc.	1,217	$ 4,138
Casella Waste Systems, Inc. Class A (a)	4,143	22,206
CECO Environmental Corp. (d)	5,124	82,753
China Recycling Energy Corp. (a)(d)	8,068	24,527
Cintas Corp. (d)	14,249	864,344
Copart, Inc. (a)	15,388	560,585
Courier Corp.	4,137	68,136
EnerNOC, Inc. (a)	3,513	76,197
Fuel Tech, Inc. (a)	2,055	13,131
G&K Services, Inc. Class A	2,732	171,105
Guanwei Recycling Corp. (a)	700	1,876
Healthcare Services Group, Inc.	9,851	265,287
Heritage-Crystal Clean, Inc. (a)(d)	2,262	40,942
Herman Miller, Inc.	8,180	230,512
Hudson Technologies, Inc. (a)	2,825	8,842
Industrial Services of America, Inc. (a)	694	2,519
InnerWorkings, Inc. (a)(d)	5,932	46,744
Interface, Inc.	10,167	195,816
Intersections, Inc.	1,282	7,859
Kimball International, Inc. Class B	6,613	124,126
McGrath RentCorp.	4,484	145,147
Mobile Mini, Inc.	6,273	282,348
Multi-Color Corp.	1,696	57,444
Performant Financial Corp. (a)	6,317	49,967
Perma-Fix Environmental Services, Inc. (a)	973	3,386
R.R. Donnelley & Sons Co.	22,400	428,512
SP Plus Corp. (a)(d)	2,397	62,921
Stericycle, Inc. (a)(d)	10,472	1,193,808
Swisher Hygiene, Inc. (Canada) (a)	18,251	8,943
Tetra Tech, Inc. (a)	7,449	215,127
U.S. Ecology, Inc.	3,073	110,413
United Stationers, Inc.	4,733	201,768
Virco Manufacturing Co. (a)	1,086	2,845
West Corp.	9,903	248,763
		5,823,037
Construction & Engineering - 0.1%
Abengoa SA sponsored ADR Class B (a)	846	19,940
Aegion Corp. (a)(d)	4,531	104,893
Foster Wheeler AG	11,903	382,324
Great Lakes Dredge & Dock Corp. (a)(d)	5,791	47,834
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Integrated Electrical Services, Inc. (a)	652	$ 3,566
Layne Christensen Co. (a)(d)	2,286	40,599
MYR Group, Inc. (a)	2,014	46,866
Northwest Pipe Co. (a)	758	26,871
Primoris Services Corp.	6,008	187,870
Sterling Construction Co., Inc. (a)	5,032	47,653
UniTek Global Services, Inc. (a)	2,812	4,499
		912,915
Electrical Equipment - 0.3%
Active Power, Inc. (a)	1,672	5,668
Allied Motion Technologies, Inc.	899	10,321
Altair Nanotechnologies, Inc. (a)	613	3,316
American Superconductor Corp. (a)(d)	14,941	27,641
Ballard Power Systems, Inc. (a)(d)	17,871	66,010
Broadwind Energy, Inc. (a)	1,948	18,798
Capstone Turbine Corp. (a)(d)	43,382	77,654
Encore Wire Corp.	2,696	140,974
Enphase Energy, Inc. (a)(d)	5,276	42,577
Franklin Electric Co., Inc.	6,899	300,727
FuelCell Energy, Inc. (a)(d)	32,242	62,872
Global Power Equipment Group, Inc.	1,441	26,399
Highpower International, Inc. (a)	815	4,222
Hydrogenics Corp. (a)	1,099	29,651
II-VI, Inc. (a)	9,082	148,854
Jinpan International Ltd.	1,698	14,365
Lihua International, Inc. (a)	3,229	16,662
LSI Industries, Inc.	2,044	16,945
Ocean Power Technologies, Inc. (a)	1,435	5,826
Pioneer Power Solutions, Inc. (a)	1,000	10,170
Plug Power, Inc. (a)(d)	19,674	91,878
Powell Industries, Inc.	1,530	104,239
Power Solutions International, Inc. (a)(d)	1,159	85,882
Preformed Line Products Co.	648	40,241
Real Goods Solar, Inc. Class A (a)(d)	5,918	22,548
Revolution Lighting Technologies, Inc. (a)(d)	8,334	26,335
SolarCity Corp. (a)(d)	10,290	874,238
Ultralife Corp. (a)	1,473	5,568
Vicor Corp. (a)	2,510	27,033
		2,307,614
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	5,645	$ 206,438
Machinery - 0.9%
Adept Technology, Inc. (a)	1,739	29,285
Altra Industrial Motion Corp.	3,583	126,838
American Railcar Industries, Inc.	2,715	188,014
ARC Group Worldwide, Inc. (a)	816	22,358
Astec Industries, Inc. (d)	3,385	136,145
Chart Industries, Inc. (a)(d)	3,736	312,180
Cleantech Solutions International, Inc. (a)(d)	197	1,166
Columbus McKinnon Corp. (NY Shares) (a)	3,675	93,566
Commercial Vehicle Group, Inc. (a)	2,120	18,910
Dynamic Materials Corp.	1,149	23,853
Eastern Co.	613	9,753
Energy Recovery, Inc. (a)(d)	6,140	27,507
ExOne Co. (d)	1,745	80,794
FreightCar America, Inc.	1,099	28,090
Gencor Industries, Inc. (a)	519	5,584
Hardinge, Inc.	2,221	32,760
Hurco Companies, Inc.	804	20,108
Key Technology, Inc. (a)	313	3,975
L.B. Foster Co. Class A	891	41,423
Lincoln Electric Holdings, Inc.	10,177	762,970
Manitex International, Inc. (a)	2,422	36,306
MFRI, Inc. (a)	997	15,454
Middleby Corp. (a)(d)	2,392	709,372
NN, Inc.	1,502	28,974
Nordson Corp.	7,344	537,287
Omega Flex, Inc.	1,368	30,575
PACCAR, Inc.	43,646	2,873,653
PMFG, Inc. (a)	2,024	13,237
RBC Bearings, Inc. (a)	3,452	221,791
Sun Hydraulics Corp.	2,799	118,398
Tecumseh Products Co.:
Class A (non-vtg.) (a)	1,265	9,994
Class B (a)	262	1,989
TriMas Corp. (a)	5,292	177,864
Twin Disc, Inc.	2,773	68,687
Westport Innovations, Inc. (a)(d)	8,193	131,907
Woodward, Inc.	8,602	374,961
		7,315,728
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - 0.0%
Diana Containerships, Inc. (d)	4,570	$ 18,509
DryShips, Inc. (a)(d)	50,070	184,258
Eagle Bulk Shipping, Inc. (a)(d)	1,118	5,299
Euroseas Ltd.	2,727	3,681
Rand Logistics, Inc. (a)(d)	1,744	11,807
Seanergy Martime Holdings Corp. (a)	799	1,318
Star Bulk Carriers Corp. (a)	3,188	39,372
Ultrapetrol (Bahamas) Ltd. (a)	18,026	60,387
		324,631
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)(d)	1,360	102,408
Acacia Research Corp. (d)	6,230	95,506
Advisory Board Co. (a)(d)	4,867	311,877
Barrett Business Services, Inc.	849	59,430
Corp. Resources Services, Inc. (a)(d)	18,533	48,371
CRA International, Inc. (a)	945	22,085
Exponent, Inc.	1,445	102,942
Heidrick & Struggles International, Inc.	1,475	27,125
Hudson Global, Inc. (a)	2,817	10,085
Huron Consulting Group, Inc. (a)	2,882	190,702
ICF International, Inc. (a)	2,150	86,903
Kelly Services, Inc. Class A (non-vtg.)	4,389	110,427
Kforce, Inc.	5,269	115,444
Lightbridge Corp. (a)	2,205	6,836
Odyssey Marine Exploration, Inc. (a)(d)	6,577	14,404
Pendrell Corp. (a)	29,604	44,998
RCM Technologies, Inc. (a)	2,327	16,080
Resources Connection, Inc.	3,700	50,690
RPX Corp. (a)	6,005	96,200
Verisk Analytics, Inc. (a)	20,805	1,325,591
VSE Corp.	427	20,624
		2,858,728
Road & Rail - 0.5%
AMERCO	2,418	563,249
Arkansas Best Corp.	3,041	101,144
Avis Budget Group, Inc. (a)(d)	13,032	612,374
Covenant Transport Group, Inc. Class A (a)	1,650	16,434
Heartland Express, Inc. (d)	9,979	203,372
J.B. Hunt Transport Services, Inc.	14,262	1,025,010
Landstar System, Inc.	5,538	319,598
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Marten Transport Ltd.	6,103	$ 118,947
Old Dominion Freight Lines, Inc. (a)	10,524	560,298
P.A.M. Transportation Services, Inc. (a)	668	12,144
Patriot Transportation Holding, Inc. (a)	1,246	44,420
Providence & Worcester Railroad Co.	595	10,591
Quality Distribution, Inc. (a)	2,343	30,037
Saia, Inc. (a)	3,751	129,560
Student Transportation, Inc. (d)	9,179	56,949
U.S.A. Truck, Inc. (a)	1,050	16,139
Universal Truckload Services, Inc.	3,284	85,384
Vitran Corp., Inc. (a)	1,634	10,605
Werner Enterprises, Inc. (d)	10,620	274,527
YRC Worldwide, Inc. (a)(d)	3,631	95,132
		4,285,914
Trading Companies & Distributors - 0.4%
Aceto Corp.	3,951	72,264
Beacon Roofing Supply, Inc. (a)(d)	6,245	235,999
DXP Enterprises, Inc. (a)	1,611	163,935
Essex Rental Corp. (a)	2,219	6,990
Fastenal Co. (d)	36,675	1,730,693
General Finance Corp. (a)	2,908	19,774
H&E Equipment Services, Inc. (a)	4,201	137,457
HD Supply Holdings, Inc. (a)(d)	23,431	545,239
Houston Wire & Cable Co.	1,495	20,795
Lawson Products, Inc. (a)	645	9,501
Rush Enterprises, Inc.:
Class A (a)(d)	6,253	178,836
Class B (a)	1,009	24,640
Stock Building Supply Holdings, Inc.	2,660	59,212
Titan Machinery, Inc. (a)(d)	1,925	30,454
Willis Lease Finance Corp. (a)	1,056	18,902
		3,254,691
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	950	23,389
TOTAL INDUSTRIALS		36,844,329
INFORMATION TECHNOLOGY - 45.3%
Communications Equipment - 4.9%
ADTRAN, Inc.	8,347	218,691
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Alliance Fiber Optic Products, Inc. (d)	2,190	$ 26,368
Ambient Corp. (a)	1,100	2,079
Applied Optoelectronics, Inc.	2,283	54,016
Arris Group, Inc. (a)(d)	17,089	490,454
Aruba Networks, Inc. (a)(d)	13,016	266,958
AudioCodes Ltd. (a)	5,503	48,591
Aviat Networks, Inc. (a)	4,784	9,329
Aware, Inc. (a)	1,471	8,326
Bel Fuse, Inc.:
Class A	300	5,553
Class B (non-vtg.)	558	10,602
Black Box Corp.	1,429	38,011
BlackBerry Ltd. (a)(d)	65,030	650,300
Brocade Communications Systems, Inc. (a)	53,366	510,713
CalAmp Corp. (a)(d)	4,339	139,022
Ceragon Networks Ltd. (a)	5,140	16,654
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,783	4,529
Cisco Systems, Inc.	665,222	14,501,840
Clearfield, Inc. (a)	1,913	44,764
CommScope Holding Co., Inc. (d)	22,991	556,152
Communications Systems, Inc.	3,274	44,101
Comtech Telecommunications Corp.	4,154	132,970
Digi International, Inc. (a)	2,136	20,399
DragonWave, Inc. (a)	2,480	3,427
EchoStar Holding Corp. Class A (a)	5,605	279,241
EMCORE Corp. (a)	1,475	7,198
EXFO, Inc. (sub. vtg.) (a)	2,252	9,925
Extreme Networks, Inc. (a)	12,949	74,198
F5 Networks, Inc. (a)	9,600	1,078,464
Finisar Corp. (a)(d)	11,631	275,655
Gilat Satellite Networks Ltd. (a)	5,055	26,488
Harmonic, Inc. (a)	11,702	75,946
Infinera Corp. (a)	15,333	127,571
InterDigital, Inc.	5,085	155,093
Ituran Location & Control Ltd.	3,911	86,120
Ixia (a)	10,307	127,395
JDS Uniphase Corp. (a)	28,418	391,600
KVH Industries, Inc. (a)	4,118	53,246
Meru Networks, Inc. (a)(d)	1,641	6,925
Mitel Networks Corp. (a)	11,657	110,742
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
NETGEAR, Inc. (a)	4,275	$ 146,120
Novatel Wireless, Inc. (a)	2,420	5,832
NumereX Corp. Class A (a)	2,247	33,345
Oclaro, Inc. (a)	14,231	40,131
Oplink Communications, Inc. (a)	1,737	30,432
Parkervision, Inc. (a)(d)	10,867	54,335
PC-Tel, Inc.	2,538	22,081
Polycom, Inc. (a)(d)	21,664	289,431
Procera Networks, Inc. (a)(d)	2,618	28,877
QUALCOMM, Inc.	210,138	15,821,290
Radware Ltd. (a)	5,943	104,359
Riverbed Technology, Inc. (a)(d)	20,072	447,204
ShoreTel, Inc. (a)	8,909	78,310
Sierra Wireless, Inc. (a)(d)	4,002	82,187
Silicom Ltd.	1,049	75,192
Sonus Networks, Inc. (a)	31,557	117,708
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	25,021	323,021
Tessco Technologies, Inc.	822	31,302
Ubiquiti Networks, Inc. (a)	10,989	542,966
UTStarcom Holdings Corp. (a)	4,655	12,196
ViaSat, Inc. (a)(d)	5,964	397,858
Westell Technologies, Inc. Class A (a)	3,694	15,256
Wi-Lan, Inc.	14,813	45,885
Zhone Technologies, Inc. (a)	2,208	8,589
		39,443,563
Computers & Peripherals - 8.6%
Apple, Inc.	111,966	58,920,958
Astro-Med, Inc.	800	11,056
Concurrent Computer Corp.	867	7,161
Cray, Inc. (a)(d)	4,822	167,275
Dot Hill Systems Corp. (a)	8,837	47,101
Electronics for Imaging, Inc. (a)	5,593	249,448
Hutchinson Technology, Inc. (a)	1,552	5,649
Immersion Corp. (a)	4,526	54,086
Intevac, Inc. (a)	1,753	13,200
Logitech International SA	19,904	315,279
NetApp, Inc.	42,145	1,703,079
On Track Innovations Ltd. (a)	5,512	17,638
Overland Storage, Inc. (a)	3,560	3,702
QLogic Corp. (a)	12,867	146,941
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Qumu Corp. (a)	799	$ 12,624
SanDisk Corp. (d)	27,895	2,072,599
Seagate Technology (d)	40,296	2,103,048
Silicon Graphics International Corp. (a)(d)	4,487	55,235
Smart Technologies, Inc. Class A (a)	3,897	15,003
Stratasys Ltd. (a)(d)	6,038	767,611
Super Micro Computer, Inc. (a)	6,460	130,427
Transact Technologies, Inc.	1,837	21,309
U.S.A. Technologies, Inc. (a)	9,132	19,177
Western Digital Corp.	29,296	2,548,459
Xyratex Ltd.	3,114	41,074
		69,449,139
Electronic Equipment & Components - 1.1%
Agilysys, Inc. (a)	2,256	32,757
Audience, Inc. (a)	2,217	25,983
CDW Corp.	20,986	549,204
China BAK Battery, Inc. (a)	782	2,901
Chyronhego Corp. (a)	3,587	9,326
ClearSign Combustion Corp. (a)	1,890	17,672
Cognex Corp. (a)(d)	11,101	418,064
Coherent, Inc. (a)	3,518	239,752
Control4 Corp.	2,561	53,551
CUI Global, Inc. (a)	1,439	12,562
Daktronics, Inc.	7,155	101,386
Deswell Industries, Inc.	1,530	3,488
Digital Ally, Inc. (a)	179	1,462
DTS, Inc. (a)	1,687	34,263
Echelon Corp. (a)	3,399	10,197
Electro Rent Corp.	4,693	85,272
Electro Scientific Industries, Inc.	4,034	38,041
FARO Technologies, Inc. (a)	2,219	127,681
FEI Co.	5,178	531,522
Flextronics International Ltd. (a)(d)	74,029	662,560
FLIR Systems, Inc.	17,222	587,959
Frequency Electronics, Inc. (a)	801	9,212
GSI Group, Inc. (a)	3,002	37,675
HLS Systems International Ltd. (a)	7,011	141,692
I. D. Systems Inc. (a)	730	4,373
Identive Group, Inc. (a)	4,784	4,162
Insight Enterprises, Inc. (a)	7,199	165,433
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
IPG Photonics Corp. (a)(d)	6,389	$ 458,539
Itron, Inc. (a)(d)	4,558	159,530
KEY Tronic Corp. (a)	2,433	25,182
Littelfuse, Inc.	2,475	233,566
LoJack Corp. (a)	1,208	7,345
LRAD Corp. (a)	2,260	4,949
Magal Security Systems Ltd. (a)	1,252	5,133
Maxwell Technologies, Inc. (a)	2,392	24,446
Measurement Specialties, Inc. (a)	2,277	138,897
Mercury Systems, Inc. (a)(d)	2,848	31,613
Mesa Laboratories, Inc.	635	55,499
MicroVision, Inc. (a)	1,233	2,503
MTS Systems Corp.	2,307	163,705
Multi-Fineline Electronix, Inc. (a)	2,217	32,302
Napco Security Technolgies, Inc. (a)	2,823	19,648
National Instruments Corp.	15,773	456,944
Neonode, Inc. (a)	3,560	25,703
NetList, Inc. (a)	1,689	3,234
Newport Corp. (a)	4,771	98,760
Orbotech Ltd. (a)	5,875	83,366
OSI Systems, Inc. (a)	2,442	150,110
PC Connection, Inc.	2,751	55,708
PC Mall, Inc. (a)	1,383	13,429
Perceptron, Inc.	784	11,141
Planar Systems, Inc. (a)	480	1,114
Plexus Corp. (a)	4,007	164,888
RadiSys Corp. (a)	1,899	7,881
Research Frontiers, Inc. (a)	3,992	23,992
Richardson Electronics Ltd.	1,588	17,452
RMG Networks Holding Corp. (a)	2,029	12,235
Rofin-Sinar Technologies, Inc. (a)	3,325	78,038
Sanmina Corp. (a)	10,470	177,571
ScanSource, Inc. (a)	4,350	170,781
Speed Commerce, Inc. (a)(d)	10,191	39,949
Supercom Ltd. (a)	1,796	10,704
Tech Data Corp. (a)	5,319	306,374
Trimble Navigation Ltd. (a)(d)	31,984	1,220,190
TTM Technologies, Inc. (a)	10,906	91,610
Uni-Pixel, Inc. (a)	1,194	11,773
Universal Display Corp. (a)(d)	5,560	192,042
Viasystems Group, Inc. (a)	2,351	30,469
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Zebra Technologies Corp. Class A (a)	6,812	$ 469,960
Zygo Corp. (a)	1,484	22,423
		9,218,848
Internet Software & Services - 11.5%
21Vianet Group, Inc. ADR (a)(d)	5,496	142,841
Akamai Technologies, Inc. (a)(d)	22,233	1,359,103
Angie's List, Inc. (a)(d)	7,239	100,694
Autobytel, Inc. (a)	1,168	18,408
Baidu.com, Inc. sponsored ADR (a)	34,239	5,852,472
Bazaarvoice, Inc. (a)(d)	9,032	61,056
Benefitfocus, Inc. (d)	3,174	205,612
Blucora, Inc. (a)	4,873	93,757
Brightcove, Inc. (a)	2,608	25,298
BroadVision, Inc. (a)	599	7,733
Carbonite, Inc. (a)	2,600	26,416
China Finance Online Co. Ltd. ADR (a)	2,033	13,601
ChinaCache International Holdings Ltd. sponsored ADR (a)(d)	2,750	58,025
comScore, Inc. (a)	4,974	157,278
Constant Contact, Inc. (a)	3,609	99,500
Conversant, Inc. (a)(d)	8,643	214,865
Cornerstone OnDemand, Inc. (a)(d)	6,427	375,208
CoStar Group, Inc. (a)(d)	3,510	705,650
Criteo SA sponsored ADR (d)	1,537	82,183
Cyren Ltd. (a)	7,845	29,458
Dealertrack Technologies, Inc. (a)(d)	5,208	281,597
Digital River, Inc. (a)	3,906	69,410
E2open, Inc. (a)(d)	3,262	90,651
Earthlink Holdings Corp.	12,408	48,639
eBay, Inc. (a)	161,140	9,470,198
eGain Communications Corp. (a)(d)	3,510	29,414
Endurance International Group Holdings, Inc. (d)	15,511	234,061
Equinix, Inc. (a)(d)	6,192	1,176,232
Facebook, Inc. Class A (a)	233,121	15,959,464
GigaMedia Ltd. (a)	5,039	6,853
Global Eagle Entertainment, Inc. (a)	9,872	173,550
Gogo, Inc. (d)	10,245	213,608
Google, Inc. Class A (a)	34,435	41,860,908
IAC/InterActiveCorp	9,741	755,220
Internap Network Services Corp. (a)	8,720	66,446
iPass, Inc. (a)	4,991	7,736
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
j2 Global, Inc. (d)	5,986	$ 307,680
Jiayuan.com International Ltd. sponsored ADR	1,386	10,201
Ku6 Media Co. Ltd. sponsored ADR (a)	2,051	6,994
Limelight Networks, Inc. (a)	7,958	17,189
Liquidity Services, Inc. (a)(d)	4,312	110,473
LiveDeal, Inc. (a)	1,819	14,152
LivePerson, Inc. (a)	6,112	79,945
LogMeIn, Inc. (a)	3,207	134,213
Marchex, Inc. Class B	4,496	53,233
Marketo, Inc.	4,758	195,078
MercadoLibre, Inc. (d)	5,432	565,906
Move, Inc. (a)	4,373	56,455
Net Element International, Inc. (a)(d)	2,798	10,297
NetEase.com, Inc. sponsored ADR	9,103	629,655
NIC, Inc.	7,609	147,919
OpenTable, Inc. (a)(d)	2,807	223,690
Perficient, Inc. (a)	3,633	74,150
Perion Network Ltd. (a)	7,892	94,152
Points International Ltd. (a)	1,800	53,334
QuinStreet, Inc. (a)	3,529	23,256
RealNetworks, Inc. (a)	2,721	20,435
Reis, Inc. (a)(d)	2,925	51,597
Remark Media, Inc. (a)	1,698	10,103
Rocket Fuel, Inc.	4,278	239,825
SciQuest, Inc. (a)(d)	3,494	103,143
Selectica, Inc. (a)	245	1,710
Sify Technologies Ltd. sponsored ADR (a)(d)	1,965	3,891
SINA Corp. (a)(d)	8,232	562,493
Sohu.com, Inc. (a)(d)	4,650	395,204
SPS Commerce, Inc. (a)	1,840	124,752
Stamps.com, Inc. (a)	2,804	98,645
Support.com, Inc. (a)	3,686	9,252
Synacor, Inc. (a)	2,654	6,980
TechTarget, Inc. (a)	3,566	24,712
TheStreet.com, Inc.	1,783	5,206
Travelzoo, Inc. (a)	1,494	35,288
Tucows, Inc. (a)	1,777	24,274
United Online, Inc.	1,177	13,194
Unwired Planet, Inc.	9,252	13,693
VeriSign, Inc. (a)(d)	17,145	944,861
VistaPrint Ltd. (a)	4,938	243,048
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Vocus, Inc. (a)	2,078	$ 27,741
Web.com Group, Inc. (a)(d)	6,041	220,194
WebMD Health Corp. (a)	5,043	223,960
Wix.com Ltd. (a)	4,640	143,376
Xoom Corp.	4,851	135,974
Yahoo!, Inc. (a)	126,025	4,873,387
Yandex NV (a)(d)	31,187	1,169,513
YY, Inc. ADR (a)(d)	3,788	285,199
Zillow, Inc. (a)(d)	4,034	337,242
Zix Corp. (a)	5,859	26,483
		93,256,492
IT Services - 2.1%
Acxiom Corp. (a)(d)	9,103	338,905
Amdocs Ltd. (d)	20,059	892,224
Automatic Data Processing, Inc.	59,769	4,648,833
Blackhawk Network Holdings, Inc. (d)	2,049	50,774
Cardtronics, Inc. (a)	5,274	213,702
Cass Information Systems, Inc.	1,288	66,976
China Information Technology, Inc. (a)	4,390	23,179
Cognizant Technology Solutions Corp. Class A (a)	37,537	3,906,100
Computer Task Group, Inc.	2,070	33,638
CSG Systems International, Inc.	5,721	160,188
Datalink Corp. (a)	3,140	45,875
Edgewater Technology, Inc. (a)	1,090	7,456
Euronet Worldwide, Inc. (a)(d)	6,091	233,042
ExlService Holdings, Inc. (a)	3,853	107,845
Fiserv, Inc. (a)	31,740	1,842,507
Forrester Research, Inc.	2,212	80,119
Hackett Group, Inc.	3,105	18,288
iGATE Corp. (a)	7,419	251,133
Information Services Group, Inc. (a)	4,653	24,335
Innodata, Inc. (a)	1,720	5,642
InterCloud Systems, Inc. (a)	1,008	13,548
Jack Henry & Associates, Inc.	10,326	600,250
JetPay Corp. (a)(d)	3,116	8,631
Lionbridge Technologies, Inc. (a)	8,753	62,671
ManTech International Corp. Class A	4,450	130,252
Mattersight Corp. (a)	1,970	11,111
ModusLink Global Solutions, Inc. (a)	7,178	32,803
MoneyGram International, Inc. (a)	6,835	130,070
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
NCI, Inc. Class A (a)	868	$ 10,416
Newtek Business Services, Inc. (a)	2,552	7,707
Pactera Technology International Ltd. ADR (a)(d)	13,872	99,878
Paychex, Inc. (d)	45,038	1,880,787
PFSweb, Inc. (a)	1,898	16,608
Planet Payment, Inc. (a)	4,746	16,184
PRG-Schultz International, Inc. (a)	2,112	12,756
QIWI PLC Class B sponsored ADR (d)	2,775	129,398
Sapient Corp. (a)	16,337	284,427
ServiceSource International, Inc. (a)(d)	10,115	92,249
Sykes Enterprises, Inc. (a)	6,422	126,385
Syntel, Inc. (a)	5,436	512,941
Teletech Holdings, Inc. (a)	7,137	171,859
Virtusa Corp. (a)	3,964	144,171
		17,445,863
Semiconductors & Semiconductor Equipment - 7.6%
Actions Semiconductor Co. Ltd. ADR (a)	5,005	12,412
Advanced Energy Industries, Inc. (a)	5,102	139,999
Aixtron AG sponsored ADR (a)(d)	770	12,797
Alpha & Omega Semiconductor Ltd. (a)	8,163	59,508
Altera Corp. (d)	39,761	1,443,722
Ambarella, Inc. (a)(d)	3,374	112,860
Amkor Technology, Inc. (a)(d)	32,827	194,336
Amtech Systems, Inc. (a)	792	8,839
ANADIGICS, Inc. (a)	5,180	9,428
Analog Devices, Inc.	38,280	1,945,390
Applied Materials, Inc. (d)	149,183	2,828,510
Applied Micro Circuits Corp. (a)(d)	8,815	101,020
ARM Holdings PLC sponsored ADR (d)	15,262	766,152
ASM International NV (depositary receipt)	565	21,702
ASML Holding NV	11,997	1,033,422
Atmel Corp. (a)	52,125	420,128
ATMI, Inc. (a)	5,432	184,742
Avago Technologies Ltd.	30,567	1,885,984
Axcelis Technologies, Inc. (a)	15,551	34,679
AXT, Inc. (a)	2,879	6,593
Broadcom Corp. Class A	64,205	1,908,173
Brooks Automation, Inc.	7,616	78,978
BTU International, Inc. (a)	667	2,021
Cabot Microelectronics Corp. (a)	2,763	122,042
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Camtek Ltd. (a)	4,082	$ 17,308
Canadian Solar, Inc. (a)	6,321	264,471
Cascade Microtech, Inc. (a)	1,205	10,725
Cavium, Inc. (a)(d)	7,206	303,589
Ceva, Inc. (a)(d)	2,635	47,641
China Sunergy Co. Ltd. ADR (a)	811	4,639
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	3,194	72,823
Cirrus Logic, Inc. (a)(d)	7,643	147,128
Cohu, Inc.	2,800	28,252
Cree, Inc. (a)(d)	14,908	915,798
CVD Equipment Corp. (a)	958	14,178
Cypress Semiconductor Corp.	18,164	177,826
Diodes, Inc. (a)	5,769	137,360
DSP Group, Inc. (a)	1,709	14,458
Entegris, Inc. (a)	23,479	282,922
Entropic Communications, Inc. (a)	15,161	66,405
EZchip Semiconductor Ltd. (a)	3,149	82,157
Fairchild Semiconductor International, Inc. (a)(d)	16,589	233,573
First Solar, Inc. (a)(d)	12,318	702,988
FormFactor, Inc. (a)	6,222	44,363
GSI Technology, Inc. (a)	7,790	53,050
GT Advanced Technologies, Inc. (a)(d)	16,236	232,662
Hanwha Solarone Co. Ltd. ADR (a)	4,357	13,289
Himax Technologies, Inc. sponsored ADR (d)	11,807	163,055
Hittite Microwave Corp.	4,043	238,456
Ikanos Communications, Inc. (a)	7,650	7,038
Integrated Device Technology, Inc. (a)	19,162	225,920
Integrated Silicon Solution, Inc. (a)	2,319	28,245
Intel Corp. (d)	618,143	15,305,221
Intermolecular, Inc. (a)	4,427	11,732
Intersil Corp. Class A (d)	14,332	182,303
IXYS Corp.	3,572	39,363
JA Solar Holdings Co. Ltd. ADR (a)(d)	3,491	35,818
KLA-Tencor Corp. (d)	20,248	1,319,157
Kopin Corp. (a)	6,229	24,854
Kulicke & Soffa Industries, Inc. (a)	9,846	113,623
Lam Research Corp. (a)	20,077	1,038,583
Lattice Semiconductor Corp. (a)	13,458	101,877
Linear Technology Corp. (d)	28,322	1,326,602
LSI Corp.	67,584	749,507
LTX-Credence Corp. (a)	6,295	63,705
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
M/A-COM Technology Solutions, Inc. (a)	6,372	$ 108,069
Marvell Technology Group Ltd.	60,868	930,672
Mattson Technology, Inc. (a)	6,860	17,493
Maxim Integrated Products, Inc. (d)	35,013	1,145,275
Mellanox Technologies Ltd. (a)(d)	5,229	190,963
Micrel, Inc.	6,146	64,164
Microchip Technology, Inc. (d)	24,330	1,108,232
Micron Technology, Inc. (a)(d)	130,609	3,159,432
Microsemi Corp. (a)	13,769	317,513
MKS Instruments, Inc.	8,348	250,941
Monolithic Power Systems, Inc. (a)	4,309	154,435
Montage Tech Group Ltd. (d)	4,823	75,866
MoSys, Inc. (a)(d)	4,925	21,769
Nanometrics, Inc. (a)	2,245	41,218
Nova Measuring Instruments Ltd. (a)	2,306	26,127
NVE Corp. (a)	453	25,563
NVIDIA Corp.	70,237	1,290,956
NXP Semiconductors NV (a)(d)	30,526	1,716,477
O2Micro International Ltd. sponsored ADR (a)	3,450	12,938
Omnivision Technologies, Inc. (a)(d)	6,680	115,364
ON Semiconductor Corp. (a)	55,748	520,686
PDF Solutions, Inc. (a)	5,544	113,042
Peregrine Semiconductor Corp. (a)(d)	3,014	20,134
Pericom Semiconductor Corp. (a)	2,086	16,876
Photronics, Inc. (a)(d)	8,213	71,453
Pixelworks, Inc. (a)	3,092	15,398
PLX Technology, Inc. (a)	5,702	33,984
PMC-Sierra, Inc. (a)	23,908	175,485
Power Integrations, Inc.	3,950	233,564
QuickLogic Corp. (a)(d)	8,825	44,919
Rambus, Inc. (a)(d)	14,949	137,830
RDA Microelectronics, Inc. sponsored ADR	3,193	57,666
RF Micro Devices, Inc. (a)	35,775	253,287
Rubicon Technology, Inc. (a)(d)	3,052	39,401
SemiLEDs Corp. (a)	2,000	2,540
Semtech Corp. (a)(d)	8,036	200,498
Sigma Designs, Inc. (a)	2,862	14,024
Silicon Image, Inc. (a)	12,827	77,603
Silicon Laboratories, Inc. (a)(d)	5,421	281,729
Silicon Motion Technology Corp. sponsored ADR	4,403	73,486
Siliconware Precision Industries Co. Ltd. sponsored ADR	9,531	60,427
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Skyworks Solutions, Inc. (a)(d)	23,223	$ 823,488
SunPower Corp. (a)(d)	14,878	492,908
Supertex, Inc. (a)	1,164	38,331
Synaptics, Inc. (a)(d)	4,086	265,753
Tessera Technologies, Inc.	8,659	188,073
Texas Instruments, Inc.	135,184	6,077,873
Tower Semiconductor Ltd. (a)	1,741	13,371
TriQuint Semiconductor, Inc. (a)	19,496	238,631
Ultra Clean Holdings, Inc. (a)	4,578	60,246
Ultratech, Inc. (a)(d)	3,352	87,889
Veeco Instruments, Inc. (a)(d)	4,998	197,671
Vimicro International Corp. sponsored ADR (a)	1,883	5,574
Vitesse Semiconductor Corp. (a)	10,824	39,399
Xilinx, Inc.	33,088	1,727,194
		61,650,001
Software - 9.5%
Accelrys, Inc. (a)	7,097	88,571
ACI Worldwide, Inc. (a)	5,102	306,273
Activision Blizzard, Inc.	86,433	1,672,479
Actuate Corp. (a)	4,500	25,560
Adobe Systems, Inc. (a)	62,076	4,259,034
Advent Software, Inc.	7,337	225,246
Allot Communications Ltd. (a)(d)	4,337	72,948
American Software, Inc. Class A	2,162	22,615
ANSYS, Inc. (a)	11,239	938,681
Aspen Technology, Inc. (a)	11,794	553,728
Attunity Ltd. (a)	1,304	14,253
Autodesk, Inc. (a)(d)	27,794	1,458,073
AutoNavi Holdings Ltd. ADR (a)(d)	3,713	77,268
Blackbaud, Inc.	5,139	160,953
BluePhoenix Solutions Ltd. (a)	284	1,278
Bottomline Technologies, Inc. (a)(d)	4,924	175,738
BroadSoft, Inc. (a)(d)	3,563	106,926
CA Technologies, Inc.	54,908	1,839,418
Cadence Design Systems, Inc. (a)(d)	35,903	550,393
Callidus Software, Inc. (a)(d)	4,415	54,437
Changyou.com Ltd. (A Shares) ADR (a)(d)	1,356	39,649
Check Point Software Technologies Ltd. (a)(d)	24,201	1,631,631
China Mobile Games & Entertainment Group Ltd. ADR (a)	994	36,947
Cimatron Ltd.	2,212	21,479
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Cinedigm Corp. (a)	11,416	$ 33,563
Citrix Systems, Inc. (a)	23,095	1,386,855
ClickSoftware Technologies Ltd.	3,738	37,380
CommVault Systems, Inc. (a)(d)	5,842	402,397
Compuware Corp.	27,062	296,329
Comverse, Inc. (a)	3,719	128,715
Concur Technologies, Inc. (a)(d)	6,883	849,706
Covisint Corp. (d)	5,007	53,825
Datawatch Corp. (a)	1,145	38,483
Descartes Systems Group, Inc. (a)	7,896	112,668
Digimarc Corp.	697	20,478
Ebix, Inc. (d)	4,762	77,383
Electronic Arts, Inc. (a)(d)	38,363	1,096,798
Envivio, Inc. (a)	4,709	16,999
EPIQ Systems, Inc.	5,614	79,607
ePlus, Inc. (a)	1,018	57,894
Evolving Systems, Inc.	1,208	10,232
FalconStor Software, Inc. (a)	4,107	7,105
FireEye, Inc. (d)	14,976	1,282,545
Fortinet, Inc. (a)	20,178	467,121
Glu Mobile, Inc. (a)	11,690	58,801
Guidance Software, Inc. (a)	2,847	31,061
Informatica Corp. (a)	13,204	548,758
Interactive Intelligence Group, Inc. (a)	2,416	192,386
Intuit, Inc. (d)	35,585	2,780,968
Jive Software, Inc. (a)(d)	7,320	59,585
Kofax Ltd. (a)	14,549	118,429
KongZhong Corp. sponsored ADR (a)	3,713	38,578
Liquid Holdings Group, Inc. (d)	5,292	25,402
Magic Software Enterprises Ltd. (d)	8,370	71,145
Majesco Entertainment Co. (a)	3,390	1,800
Mandalay Digital Group, Inc. (a)(d)	8,273	40,207
Manhattan Associates, Inc. (a)	9,413	356,659
Mentor Graphics Corp. (d)	14,474	313,217
MICROS Systems, Inc. (a)	9,341	518,519
Microsoft Corp.	1,038,602	39,788,843
MicroStrategy, Inc. Class A (a)	1,213	156,635
Mitek Systems, Inc. (a)(d)	2,622	13,923
Monotype Imaging Holdings, Inc.	5,880	167,227
Net 1 UEPS Technologies, Inc. (a)	5,904	58,332
NetScout Systems, Inc. (a)	4,930	187,241
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
NetSol Technologies, Inc. (a)(d)	525	$ 2,436
NICE Systems Ltd. sponsored ADR (d)	5,461	224,338
Nuance Communications, Inc. (a)(d)	38,548	589,399
Open Text Corp.	14,704	749,741
Parametric Technology Corp. (a)	15,112	594,053
Park City Group, Inc. (a)(d)	3,147	29,739
Pegasystems, Inc.	4,955	206,277
Perfect World Co. Ltd. sponsored ADR Class B (d)	5,354	121,107
Progress Software Corp. (a)	6,324	157,721
Proofpoint, Inc. (a)	4,391	182,007
QAD, Inc. Class A	2,868	54,177
Qlik Technologies, Inc. (a)	10,684	325,862
Qualys, Inc. (a)	4,064	110,175
RealPage, Inc. (a)(d)	9,029	159,813
Rovi Corp. (a)	12,599	312,959
Sapiens International Corp. NV (d)	5,316	40,348
SeaChange International, Inc. (a)	3,765	39,721
Shanda Games Ltd. sponsored ADR (a)	7,729	51,166
Smith Micro Software, Inc. (a)	2,943	5,150
Sonic Foundry, Inc. (a)	478	4,761
Splunk, Inc. (a)	13,065	1,211,779
SS&C Technologies Holdings, Inc. (a)	9,909	383,280
Sungy Mobile Ltd. ADR	1,283	35,283
Symantec Corp.	86,403	1,855,936
Synchronoss Technologies, Inc. (a)(d)	4,898	168,393
Synopsys, Inc. (a)	19,125	772,650
Take-Two Interactive Software, Inc. (a)(d)	12,899	255,013
Tangoe, Inc. (a)(d)	4,454	84,715
TeleCommunication Systems, Inc. Class A (a)	4,258	9,240
TeleNav, Inc. (a)	3,300	19,833
The9 Ltd. sponsored ADR (a)	1,168	3,270
TIBCO Software, Inc. (a)	19,850	432,532
TigerLogic Corp. (a)	4,013	6,742
TiVo, Inc. (a)	13,894	187,569
Trunkbow International Holdings Ltd. (a)	2,500	3,525
Ultimate Software Group, Inc. (a)(d)	3,474	576,684
Vasco Data Security International, Inc. (a)	10,673	85,171
Verint Systems, Inc. (a)	7,214	337,687
Voltari Corp. (a)	320	1,206
Vringo, Inc. (a)	14,917	60,414
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Wave Systems Corp. Class A (a)(d)	1,415	$ 1,486
Zynga, Inc. (a)(d)	82,358	416,731
		77,187,466
TOTAL INFORMATION TECHNOLOGY		367,651,372
MATERIALS - 0.8%
Chemicals - 0.4%
A. Schulman, Inc.	4,523	157,174
Advanced Emissions Solutions, Inc. (a)	1,322	71,256
Balchem Corp.	3,520	177,795
Fuwei Films Holdings Co. Ltd. (a)	926	1,111
Gulf Resources, Inc. (a)	3,255	8,300
Hawkins, Inc.	1,977	70,441
Innophos Holdings, Inc.	2,523	138,563
Innospec, Inc.	2,724	118,521
Landec Corp. (a)	2,417	24,629
Marrone Bio Innovations, Inc. (d)	4,035	58,629
Material Sciences Corp. (a)	1,000	12,710
Methanex Corp.	11,681	818,609
Northern Technologies International Corp. (a)	492	11,050
Penford Corp. (a)	1,477	19,718
Senomyx, Inc. (a)	5,739	57,160
Sigma Aldrich Corp.	14,488	1,367,812
Yongye International, Inc. (a)(d)	8,782	57,873
Zoltek Companies, Inc. (a)	4,120	69,010
		3,240,361
Construction Materials - 0.0%
CaesarStone Sdot-Yam Ltd.	4,198	248,186
China Advanced Construction Materials Group, Inc. (a)	135	716
U.S. Concrete, Inc. (a)	2,219	60,401
United States Lime & Minerals, Inc.	477	26,998
		336,301
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	553	23,569
Silgan Holdings, Inc. (d)	7,826	377,291
UFP Technologies, Inc. (a)	1,423	36,415
		437,275
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.3%
Century Aluminum Co. (a)	10,170	$ 120,413
China Gerui Adv Mat Group Ltd. (a)(d)	5,824	6,232
China Natural Resources, Inc. (a)	3,570	19,242
Globe Specialty Metals, Inc.	10,736	213,324
Handy & Harman Ltd. (a)	2,127	38,882
Haynes International, Inc.	1,881	93,166
Horsehead Holding Corp. (a)(d)	7,190	127,766
Kaiser Aluminum Corp. (d)	2,331	164,545
Olympic Steel, Inc.	1,058	29,106
Pan American Silver Corp.	20,710	291,804
Randgold Resources Ltd. sponsored ADR (d)	5,953	470,525
Royal Gold, Inc. (d)	8,051	553,184
Schnitzer Steel Industries, Inc. Class A (d)	5,344	135,577
Silver Standard Resources, Inc. (a)	10,541	108,678
Steel Dynamics, Inc.	25,636	447,092
Sutor Technology Group Ltd. (a)	5,943	10,757
Synalloy Corp.	766	10,441
Universal Stainless & Alloy Products, Inc. (a)	559	18,464
		2,859,198
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)(d)	6,998	61,093
Pope Resources, Inc. LP	396	26,928
		88,021
TOTAL MATERIALS		6,961,156
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)	10,088	106,731
Alaska Communication Systems Group, Inc. (a)	3,895	8,530
Atlantic Tele-Network, Inc. (d)	3,037	199,045
B Communications Ltd.	3,475	50,944
Cbeyond, Inc. (a)	2,879	19,721
Cogent Communications Group, Inc.	5,494	210,640
Consolidated Communications Holdings, Inc.	7,138	136,050
FairPoint Communications, Inc. (a)	2,654	35,245
Frontier Communications Corp. (d)	122,931	599,903
General Communications, Inc. Class A (a)	3,238	33,708
Hawaiian Telcom Holdco, Inc. (a)	740	21,312
HickoryTech Corp.	5,938	80,935
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
inContact, Inc. (a)(d)	7,718	$ 69,616
Inteliquent, Inc.	4,446	62,066
Internet Gold Golden Lines Ltd. (a)(d)	2,697	22,061
Iridium Communications, Inc. (a)(d)	8,993	58,634
Lumos Networks Corp.	2,829	41,077
ORBCOMM, Inc. (a)	6,659	52,007
Towerstream Corp. (a)	5,027	13,271
TW Telecom, Inc. (a)	17,987	550,582
VocalTec Communications Ltd. (a)(d)	2,203	41,703
Windstream Holdings, Inc. (d)	73,166	586,791
		3,000,572
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de CV Series A sponsored ADR	968	18,702
Boingo Wireless, Inc. (a)(d)	3,209	18,644
Leap Wireless International, Inc. (a)	9,737	170,592
NII Holdings, Inc. (a)(d)	23,726	27,285
NTELOS Holdings Corp. (d)	2,909	40,668
Partner Communications Co. Ltd. ADR (a)	1,446	13,202
SBA Communications Corp. Class A (a)(d)	15,871	1,510,443
Shenandoah Telecommunications Co.	3,124	82,567
U.S.A. Mobility, Inc.	1,749	25,273
VimpelCom Ltd. sponsored ADR (d)	205,477	2,087,646
Vodafone Group PLC sponsored ADR	66,129	2,748,983
		6,744,005
TOTAL TELECOMMUNICATION SERVICES		9,744,577
UTILITIES - 0.1%
Electric Utilities - 0.1%
MGE Energy, Inc.	6,253	241,241
Otter Tail Corp.	4,012	121,243
		362,484
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	1,210	24,878
RGC Resources, Inc.	94	1,800
		26,678
Independent Power Producers & Energy Traders - 0.0%
Pattern Energy Group, Inc.	4,082	111,847
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.0%
Artesian Resources Corp. Class A	575	$ 12,512
Cadiz, Inc. (a)(d)	1,425	10,631
Connecticut Water Service, Inc.	3,329	109,324
Consolidated Water Co., Inc.	1,157	14,509
Middlesex Water Co.	1,342	27,122
Pure Cycle Corp. (a)	3,377	21,140
Tri-Tech Holding, Inc. (a)	664	956
York Water Co.	1,176	23,720
		219,914
TOTAL UTILITIES		720,923
TOTAL COMMON STOCKS (Cost $492,747,207)		802,341,402
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 7/24/14 (e) (Cost $499,828)	$ 500,000	499,896
Money Market Funds - 19.6%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	6,005,304	6,005,304
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	152,944,648	152,944,648
TOTAL MONEY MARKET FUNDS (Cost $158,949,952)		158,949,952
TOTAL INVESTMENT PORTFOLIO - 118.5% (Cost $652,196,987)		961,791,250
NET OTHER ASSETS (LIABILITIES) - (18.5)%		(149,911,752)
NET ASSETS - 100%		$ 811,879,498
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
127 CME E-mini NASDAQ 100 Index Contracts (United States)	March 2014	$ 9,385,935	$ 328,413

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $324,932.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,807
Fidelity Securities Lending Cash Central Fund	170,850
Total	$ 173,657
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 155,868,520	$ 155,868,520	$ -	$ -
Consumer Staples	30,267,152	30,267,152	-	-
Energy	10,410,207	10,405,767	-	4,440
Financials	55,019,981	55,019,981	-	-
Health Care	128,853,185	128,853,166	-	19
Industrials	36,844,329	36,844,329	-	-
Information Technology	367,651,372	367,651,372	-	-
Materials	6,961,156	6,961,156	-	-
Telecommunication Services	9,744,577	9,744,577	-	-
Utilities	720,923	719,967	-	956
U.S. Government and Government Agency Obligations	499,896	-	499,896	-
Money Market Funds	158,949,952	158,949,952	-	-
Total Investments in Securities:	$ 961,791,250	$ 961,285,939	$ 499,896	$ 5,415
Derivative Instruments:
Assets
Futures Contracts	$ 328,413	$ 328,413	$ -	$ -
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $654,249,061. Net unrealized appreciation aggregated $307,542,189, of which $331,345,126 related to appreciated investment securities and $23,802,937 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite Index® Tracking Stock

February 28, 2014

1.814342.109

ETF-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 19.4%
Auto Components - 0.3%
China Automotive Systems, Inc. (a)	1,431	$ 10,318
China XD Plastics Co. Ltd. (a)	2,200	11,132
Dorman Products, Inc. (a)	2,184	125,842
Federal-Mogul Corp. Class A (a)	9,208	173,479
Fox Factory Holding Corp.	2,016	33,667
Fuel Systems Solutions, Inc. (a)	1,152	14,803
Gentex Corp.	7,952	249,454
Gentherm, Inc. (a)	1,651	46,690
Motorcar Parts of America, Inc. (a)	719	17,709
Remy International, Inc.	2,269	50,576
Shiloh Industries, Inc. (a)	1,166	22,737
SORL Auto Parts, Inc. (a)	1,035	4,782
Spartan Motors, Inc.	2,366	13,415
The Goodyear Tire & Rubber Co.	14,367	386,041
		1,160,645
Automobiles - 0.5%
Kandi Technolgies, Inc. (a)	1,804	30,109
Tesla Motors, Inc. (a)(d)	7,112	1,741,089
		1,771,198
Distributors - 0.2%
Core-Mark Holding Co., Inc.	687	53,723
LKQ Corp. (a)	17,403	485,370
Pool Corp.	2,755	161,057
VOXX International Corp. (a)	1,369	17,797
Weyco Group, Inc.	880	23,214
		741,161
Diversified Consumer Services - 0.3%
American Public Education, Inc. (a)(d)	1,150	40,733
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	6,407	213,545
Ascent Capital Group, Inc. (a)	731	53,677
Cambium Learning Group, Inc. (a)	2,080	4,264
Capella Education Co.	868	57,705
Career Education Corp. (a)	4,870	35,989
Corinthian Colleges, Inc. (a)(d)	4,890	7,628
Education Management Corp. (a)	7,406	43,992
Grand Canyon Education, Inc. (a)	2,574	122,008
Houghton Mifflin Harcourt Co.	7,863	159,776
JTH Holding, Inc. Class A (a)	1,612	40,784
Learning Tree International, Inc. (a)	1,436	4,552
Lincoln Educational Services Corp.	1,550	6,975
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Matthews International Corp. Class A	1,571	$ 64,458
National American University Holdings, Inc.	1,087	4,087
Steiner Leisure Ltd. (a)	924	40,859
Strayer Education, Inc. (a)	669	31,958
		932,990
Hotels, Restaurants & Leisure - 2.8%
Ambassadors Group, Inc.	1,441	5,692
BJ's Restaurants, Inc. (a)	1,760	48,752
Bloomin' Brands, Inc. (a)	6,958	174,924
Bob Evans Farms, Inc.	1,418	73,367
Bravo Brio Restaurant Group, Inc. (a)	731	11,323
Buffalo Wild Wings, Inc. (a)	1,065	154,425
Caesars Acquisition Co. (a)	7,332	100,815
Caesars Entertainment Corp. (a)(d)	7,839	203,500
Carrols Restaurant Group, Inc. (a)	1,012	7,185
Century Casinos, Inc. (a)	1,541	10,463
China Lodging Group Ltd. ADR (a)	1,320	37,171
Churchill Downs, Inc.	1,023	95,139
Chuys Holdings, Inc. (a)	911	36,267
Cosi, Inc. (a)	1,043	1,377
Cracker Barrel Old Country Store, Inc.	1,304	129,683
Del Frisco's Restaurant Group, Inc. (a)	1,178	30,675
Denny's Corp. (a)	6,482	44,078
Diversified Restaurant Holdings, Inc. (a)	2,653	12,681
Dunkin' Brands Group, Inc.	5,906	305,163
Einstein Noah Restaurant Group, Inc.	1,904	28,408
Empire Resorts, Inc. (a)	1,057	8,160
Fiesta Restaurant Group, Inc. (a)	1,569	78,811
Gaming Partners International Corp. (a)	1,190	11,376
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,938	72,617
Iao Kun Group Hldng Co. Ltd.	3,300	9,306
Icahn Enterprises LP	6,480	720,706
Ignite Restaurant Group, Inc. (a)	1,330	16,279
International Speedway Corp. Class A	1,576	53,158
Interval Leisure Group, Inc.	2,866	77,927
Isle of Capri Casinos, Inc. (a)	1,920	17,280
Jack in the Box, Inc. (a)	2,361	135,639
Jamba, Inc. (a)	771	9,738
Lakes Entertainment, Inc. (a)	1,871	9,449
Marriott International, Inc. Class A	17,431	945,283
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Melco Crown Entertainment Ltd. sponsored ADR (a)	10,419	$ 447,183
Monarch Casino & Resort, Inc. (a)	1,431	26,974
Morgans Hotel Group Co. (a)	2,091	16,728
MTR Gaming Group, Inc. (a)	2,332	12,336
Multimedia Games Holding Co., Inc. (a)	1,629	53,798
Nathan's Famous, Inc. (a)	158	7,897
Noodles & Co. (d)	1,334	53,107
Norwegian Cruise Line Holdings Ltd. (a)	11,731	402,021
Panera Bread Co. Class A (a)	1,612	292,288
Papa John's International, Inc.	2,753	140,128
Penn National Gaming, Inc. (a)	4,736	60,858
Popeyes Louisiana Kitchen, Inc. (a)	1,519	60,851
Potbelly Corp. (d)	1,550	33,186
Premier Exhibitions, Inc. (a)	2,245	1,976
Red Robin Gourmet Burgers, Inc. (a)	819	63,825
Rick's Cabaret International, Inc. (a)	798	9,073
Ruth's Hospitality Group, Inc.	2,864	35,399
Scientific Games Corp. Class A (a)	5,772	77,345
Sonic Corp. (a)	3,366	68,599
Starbucks Corp.	43,502	3,086,902
Texas Roadhouse, Inc. Class A	3,883	102,705
The Cheesecake Factory, Inc.	3,065	145,649
Town Sports International Holdings, Inc.	1,695	15,391
Wendy's Co.	23,282	223,042
Wynn Resorts Ltd.	5,856	1,420,021
		10,534,099
Household Durables - 0.3%
Cavco Industries, Inc. (a)	519	40,716
Dixie Group, Inc. (a)	749	11,235
EveryWare Global, Inc. (a)	4,299	23,730
Flexsteel Industries, Inc.	471	17,498
Garmin Ltd. (d)	11,331	608,021
Helen of Troy Ltd. (a)	1,940	126,701
Hooker Furniture Corp.	180	2,718
iRobot Corp. (a)	1,565	65,605
LGI Homes, Inc.	1,195	20,315
Lifetime Brands, Inc.	792	13,258
Parametric Sound Corp. (a)	2,200	32,648
Skullcandy, Inc. (a)	1,236	10,395
SodaStream International Ltd. (a)(d)	1,190	46,981
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Stanley Furniture Co., Inc. (a)	1,744	$ 5,267
Universal Electronics, Inc. (a)	979	40,912
Zagg, Inc. (a)	2,096	9,076
		1,075,076
Internet & Catalog Retail - 5.2%
1-800-FLOWERS.com, Inc. Class A (a)	2,640	13,886
Amazon.com, Inc. (a)	26,462	9,581,890
Blue Nile, Inc. (a)	601	21,149
CafePress, Inc. (a)	916	5,194
Ctrip.com International Ltd. sponsored ADR (a)	8,390	453,144
dELiA*s, Inc. (a)(d)	1,805	1,949
eLong, Inc. sponsored ADR (a)	1,662	28,121
Expedia, Inc.	6,960	546,569
FTD Companies, Inc. (a)	950	29,507
Gaiam, Inc. Class A (a)	1,211	7,799
Geeknet, Inc. (a)	469	6,829
Groupon, Inc. Class A (a)	38,287	318,165
HomeAway, Inc. (a)	5,129	235,267
HSN, Inc.	3,155	180,939
Liberty Interactive Corp.:
(Venture Group) Series A (a)	1,964	279,890
Series A (a)	30,504	890,717
MakeMyTrip Ltd. (a)	2,027	52,398
Netflix, Inc. (a)	3,402	1,516,033
NutriSystem, Inc.	2,002	29,469
Overstock.com, Inc. (a)	1,419	27,912
PetMed Express, Inc.	1,212	16,726
priceline.com, Inc. (a)	2,951	3,980,427
Qunar Cayman Islands Ltd. sponsored ADR	645	19,666
RetailMeNot, Inc.	2,357	98,452
Shutterfly, Inc. (a)(d)	2,164	118,068
TripAdvisor, Inc. (a)	7,645	766,335
U.S. Auto Parts Network, Inc. (a)	1,783	3,673
ValueVision Media, Inc. Class A (a)	2,355	13,164
Vitacost.com, Inc. (a)	1,611	12,002
zulily, Inc. (d)	619	42,333
		19,297,673
Leisure Equipment & Products - 0.3%
Arctic Cat, Inc.	883	41,342
Black Diamond, Inc. (a)(d)	1,188	12,569
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Escalade, Inc.	2,670	$ 31,319
Hasbro, Inc.	7,418	409,177
JAKKS Pacific, Inc.	1,312	9,394
Johnson Outdoors, Inc. Class A	167	3,684
Mattel, Inc.	20,045	747,879
Smith & Wesson Holding Corp. (a)(d)	3,204	36,846
Summer Infant, Inc. (a)	1,374	2,542
		1,294,752
Media - 7.1%
AirMedia Group, Inc. ADR (a)	3,061	7,836
AMC Networks, Inc. Class A (a)	3,524	267,894
Bona Film Group Ltd. sponsored ADR (a)	2,124	14,507
Carmike Cinemas, Inc. (a)	880	26,180
Central European Media Enterprises Ltd. Class A (a)	8,831	41,859
Charter Communications, Inc. Class A (a)	5,980	758,085
Comcast Corp.:
Class A	124,179	6,418,813
Class A (special) (non-vtg.)	25,728	1,283,699
Crown Media Holdings, Inc. Class A (a)	19,162	64,193
CTC Media, Inc.	8,822	93,160
Cumulus Media, Inc. Class A (a)	10,151	66,591
Daily Journal Corp. (a)	54	8,640
Dex Media, Inc. (a)(d)	776	5,657
DIRECTV (a)	30,275	2,349,340
Discovery Communications, Inc.:
Class A (a)	8,396	699,555
Class B (a)	295	24,541
Class C (non-vtg.) (a)	5,240	404,161
DISH Network Corp. Class A (a)	12,563	739,207
DreamWorks Animation SKG, Inc. Class A (a)	4,323	129,301
Emmis Communications Corp. Class A (a)	7,645	24,005
Global Sources Ltd. (a)	2,517	17,090
Hemisphere Media Group, Inc. (a)	933	10,394
Lamar Advertising Co. Class A (a)	4,494	240,923
Liberty Global PLC:
Class A (a)	12,727	1,101,522
Class B (a)	529	42,458
Class C	9,602	812,905
Liberty Media Corp. Class A (a)	6,691	917,738
Loral Space & Communications Ltd. (a)	1,201	94,903
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
MDC Partners, Inc. Class A (sub. vtg.)	3,596	$ 80,874
Morningstar, Inc.	2,760	230,902
National CineMedia, Inc.	3,080	47,309
News Corp.:
Class A (a)	22,200	406,926
Class B (a)	11,914	213,141
Nexstar Broadcasting Group, Inc. Class A	1,743	74,391
ReachLocal, Inc. (a)(d)	1,508	15,955
Reading International, Inc. Class A (a)	597	4,430
Rentrak Corp. (a)	710	45,518
RRSat Global Communications Network Ltd.	1,326	12,106
Salem Communications Corp. Class A	1,024	9,308
Scholastic Corp.	1,982	69,925
SFX Entertainment, Inc. (d)	4,425	38,011
Sinclair Broadcast Group, Inc. Class A	4,123	122,123
Sirius XM Holdings, Inc. (a)(d)	357,173	1,289,395
Sizmek, Inc. (a)	1,608	19,923
Starz - Liberty Capital Series A (a)	6,799	217,432
The Madison Square Garden Co. Class A (a)	3,529	201,188
Twenty-First Century Fox, Inc.:
Class A	83,614	2,804,414
Class B	47,678	1,550,965
Value Line, Inc.	660	9,887
Viacom, Inc.:
Class A	2,937	257,751
Class B (non-vtg.)	22,805	2,000,683
VisionChina Media, Inc. ADR (a)	226	5,508
WPP PLC ADR	609	66,619
		26,459,841
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	11,637	637,358
Fred's, Inc. Class A	2,279	45,420
Gordmans Stores, Inc.	1,199	7,614
Sears Holdings Corp. (a)(d)	6,154	275,392
The Bon-Ton Stores, Inc.	749	8,134
Tuesday Morning Corp. (a)	2,404	37,599
		1,011,517
Specialty Retail - 1.7%
America's Car Mart, Inc. (a)	352	12,756
Ascena Retail Group, Inc. (a)	9,064	165,781
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
bebe stores, Inc.	5,136	$ 31,176
Bed Bath & Beyond, Inc. (a)	12,275	832,491
Big 5 Sporting Goods Corp.	1,524	23,134
Body Central Corp. (a)	951	2,967
Books-A-Million, Inc. (a)	1,128	2,538
Cache, Inc. (a)	1,013	5,369
Citi Trends, Inc. (a)	902	14,793
Conn's, Inc. (a)(d)	2,173	77,793
Destination Maternity Corp.	693	19,570
Destination XL Group, Inc. (a)	3,309	18,861
Finish Line, Inc. Class A	2,751	74,332
Five Below, Inc. (a)	3,089	119,050
Francesca's Holdings Corp. (a)	2,514	49,199
Hibbett Sports, Inc. (a)(d)	1,461	83,759
Jos. A. Bank Clothiers, Inc. (a)	1,591	98,769
Kirkland's, Inc. (a)	1,365	24,133
Mattress Firm Holding Corp. (a)(d)	1,831	79,813
Monro Muffler Brake, Inc.	1,723	102,811
O'Reilly Automotive, Inc. (a)	6,234	940,399
Outerwall, Inc. (a)(d)	1,650	116,705
Pacific Sunwear of California, Inc. (a)	4,092	11,703
Perfumania Holdings, Inc. (a)	330	2,063
PetSmart, Inc.	5,921	397,062
Rent-A-Center, Inc.	3,282	82,509
Ross Stores, Inc.	12,432	905,050
Sears Hometown & Outlet Stores, Inc. (a)	1,331	30,826
Select Comfort Corp. (a)	3,137	56,654
Shoe Carnival, Inc.	1,044	26,977
Staples, Inc. (d)	38,458	522,644
Stein Mart, Inc.	2,596	35,280
The Children's Place Retail Stores, Inc.	1,279	69,283
Tile Shop Holdings, Inc. (a)	2,974	45,859
Tractor Supply Co.	8,121	573,018
Trans World Entertainment Corp.	3,657	15,286
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3,682	330,239
Urban Outfitters, Inc. (a)	8,656	324,081
West Marine, Inc. (a)	1,343	16,761
Wet Seal, Inc. Class A (a)	5,925	11,258
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Winmark Corp.	353	$ 27,901
Zumiez, Inc. (a)	1,722	40,915
		6,421,568
Textiles, Apparel & Luxury Goods - 0.4%
Cherokee, Inc.	594	8,447
Columbia Sportswear Co.	2,008	166,845
Crocs, Inc. (a)	5,351	81,496
Deckers Outdoor Corp. (a)	2,123	157,845
Exceed Co. Ltd. (a)	1,680	2,856
Fossil Group, Inc. (a)	3,355	385,523
G-III Apparel Group Ltd. (a)	1,100	76,439
Iconix Brand Group, Inc. (a)	3,507	141,122
Joe's Jeans, Inc. (a)	3,730	5,259
Kingold Jewelry, Inc. (a)	2,905	5,055
lululemon athletica, Inc. (a)	6,512	327,619
Perry Ellis International, Inc. (a)	1,079	15,052
R.G. Barry Corp.	249	4,611
Steven Madden Ltd. (a)	4,004	145,946
Vera Bradley, Inc. (a)(d)	2,342	62,063
		1,586,178
TOTAL CONSUMER DISCRETIONARY		72,286,698
CONSUMER STAPLES - 3.8%
Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	462	34,946
Craft Brew Alliance, Inc. (a)	1,041	17,000
MGP Ingredients, Inc.	1,045	5,936
Monster Beverage Corp. (a)	9,583	709,142
National Beverage Corp.	2,931	61,668
		828,692
Food & Staples Retailing - 1.4%
Andersons, Inc.	1,568	85,989
Casey's General Stores, Inc.	2,156	147,664
Chefs' Warehouse Holdings (a)	1,158	26,924
Costco Wholesale Corp.	25,134	2,935,651
Fairway Group Holdings Corp. (d)	1,462	11,404
Fresh Market, Inc. (a)	2,757	92,360
Ingles Markets, Inc. Class A	897	21,062
PriceSmart, Inc.	1,782	181,283
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Spartan Stores, Inc.	2,222	$ 50,195
Sprouts Farmers Market LLC	8,502	331,748
The Pantry, Inc. (a)	1,287	19,408
United Natural Foods, Inc. (a)	2,779	201,144
Village Super Market, Inc. Class A	401	10,991
Whole Foods Market, Inc.	21,516	1,162,940
		5,278,763
Food Products - 2.1%
Alico, Inc.	597	22,662
Boulder Brands, Inc. (a)	3,741	56,265
Bridgford Foods Corp. (a)	1,284	12,455
Cal-Maine Foods, Inc.	1,301	68,394
Calavo Growers, Inc.	1,084	33,756
Diamond Foods, Inc. (a)(d)	1,106	31,764
Farmer Brothers Co. (a)	1,100	23,188
Green Mountain Coffee Roasters, Inc.	8,624	946,743
Griffin Land & Nurseries, Inc.	706	21,625
Inventure Foods, Inc. (a)	1,110	15,418
J&J Snack Foods Corp.	1,129	104,862
John B. Sanfilippo & Son, Inc.	530	12,853
Kraft Foods Group, Inc.	34,303	1,895,927
Lancaster Colony Corp.	1,589	143,328
Le Gaga Holdings Ltd. ADR (a)	731	2,259
Lifeway Foods, Inc.	1,150	16,514
Limoneira Co.	550	11,583
Mondelez International, Inc.	101,994	3,470,856
Origin Agritech Ltd. (a)	1,462	3,553
Pilgrims Pride Corp. (a)	15,187	266,228
Sanderson Farms, Inc.	1,240	95,282
Seneca Foods Corp. Class A (a)	705	21,347
SkyPeople Fruit Juice, Inc. (a)	1,324	2,343
Snyders-Lance, Inc.	4,040	109,444
SunOpta, Inc. (a)	3,873	37,607
The Hain Celestial Group, Inc. (a)	2,843	253,880
		7,680,136
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,739	12,799
WD-40 Co.	1,022	74,514
		87,313
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)	1,790	$ 54,720
Inter Parfums, Inc.	2,025	68,060
LifeVantage Corp. (a)	5,862	7,796
Mannatech, Inc. (a)	164	2,821
Nature's Sunshine Products, Inc.	1,176	17,769
Neptune Technologies & Bioressources, Inc. (a)	3,345	8,761
Nutraceutical International Corp. (a)	802	21,004
Reliv International, Inc.	881	1,903
Star Scientific, Inc. (a)	7,130	6,345
Synutra International, Inc. (a)	4,312	31,564
The Female Health Co.	1,312	9,066
		229,809
TOTAL CONSUMER STAPLES		14,104,713
ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Dawson Geophysical Co.	660	18,942
ENGlobal Corp. (a)	1,540	2,495
Exterran Partners LP	3,370	101,100
Forbes Energy Services Ltd. (a)	2,272	9,247
Geospace Technologies Corp. (a)	712	54,660
Gulf Island Fabrication, Inc.	952	19,963
Hercules Offshore, Inc. (a)	8,723	41,521
Matrix Service Co. (a)	1,524	49,332
Mitcham Industries, Inc. (a)	490	7,051
Ocean Rig UDW, Inc. (United States) (a)	7,444	129,600
Patterson-UTI Energy, Inc.	8,405	244,670
PHI, Inc. (non-vtg.) (a)	693	27,859
RigNet, Inc. (a)	934	44,664
Synthesis Energy Systems, Inc. (a)	2,293	3,783
Tesco Corp. (a)	3,239	61,444
TGC Industries, Inc.	1,458	9,331
		825,662
Oil, Gas & Consumable Fuels - 1.1%
Abraxas Petroleum Corp. (a)	5,820	19,613
Alliance Holdings GP, LP	3,482	216,580
Alliance Resource Partners LP	2,116	182,315
Amyris, Inc. (a)	2,640	12,065
APCO Oil and Gas International, Inc. (a)	519	7,417
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Approach Resources, Inc. (a)(d)	2,399	$ 53,426
BreitBurn Energy Partners LP	5,592	111,784
Calumet Specialty Products Partners LP	3,877	98,747
Capital Product Partners LP	3,727	40,103
Carrizo Oil & Gas, Inc. (a)	2,231	110,970
Ceres, Inc. (a)(d)	1,246	1,782
Clean Energy Fuels Corp. (a)(d)	4,864	40,712
Crosstex Energy LP	5,247	162,080
Crosstex Energy, Inc.	2,937	122,267
Diamondback Energy, Inc. (a)	2,495	160,503
Dorchester Minerals LP	1,480	37,178
Double Eagle Petroleum Co. (a)	594	1,277
Dynagas LNG Partners LP (a)	926	20,196
Eagle Rock Energy Partners LP	9,934	48,180
Energy XXI (Bermuda) Ltd.	4,652	107,740
EV Energy Partners LP	2,601	91,243
Feishang Anthracite Resources Ltd. (a)	5,430	9,936
FX Energy, Inc. (a)	2,552	9,570
Gevo, Inc. (a)	1,372	1,866
Golar LNG Ltd. (NASDAQ) (d)	4,584	167,774
Golar LNG Partners LP	2,138	64,589
Green Plains Renewable Energy, Inc.	2,895	76,515
Gulfport Energy Corp. (a)	4,935	326,204
Hallador Energy Co.	1,568	12,779
Isramco, Inc. (a)	142	20,374
Ivanhoe Energy, Inc. (a)	6,568	3,737
James River Coal Co. (a)(d)	1,699	1,257
KiOR, Inc. Class A (a)	2,640	3,696
Knightsbridge Tankers Ltd.	1,375	14,245
L&L Energy, Inc. (a)(d)	1,679	2,821
Legacy Reserves LP	3,137	82,817
LINN Energy LLC/LINN Energy Finance Corp.	13,524	431,010
LinnCo LLC	7,514	229,102
Marlin Midstream Partners LP	2,589	46,731
Martin Midstream Partners LP	1,321	55,574
Memorial Production Partners LP	3,557	79,463
Mid-Con Energy Partners LP	1,311	30,900
PDC Energy, Inc. (a)	2,428	150,852
PrimeEnergy Corp. (a)	242	12,027
Renewable Energy Group, Inc. (a)	2,300	26,841
Rentech, Inc. (a)(d)	12,940	24,327
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Rex Energy Corp. (a)	3,498	$ 66,462
Rosetta Resources, Inc. (a)	3,424	151,923
Sino Clean Energy, Inc. rights (a)	1,155	0
SinoCoking Coal and Coke Chemical Industries, Inc. (a)	1,100	1,419
Solazyme, Inc. (a)	3,371	41,362
StealthGas, Inc. (a)	1,634	17,173
Syntroleum Corp. (a)	386	1,540
TransGlobe Energy Corp. (a)	3,813	28,306
U.S. Energy Corp. (a)	1,575	6,300
Uranium Resources, Inc. (a)(d)	1,281	4,112
Vanguard Natural Resources LLC	3,662	109,347
Warren Resources, Inc. (a)	3,768	16,692
Westmoreland Coal Co. (a)	1,322	29,877
ZaZa Energy Corp. (a)(d)	5,491	5,051
Zion Oil & Gas, Inc. (a)(d)	5,048	8,380
		4,019,129
TOTAL ENERGY		4,844,791
FINANCIALS - 6.8%
Capital Markets - 1.1%
BGC Partners, Inc. Class A	11,704	79,587
Calamos Asset Management, Inc. Class A	1,375	16,404
Capital Southwest Corp.	1,420	49,246
Capitala Finance Corp.	1,000	20,000
Carlyle Group LP	2,687	97,457
CIFI Corp.	1,459	11,526
Cowen Group, Inc. Class A (a)	6,600	28,248
Diamond Hill Investment Group, Inc.	264	30,980
E*TRADE Financial Corp. (a)	18,113	406,999
FBR & Co. (a)	1,060	27,560
Financial Engines, Inc.	2,870	162,184
Gleacher & Co., Inc. (a)	335	3,715
Harris & Harris Group, Inc. (a)	1,826	5,588
Horizon Technology Finance Corp.	440	6,411
ICG Group, Inc. (a)	2,134	43,384
INTL FCStone, Inc. (a)(d)	1,114	20,264
LPL Financial	6,160	330,669
Medallion Financial Corp.	1,568	22,799
Northern Trust Corp.	13,843	856,190
SEI Investments Co.	9,640	323,615
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
T. Rowe Price Group, Inc.	15,158	$ 1,230,375
U.S. Global Investments, Inc. Class A	1,575	5,639
Virtus Investment Partners, Inc. (a)	520	96,283
WisdomTree Investments, Inc. (a)	8,088	126,011
		4,001,134
Commercial Banks - 3.0%
1st Source Corp.	1,617	50,450
1st United Bancorp, Inc.	1,299	10,002
Access National Corp.	343	5,780
American National Bankshares, Inc.	1,463	32,859
American River Bankshares (a)	727	7,190
Ameris Bancorp (a)	1,059	22,281
Ames National Corp.	495	11,029
Arrow Financial Corp.	664	17,337
Associated Banc-Corp.	9,510	158,722
BancFirst Corp.	880	48,426
Bancorp, Inc., Delaware (a)	1,924	36,845
Bank of Kentucky Financial Corp.	311	10,913
Bank of Marin Bancorp	138	6,104
Bank of the Ozarks, Inc.	2,095	132,865
Banner Bank	1,224	48,581
BBCN Bancorp, Inc.	4,035	68,676
BCB Bancorp, Inc.	974	12,935
BNC Bancorp (d)	2,389	41,640
BOK Financial Corp.	4,664	301,901
Boston Private Financial Holdings, Inc.	3,960	51,638
Bridge Bancorp, Inc.	731	19,247
Bridge Capital Holdings (a)	754	16,754
Bryn Mawr Bank Corp.	836	23,818
Camden National Corp.	630	23,650
Capital Bank Financial Corp.:
rights (a)	631	0
Series A (a)	2,225	51,175
Capital City Bank Group, Inc.	1,282	18,179
Cardinal Financial Corp.	1,854	31,963
Cascade Bancorp (a)	2,764	13,488
Cathay General Bancorp	4,542	115,412
Center Bancorp, Inc.	1,332	24,789
Centerstate Banks of Florida, Inc.	2,058	22,494
Central Valley Community Bancorp	1,550	17,918
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Century Bancorp, Inc. Class A (non-vtg.)	234	$ 8,401
Chemical Financial Corp.	1,353	39,900
Chemung Financial Corp.	1,624	47,534
Citizens & Northern Corp.	484	9,641
City Holding Co.	1,749	77,446
CNB Financial Corp., Pennsylvania	996	18,336
CoBiz, Inc.	1,749	19,519
Colony Bankcorp, Inc. (a)	616	3,788
Columbia Banking Systems, Inc.	2,914	76,405
Commerce Bancshares, Inc.	5,590	249,649
Community Trust Bancorp, Inc.	1,078	42,689
CommunityOne Bancorp (a)	1,089	11,990
ConnectOne Bancorp, Inc.	641	30,448
CU Bancorp (a)	643	11,613
Customers Bancorp, Inc. (a)	1,541	30,466
CVB Financial Corp.	5,535	86,180
Eagle Bancorp, Inc., Maryland	1,575	53,960
East West Bancorp, Inc.	8,062	287,733
Eastern Virginia Bankshares, Inc. (a)	465	3,162
Enterprise Bancorp, Inc.	492	9,471
Enterprise Financial Services Corp.	1,232	23,063
Farmers National Banc Corp.	1,637	12,179
Fidelity Southern Corp.	1,214	17,445
Fifth Third Bancorp	51,085	1,108,289
Financial Institutions, Inc.	429	9,455
First Bancorp, North Carolina	1,749	32,007
First Busey Corp.	3,973	23,639
First Citizen Bancshares, Inc.	495	111,073
First Community Bancshares, Inc.	1,500	25,125
First Connecticut Bancorp, Inc.	950	14,896
First Financial Bancorp, Ohio	3,064	52,211
First Financial Bankshares, Inc.	1,878	113,581
First Financial Corp., Indiana	792	27,237
First Financial Holdings, Inc.	1,394	85,369
First Interstate Bancsystem, Inc.	974	25,227
First Merchants Corp.	1,703	36,478
First Midwest Bancorp, Inc., Delaware	4,186	69,781
First NBC Bank Holding Co.	924	30,834
First Niagara Financial Group, Inc.	20,488	185,826
First of Long Island Corp.	254	9,870
First South Bancorp, Inc., Virginia	660	5,755
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
FirstMerit Corp.	10,372	$ 215,323
Flushing Financial Corp.	1,892	39,202
Fulton Financial Corp.	11,322	139,374
German American Bancorp, Inc.	903	26,115
Glacier Bancorp, Inc.	4,165	115,579
Great Southern Bancorp, Inc.	994	28,528
Grupo Financiero Galicia SA sponsored ADR	2,273	23,116
Guaranty Bancorp	4,007	56,579
Hampton Roads Bankshares, Inc. (a)	15,121	25,101
Hancock Holding Co.	4,853	167,234
Hanmi Financial Corp.	2,301	53,912
Heartland Financial U.S.A., Inc.	1,056	28,406
Heritage Commerce Corp.	3,410	27,587
Heritage Financial Corp., Washington	770	13,652
Heritage Oaks Bancorp (a)	2,254	18,009
Home Bancshares, Inc.	3,749	125,816
Home Federal Bancorp, Inc.	1,100	16,599
HomeTrust Bancshares, Inc. (a)	1,925	30,165
Horizon Bancorp Industries	733	15,935
Huntington Bancshares, Inc.	48,450	461,729
IBERIABANK Corp.	1,721	112,726
Independent Bank Corp. (a)	1,266	15,572
Independent Bank Corp., Massachusetts	1,242	45,693
Independent Bank Group, Inc.	618	33,211
International Bancshares Corp.	3,718	86,183
Intervest Bancshares Corp. Class A (a)	1,509	11,182
Investors Bancorp, Inc.	8,128	215,555
Lakeland Bancorp, Inc.	1,939	21,911
Lakeland Financial Corp.	1,194	45,372
LCNB Corp.	463	8,103
Macatawa Bank Corp.	1,135	5,993
MainSource Financial Group, Inc.	1,661	28,685
MB Financial, Inc.	2,931	89,483
MBT Financial Corp. (a)	1,518	7,317
Mercantile Bank Corp.	374	7,592
Merchants Bancshares, Inc.	360	11,858
Metro Bancorp, Inc. (a)	572	11,223
Middleburg Financial Corp.	2,326	42,752
MidWestOne Financial Group, Inc.	800	20,864
MutualFirst Financial, Inc.	507	9,643
National Bankshares, Inc.	492	17,712
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
National Penn Bancshares, Inc.	8,657	$ 93,496
NBT Bancorp, Inc.	2,472	58,043
NewBridge Bancorp (a)	2,003	14,422
North Valley Bancorp (a)	407	9,471
Northrim Bancorp, Inc.	561	13,784
Old National Bancorp, Indiana	5,375	75,411
Old Second Bancorp, Inc. (a)	1,320	6,547
OmniAmerican Bancorp, Inc.	622	13,541
Orrstown Financial Services, Inc. (a)	1,820	29,812
Pacific Continental Corp.	660	9,524
Pacific Mercantile Bancorp (a)	815	5,086
Pacific Premier Bancorp, Inc. (a)	2,581	41,038
PacWest Bancorp	2,293	99,516
Palmetto Bancshares, Inc. (a)	1,169	15,630
Park Sterling Corp.	2,933	19,240
Peapack-Gladstone Financial Corp.	1,574	29,276
Penns Woods Bancorp, Inc.	532	24,371
Peoples Bancorp, Inc.	595	14,560
Pinnacle Financial Partners, Inc.	2,213	79,845
Popular, Inc. (a)	5,830	166,680
Preferred Bank, Los Angeles (a)	736	17,686
Premier Financial Bancorp, Inc.	891	12,492
PrivateBancorp, Inc.	4,251	122,684
Renasant Corp.	1,636	47,542
Republic Bancorp, Inc., Kentucky Class A	1,265	30,474
Royal Bancshares of Pennsylvania, Inc. Class A (a)	1,078	2,684
S&T Bancorp, Inc.	1,633	37,673
S.Y. Bancorp, Inc.	585	17,456
Sandy Spring Bancorp, Inc.	1,481	35,144
Seacoast Banking Corp., Florida (a)	523	5,638
Shore Bancshares, Inc. (a)	440	4,167
Sierra Bancorp	704	11,482
Signature Bank (a)	2,644	346,179
Simmons First National Corp. Class A	1,018	36,271
Southern National Bancorp of Virginia, Inc.	1,256	12,560
Southside Bancshares, Inc.	709	20,937
Southwest Bancorp, Inc., Oklahoma	1,419	24,960
State Bank Financial Corp.	1,420	24,168
Sterling Financial Corp.	3,413	108,090
Suffolk Bancorp (a)	821	16,560
Summit Financial Group, Inc. (a)	594	6,219
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Sun Bancorp, Inc., New Jersey (a)	15,544	$ 54,093
Susquehanna Bancshares, Inc.	10,036	109,794
SVB Financial Group (a)	2,607	328,247
Talmer Bancorp, Inc. Class A	3,799	52,730
Taylor Capital Group, Inc. (a)	1,745	41,182
Texas Capital Bancshares, Inc. (a)	2,408	151,584
The First Bancorp, Inc.	908	14,864
TowneBank (d)	1,389	20,793
Trico Bancshares	1,150	28,739
TriState Capital Holdings, Inc. (a)	2,237	31,117
Trustmark Corp.	3,873	93,455
UMB Financial Corp.	2,622	163,455
Umpqua Holdings Corp. (d)	6,534	116,109
Union First Market Bankshares Corp.	2,695	68,184
United Bankshares, Inc., West Virginia	4,152	122,193
United Community Banks, Inc., Georgia (a)	3,965	66,176
United Security Bancshares, Inc. (a)	682	5,197
United Security Bancshares, California	1,568	8,248
Univest Corp. of Pennsylvania	1,040	20,041
ViewPoint Financial Group	2,200	55,000
Washington Banking Co., Oak Harbor	1,365	25,143
Washington Trust Bancorp, Inc.	1,167	41,067
WesBanco, Inc.	1,687	50,289
West Bancorp., Inc.	990	14,702
Westamerica Bancorp.	1,702	85,577
Wilshire Bancorp, Inc.	4,053	41,138
Wintrust Financial Corp.	2,695	124,725
Yadkin Financial Corp. (a)	775	14,880
Zions Bancorporation	10,486	327,163
		11,105,567
Consumer Finance - 0.3%
Asta Funding, Inc. (a)	754	6,334
Atlanticus Holdings Corp. (a)	1,564	3,910
Consumer Portfolio Services, Inc. (a)	1,474	11,482
Credit Acceptance Corp. (a)	1,324	182,897
DFC Global Corp. (a)	2,541	20,912
Encore Capital Group, Inc. (a)	1,348	65,540
EZCORP, Inc. (non-vtg.) Class A (a)	2,711	34,267
First Cash Financial Services, Inc. (a)	1,613	85,215
Nicholas Financial, Inc.	1,322	20,861
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Portfolio Recovery Associates, Inc. (a)	3,102	$ 168,221
QC Holdings, Inc.	1,211	2,943
SLM Corp.	26,648	637,953
World Acceptance Corp. (a)(d)	740	70,929
		1,311,464
Diversified Financial Services - 0.6%
California First National Bancorp	682	10,216
CBOE Holdings, Inc.	5,083	274,634
CM Finance, Inc.	674	10,460
CME Group, Inc.	19,481	1,438,087
Interactive Brokers Group, Inc.	2,874	63,918
Life Partners Holdings, Inc.	993	2,393
MarketAxess Holdings, Inc.	2,118	125,047
Marlin Business Services Corp.	1,368	29,412
NewStar Financial, Inc. (a)	2,998	46,109
PICO Holdings, Inc. (a)	1,331	33,421
Resource America, Inc. Class A	990	9,365
The NASDAQ OMX Group, Inc.	9,336	358,409
Viewtran Group, Inc. (a)(d)	2,266	5,438
		2,406,909
Insurance - 0.6%
AMBAC Financial Group, Inc. (a)	2,519	87,057
American National Insurance Co.	1,476	167,511
Amerisafe, Inc.	1,018	44,324
Amtrust Financial Services, Inc. (d)	4,204	158,911
Arch Capital Group Ltd. (a)	7,556	424,043
Argo Group International Holdings, Ltd.	1,761	77,731
Baldwin & Lyons, Inc. Class B	825	21,211
Cincinnati Financial Corp.	9,636	451,736
CNinsure, Inc. ADR (a)	2,058	12,348
Donegal Group, Inc. Class A	1,413	19,937
eHealth, Inc. (a)	1,200	57,600
EMC Insurance Group	488	14,884
Enstar Group Ltd. (a)	760	95,137
Erie Indemnity Co. Class A	2,809	203,877
Global Indemnity PLC (a)	792	20,655
Greenlight Capital Re, Ltd. (a)	1,612	50,697
Hallmark Financial Services, Inc. (a)	1,168	9,893
Infinity Property & Casualty Corp.	705	51,994
Kansas City Life Insurance Co.	748	36,802
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Maiden Holdings Ltd.	4,730	$ 53,118
National Interstate Corp.	1,067	32,298
National Western Life Insurance Co. Class A	308	69,623
Navigators Group, Inc. (a)	696	42,192
Safety Insurance Group, Inc.	910	50,805
Selective Insurance Group, Inc.	3,152	72,622
State Auto Financial Corp.	2,316	46,366
Tower Group International Ltd.	3,930	10,847
United Fire Group, Inc.	1,611	46,687
United Insurance Holdings Corp.	703	9,181
		2,440,087
Real Estate Investment Trusts - 0.5%
American Capital Agency Corp.	22,934	511,199
American Capital Mortgage Investment Corp.	3,282	66,198
American Realty Capital Properties, Inc.	44,432	652,706
CyrusOne, Inc.	1,022	22,709
Gaming & Leisure Properties	5,992	228,175
Gladstone Commercial Corp.	775	13,485
New York Mortgage Trust, Inc.	3,243	25,068
Potlatch Corp.	2,268	89,904
Retail Opportunity Investments Corp.	5,414	80,290
Sabra Health Care REIT, Inc.	2,404	68,442
Trade Street Residential, Inc.	2,200	16,038
		1,774,214
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA	1,308	128,681
AV Homes, Inc. (a)	807	15,938
China HGS Real Estate, Inc. (a)(d)	3,080	12,751
China Housing & Land Development, Inc. (a)(d)	2,537	5,505
Cresud S.A.C.I.F. y A. sponsored ADR	2,824	26,546
Elbit Imaging Ltd. (a)	1,980	412
FirstService Corp. (sub. vtg.)	1,853	84,726
Stratus Properties, Inc. (a)	385	6,549
ZipRealty, Inc. (a)	1,804	8,551
		289,659
Thrifts & Mortgage Finance - 0.6%
America First Tax Exempt Investors LP	1,860	11,160
ASB Bancorp, Inc. (a)	488	8,486
Banc of California, Inc.	704	9,004
Bank Mutual Corp.	2,975	19,695
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
BankFinancial Corp.	1,744	$ 17,405
Beneficial Mutual Bancorp, Inc. (a)	5,048	60,778
BofI Holding, Inc. (a)	880	81,928
Brookline Bancorp, Inc., Delaware	4,168	38,054
Camco Financial Corp. (a)	749	4,531
Capitol Federal Financial, Inc.	8,462	102,813
Charter Financial Corp.	1,549	16,311
Clifton Savings Bancorp, Inc.	2,002	26,366
Dime Community Bancshares, Inc.	1,773	29,786
ESB Financial Corp.	1,263	16,558
ESSA Bancorp, Inc.	910	10,219
First Defiance Financial Corp.	485	13,420
First Federal Bancshares of Arkansas, Inc. (a)	1,506	13,072
First Financial Northwest, Inc.	1,176	12,160
Fox Chase Bancorp, Inc.	998	17,106
Franklin Financial Corp./VA (a)	990	19,602
Hingham Institution for Savings	302	23,647
HMN Financial, Inc. (a)	314	4,007
Home Bancorp, Inc. (a)	627	13,035
Home Loan Servicing Solutions Ltd.	4,282	87,867
HomeStreet, Inc.	1,020	19,217
Hudson City Bancorp, Inc.	30,121	286,150
Kearny Financial Corp. (a)	3,747	47,137
Meridian Interstate Bancorp, Inc. (a)	1,130	27,346
Meta Financial Group, Inc.	335	14,308
NASB Financial, Inc.	595	15,077
NMI Holdings, Inc. (a)	3,360	36,758
Northfield Bancorp, Inc.	3,225	40,829
Northwest Bancshares, Inc.	5,117	73,429
OceanFirst Financial Corp.	1,520	28,698
Oconee Federal Financial Corp.	463	8,033
Oritani Financial Corp.	2,486	38,931
People's United Financial, Inc.	20,034	283,882
Provident Financial Holdings, Inc.	627	9,637
Pulaski Financial Corp.	925	9,287
Riverview Bancorp, Inc. (a)	1,936	6,544
Rockville Financial, Inc.	1,149	15,132
Severn Bancorp, Inc. (a)	1,172	5,403
Simplicity Bancorp, Inc.	888	15,664
Territorial Bancorp, Inc.	880	19,536
TFS Financial Corp. (a)	17,476	206,566
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Tree.com, Inc. (a)	338	$ 11,428
Trustco Bank Corp., New York	6,476	43,778
United Community Financial Corp. (a)	2,185	8,106
United Financial Bancorp, Inc.	1,171	20,621
Washington Federal, Inc.	6,413	143,779
Waterstone Financial, Inc. Maryland (a)	2,854	30,138
Westfield Financial, Inc.	753	5,715
WSFS Financial Corp.	385	27,447
		2,155,586
TOTAL FINANCIALS		25,484,620
HEALTH CARE - 16.0%
Biotechnology - 10.1%
ACADIA Pharmaceuticals, Inc. (a)	5,216	147,613
Acceleron Pharma, Inc.	1,811	84,990
Achillion Pharmaceuticals, Inc. (a)	4,853	16,986
Acorda Therapeutics, Inc. (a)	2,178	79,802
Aegerion Pharmaceuticals, Inc. (a)	1,700	93,092
AEterna Zentaris, Inc. (sub. vtg.) (a)(d)	1,487	1,859
Agenus, Inc. (a)	488	2,386
Agios Pharmaceuticals, Inc.	2,121	66,302
Alexion Pharmaceuticals, Inc. (a)	11,333	2,003,674
Alkermes PLC (a)	7,845	381,816
Alnylam Pharmaceuticals, Inc. (a)	3,706	301,075
AMAG Pharmaceuticals, Inc. (a)	1,193	24,731
Amarin Corp. PLC ADR (a)(d)	7,880	13,711
Ambit Biosciences Corp.	1,358	14,816
Amgen, Inc.	43,342	5,375,275
Amicus Therapeutics, Inc. (a)	3,103	7,820
Anacor Pharmaceuticals, Inc. (a)	2,321	44,099
Arena Pharmaceuticals, Inc. (a)(d)	12,435	80,952
ARIAD Pharmaceuticals, Inc. (a)(d)	10,260	89,159
ArQule, Inc. (a)	4,235	9,529
Array BioPharma, Inc. (a)(d)	6,073	29,272
Arrowhead Research Corp. (a)	3,445	66,971
Athersys, Inc. (a)	3,606	13,631
AVEO Pharmaceuticals, Inc. (a)	2,293	4,288
BIND Therapeutics, Inc.	905	12,362
BioCryst Pharmaceuticals, Inc. (a)	3,344	39,091
Biogen Idec, Inc. (a)	13,714	4,672,086
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
BioMarin Pharmaceutical, Inc. (a)	8,617	$ 697,977
Biospecifics Technologies Corp. (a)	362	8,590
Biota Pharmaceuticals, Inc. (a)	6,574	43,520
Bluebird Bio, Inc.	1,639	41,795
Burcon NutraScience Corp. (a)	1,655	4,992
Celgene Corp. (a)	23,699	3,809,614
Cell Therapeutics, Inc. (a)(d)	7,482	28,806
Celldex Therapeutics, Inc. (a)	4,491	131,227
Cellular Dynamics International, Inc.	1,222	18,196
Celsion Corp. (a)	566	2,111
Cepheid, Inc. (a)	4,195	225,104
Chelsea Therapeutics International Ltd. (a)	3,638	20,773
ChemoCentryx, Inc. (a)(d)	2,311	17,564
Chimerix, Inc.	1,320	26,400
China Biologic Products, Inc. (a)	1,462	51,331
Clovis Oncology, Inc. (a)	1,767	140,689
Codexis, Inc. (a)	7,768	14,448
Coronado Biosciences, Inc. (a)(d)	2,055	5,836
Cubist Pharmaceuticals, Inc. (a)	4,298	341,777
Cubist Pharmaceuticals, Inc. rights (a)	1,695	0
Curis, Inc. (a)	3,724	11,358
Cyclacel Pharmaceuticals, Inc. (a)	474	1,839
Cytokinetics, Inc. (a)	1,697	16,715
Cytori Therapeutics, Inc. (a)	2,640	8,316
CytRx Corp. (a)	1,257	7,441
Dendreon Corp. (a)(d)	8,360	24,077
Dicerna Pharmaceuticals, Inc.	880	32,314
Durata Therapeutics, Inc. (a)	3,016	41,349
Dyax Corp. (a)	7,247	70,078
Dynavax Technologies Corp. (a)	26,680	49,625
Enanta Pharmaceuticals, Inc.	1,264	46,566
Enzon Pharmaceuticals, Inc.	9,507	9,127
Enzymotec Ltd. (d)	2,259	63,026
Epizyme, Inc.	1,629	48,707
Esperion Therapeutics, Inc. (d)	1,463	22,750
Exact Sciences Corp. (a)(d)	4,425	59,516
Exelixis, Inc. (a)(d)	11,408	80,540
Five Prime Therapeutics, Inc.	905	12,634
Foundation Medicine, Inc. (d)	1,485	52,911
Galectin Therapeutics, Inc. (a)	3,080	51,929
Galena Biopharma, Inc. (a)(d)	4,234	16,724
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Genomic Health, Inc. (a)	1,694	$ 44,739
GenVec, Inc. (a)	575	2,064
Geron Corp. (a)	7,590	36,090
Gilead Sciences, Inc. (a)	88,231	7,304,644
Grifols SA ADR	5,992	252,143
GTx, Inc. (a)(d)	4,226	7,184
Halozyme Therapeutics, Inc. (a)	6,695	94,333
Harvard Apparatus (a)	727	3,679
Hyperion Therapeutics, Inc. (a)(d)	1,566	48,546
Idenix Pharmaceuticals, Inc. (a)(d)	9,570	65,267
Idera Pharmaceuticals, Inc. (a)	2,978	17,243
ImmunoGen, Inc. (a)(d)	7,106	116,538
Immunomedics, Inc. (a)(d)	5,462	25,890
Incyte Corp. (a)	9,522	611,884
Infinity Pharmaceuticals, Inc. (a)	2,585	40,533
Insmed, Inc. (a)	2,453	49,085
Insys Therapeutics, Inc. (a)	1,366	91,904
Intercept Pharmaceuticals, Inc. (a)	1,145	470,023
InterMune, Inc. (a)	5,588	167,864
Ironwood Pharmaceuticals, Inc. Class A (a)	4,895	71,026
Isis Pharmaceuticals, Inc. (a)	6,600	336,600
Kamada (a)	3,997	69,308
Karyopharm Therapeutics, Inc.	1,550	62,217
Keryx Biopharmaceuticals, Inc. (a)(d)	4,545	72,947
Kindred Biosciences, Inc.	548	12,363
KYTHERA Biopharmaceuticals, Inc. (a)	1,237	61,813
Lexicon Pharmaceuticals, Inc. (a)	27,354	48,964
Ligand Pharmaceuticals, Inc.:
Class B (a)	1,286	89,699
General CVR (a)	1,530	93
Glucagon CVR (a)	1,530	260
rights (a)	1,530	10
TR Beta CVR (a)	1,530	8
Lpath, Inc. (a)	3,135	14,546
Macrogenics, Inc.	2,599	90,965
MannKind Corp. (a)(d)	20,311	125,725
Medivation, Inc. (a)	4,188	301,159
MEI Pharma, Inc. (a)	1,324	11,426
Merrimack Pharmaceuticals, Inc. (a)(d)	5,018	24,990
Metabolix, Inc. (a)	1,497	1,916
MiMedx Group, Inc. (a)	5,131	36,687
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Mirati Therapeutics, Inc. (a)	471	$ 11,459
Momenta Pharmaceuticals, Inc. (a)	5,003	74,044
Myriad Genetics, Inc. (a)(d)	4,380	158,600
Nanosphere, Inc. (a)	2,316	5,558
Neurocrine Biosciences, Inc. (a)	3,092	54,512
NewLink Genetics Corp. (a)(d)	1,475	65,195
Northwest Biotherapeutics, Inc. (a)(d)	2,231	15,818
Novavax, Inc. (a)	12,502	80,013
NPS Pharmaceuticals, Inc. (a)	5,730	200,435
Nymox Pharmaceutical Corp. (a)(d)	1,716	9,026
Ohr Pharmaceutical, Inc. (a)	2,138	30,253
OncoGenex Pharmaceuticals, Inc. (a)	418	4,606
Oncolytics Biotech, Inc. (a)	3,046	5,227
OncoMed Pharmaceuticals, Inc. (d)	1,929	66,589
Onconova Therapeutics, Inc. (d)	1,479	12,572
Oncothyreon, Inc. (a)	3,529	10,905
Ophthotech Corp.	1,810	60,943
Orexigen Therapeutics, Inc. (a)	4,912	34,089
Osiris Therapeutics, Inc. (a)	2,222	33,930
OvaScience, Inc. (a)	1,265	13,649
PDL BioPharma, Inc. (d)	8,800	75,416
Peregrine Pharmaceuticals, Inc. (a)(d)	4,907	8,882
Pharmacyclics, Inc. (a)	4,167	577,796
Pluristem Therapeutics, Inc. (a)	3,697	15,195
Portola Pharmaceuticals, Inc.	2,009	49,000
Prana Biotechnology Ltd. ADR (a)(d)	1,277	14,443
Progenics Pharmaceuticals, Inc. (a)	3,157	14,743
Prosensa Holding BV (a)(d)	2,442	16,044
Prothena Corp. PLC (a)	1,456	52,431
PTC Therapeutics, Inc. (a)	1,878	58,894
QLT, Inc.	3,435	20,644
Raptor Pharmaceutical Corp. (a)(d)	3,074	48,661
Receptos, Inc.	1,286	59,651
Regeneron Pharmaceuticals, Inc. (a)	5,679	1,888,268
Regulus Therapeutics, Inc. (a)(d)	3,500	39,305
Repligen Corp. (a)	2,047	30,644
Retrophin, Inc. (a)	1,019	18,006
Rigel Pharmaceuticals, Inc. (a)	3,834	13,189
Sangamo Biosciences, Inc. (a)	4,472	81,390
Sarepta Therapeutics, Inc. (a)(d)	1,904	55,273
Seattle Genetics, Inc. (a)(d)	7,826	411,569
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
SIGA Technologies, Inc. (a)	4,453	$ 14,294
Sinovac Biotech Ltd. (a)	3,479	22,857
Spectrum Pharmaceuticals, Inc. (a)	3,504	29,258
Stemline Therapeutics, Inc.	882	22,809
Sunesis Pharmaceuticals, Inc. (a)	3,642	23,855
Synageva BioPharma Corp. (a)(d)	1,774	203,425
Synergy Pharmaceuticals, Inc. (a)(d)	4,825	29,288
Synta Pharmaceuticals Corp. (a)	3,234	19,986
Targacept, Inc. (a)	1,563	7,706
Tekmira Pharmaceuticals Corp. (a)	1,800	37,170
TESARO, Inc. (a)	1,828	60,342
Tetraphase Pharmaceuticals, Inc.	2,361	32,110
TG Therapeutics, Inc. (a)	2,354	15,536
Theravance, Inc. (a)(d)	7,276	269,212
Threshold Pharmaceuticals, Inc. (a)	3,435	17,175
Transition Therapeutics, Inc. (a)	3,168	22,810
Ultragenyx Pharmaceutical, Inc.	1,505	83,919
United Therapeutics Corp. (a)	2,911	295,234
Vanda Pharmaceuticals, Inc. (a)	1,462	22,120
Verastem, Inc. (a)	1,043	13,945
Vertex Pharmaceuticals, Inc. (a)	13,588	1,098,726
Vical, Inc. (a)	3,014	4,581
Xencor, Inc.	1,380	15,511
XOMA Corp. (a)	4,898	40,947
ZIOPHARM Oncology, Inc. (a)	3,520	14,995
		37,832,733
Health Care Equipment & Supplies - 1.5%
Abaxis, Inc. (a)	1,171	44,439
Abiomed, Inc. (a)	2,332	65,739
Accuray, Inc. (a)(d)	3,615	33,909
Align Technology, Inc. (a)	4,477	234,281
Alphatec Holdings, Inc. (a)	6,168	8,697
Analogic Corp.	748	70,506
Angiodynamics, Inc. (a)	2,268	34,927
Anika Therapeutics, Inc. (a)	1,024	40,315
Antares Pharma, Inc. (a)	8,086	35,983
ArthroCare Corp. (a)	1,523	73,485
Atricure, Inc. (a)	1,038	21,580
Atrion Corp.	120	34,732
BioLase Technology, Inc. (d)	1,676	5,179
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cardica, Inc. (a)	4,653	$ 5,304
Cardiovascular Systems, Inc. (a)	1,463	51,205
Cerus Corp. (a)(d)	2,619	16,919
CONMED Corp.	1,344	62,657
Cutera, Inc. (a)	617	6,602
Cyberonics, Inc. (a)	1,566	107,224
Cynosure, Inc. Class A (a)	1,459	44,908
DENTSPLY International, Inc.	8,222	373,114
Derma Sciences, Inc. (a)	2,402	35,285
DexCom, Inc. (a)	4,323	194,967
Echo Therapeutics, Inc. (a)(d)	4,730	14,805
Endologix, Inc. (a)	3,432	46,332
EnteroMedics, Inc. (a)(d)	3,258	7,917
Exactech, Inc. (a)	1,111	25,886
Fonar Corp. (a)	446	10,106
Genmark Diagnostics, Inc. (a)	2,269	28,272
Hansen Medical, Inc. (a)(d)	4,894	11,452
HeartWare International, Inc. (a)	1,039	99,775
Hologic, Inc. (a)	15,495	337,481
ICU Medical, Inc. (a)	731	42,296
IDEXX Laboratories, Inc. (a)	3,018	379,966
Imris, Inc. (a)	3,855	9,818
Inogen, Inc.	652	11,417
Insulet Corp. (a)	2,931	138,959
Integra LifeSciences Holdings Corp. (a)	1,573	73,994
Intuitive Surgical, Inc. (a)	2,291	1,019,106
Ldr Holding Corp.	1,240	38,750
LeMaitre Vascular, Inc.	2,583	21,155
Masimo Corp. (a)	3,219	82,245
Mazor Robotics Ltd. sponsored ADR (a)	504	12,499
Medical Action Industries, Inc. (a)	1,012	7,408
Meridian Bioscience, Inc.	2,426	50,606
Merit Medical Systems, Inc. (a)	2,207	33,304
Natus Medical, Inc. (a)	1,573	39,482
Neogen Corp. (a)	1,970	85,340
Novadaq Technologies, Inc. (a)	3,358	68,503
NuVasive, Inc. (a)	2,579	94,778
NxStage Medical, Inc. (a)	3,416	47,380
OraSure Technologies, Inc. (a)	2,618	18,169
Orthofix International NV (a)	1,394	30,975
Oxford Immunotec Global PLC (a)	2,200	48,950
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
PhotoMedex, Inc. (a)(d)	1,396	$ 20,437
Quidel Corp. (a)	1,634	45,785
Rockwell Medical Technologies, Inc. (a)(d)	2,412	30,608
RTI Biologics, Inc. (a)	3,944	14,829
Sirona Dental Systems, Inc. (a)	3,026	213,212
Staar Surgical Co. (a)	2,032	28,773
Stereotaxis, Inc. (a)	321	1,592
SurModics, Inc. (a)	1,012	25,199
Synergetics U.S.A., Inc. (a)	2,200	7,612
Syneron Medical Ltd. (a)	1,918	21,328
Tandem Diabetes Care, Inc.	1,067	27,475
TearLab Corp. (a)	1,460	11,753
The Spectranetics Corp. (a)	2,115	63,365
Thoratec Corp. (a)	3,300	122,562
Tornier NV (a)	3,353	64,378
Trinity Biotech PLC sponsored ADR	1,418	37,563
Unilife Corp. (a)(d)	5,550	25,697
Utah Medical Products, Inc.	291	16,002
Vascular Solutions, Inc. (a)	783	20,374
Veracyte, Inc.	1,160	18,572
Vermillion, Inc. (a)	827	2,812
Volcano Corp. (a)	2,981	63,972
Wright Medical Group, Inc. (a)	2,491	79,264
Zeltiq Aesthetics, Inc. (a)	1,790	33,992
		5,536,239
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc. (a)	3,243	160,334
Addus HomeCare Corp. (a)	752	21,628
Air Methods Corp. (a)	2,178	117,656
Alliance Healthcare Services, Inc. (a)	1,106	33,335
Almost Family, Inc. (a)	468	12,833
Amedisys, Inc. (a)	1,502	25,474
AmSurg Corp. (a)	1,797	78,816
Bio-Reference Laboratories, Inc. (a)(d)	1,855	46,857
BioScrip, Inc. (a)	4,226	30,131
BioTelemetry, Inc. (a)	2,412	27,111
Catamaran Corp. (a)	11,903	535,974
Chindex International, Inc. (a)	886	17,056
Corvel Corp. (a)	1,408	64,782
Cross Country Healthcare, Inc. (a)	1,546	16,078
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts Holding Co. (a)	46,873	$ 3,530,006
Gentiva Health Services, Inc. (a)	1,607	17,211
Healthways, Inc. (a)	2,184	32,673
Henry Schein, Inc. (a)	4,997	594,843
IPC The Hospitalist Co., Inc. (a)	928	47,634
LCA-Vision, Inc. (a)	1,320	7,181
LHC Group, Inc. (a)	1,144	26,953
LifePoint Hospitals, Inc. (a)	2,915	158,139
Magellan Health Services, Inc. (a)	1,611	98,497
MWI Veterinary Supply, Inc. (a)	731	119,095
National Research Corp.:
Class A (a)	842	14,735
Class B	310	12,416
Patterson Companies, Inc.	6,152	253,216
PDI, Inc. (a)	902	4,285
Premier, Inc.	1,550	51,848
Providence Service Corp. (a)	926	24,622
RadNet, Inc. (a)	2,936	5,696
Sharps Compliance Corp. (a)	1,304	6,259
Surgical Care Affiliates, Inc.	2,135	64,947
The Ensign Group, Inc.	1,176	46,570
USMD Holdings, Inc. (a)	640	8,960
VCA Antech, Inc. (a)	4,840	149,895
		6,463,746
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	9,308	172,850
athenahealth, Inc. (a)(d)	2,210	428,453
Cerner Corp. (a)	19,696	1,208,744
Computer Programs & Systems, Inc.	627	42,906
HealthStream, Inc. (a)	1,565	45,103
HMS Holdings Corp. (a)	5,115	104,653
MedAssets, Inc. (a)	3,664	88,999
Medidata Solutions, Inc. (a)	3,222	206,530
Merge Healthcare, Inc. (a)	4,976	12,490
Omnicell, Inc. (a)	2,052	59,057
Quality Systems, Inc.	3,348	58,456
		2,428,241
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(d)	2,421	35,782
Affymetrix, Inc. (a)	4,934	38,090
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Albany Molecular Research, Inc. (a)	2,008	$ 31,325
Apricus Biosciences, Inc. (a)(d)	2,011	4,696
Bruker BioSciences Corp. (a)	9,240	210,118
Compugen Ltd. (a)	3,349	37,978
Fluidigm Corp. (a)	1,503	70,416
Furiex Pharmaceuticals, Inc. (a)	627	58,016
Harvard Bioscience, Inc. (a)	2,908	14,191
ICON PLC (a)	3,350	156,914
Illumina, Inc. (a)	7,240	1,241,588
Luminex Corp. (a)	2,535	46,847
Nanostring Technologies, Inc.	836	15,800
Pacific Biosciences of California, Inc. (a)	3,635	24,209
PAREXEL International Corp. (a)	3,481	186,477
QIAGEN NV (a)	13,223	294,212
Sequenom, Inc. (a)(d)	7,656	18,145
Techne Corp.	2,442	216,947
		2,701,751
Pharmaceuticals - 1.3%
AcelRx Pharmaceuticals, Inc. (a)(d)	2,500	28,575
Acura Pharmaceuticals, Inc. (a)	2,362	4,677
Aerie Pharmaceuticals, Inc.	1,160	26,645
Akorn, Inc. (a)(d)	5,284	136,433
Alcobra Pharma Ltd.	842	20,048
Alexza Pharmaceuticals, Inc. (a)	533	2,921
Alimera Sciences, Inc. (a)(d)	2,719	18,244
ANI Pharmaceuticals, Inc. (a)	178	5,390
Aratana Therapeutics, Inc.	1,446	33,793
AstraZeneca PLC rights (a)	1,845	0
Auxilium Pharmaceuticals, Inc. (a)	2,600	79,950
AVANIR Pharmaceuticals Class A (a)	8,127	33,808
Biodelivery Sciences International, Inc. (a)	1,855	17,381
Cadence Pharmaceuticals, Inc. (a)	4,854	67,907
Cardiome Pharma Corp. (a)	752	7,301
Cempra, Inc. (a)	1,987	22,632
Columbia Laboratories, Inc. (a)	2,599	17,751
Corcept Therapeutics, Inc. (a)(d)	5,094	16,708
Cumberland Pharmaceuticals, Inc. (a)	1,744	8,075
DepoMed, Inc. (a)	4,907	59,129
Durect Corp. (a)	5,748	7,990
Endo Health Solutions, Inc. (a)	6,578	525,056
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Endocyte, Inc. (a)(d)	1,878	$ 24,733
Flamel Technologies SA sponsored ADR (a)	1,518	15,180
GW Pharmaceuticals PLC ADR (a)	880	58,001
Hi-Tech Pharmacal Co., Inc. (a)	595	25,799
Horizon Pharma, Inc. (a)(d)	3,725	45,520
Impax Laboratories, Inc. (a)	3,520	90,710
Imprimis Pharmaceuticals, Inc. (a)(d)	1,683	14,491
Intra-Cellular Therapies, Inc.	1,650	26,780
Jazz Pharmaceuticals PLC (a)	3,357	510,079
Mylan, Inc. (a)	22,126	1,229,542
Nektar Therapeutics (a)	6,458	82,856
NeuroBioPharm, Inc.:
Class A (a)(d)	76	7
warrants (a)(d)	153	0
Ocera Therapeutics, Inc. (a)	864	13,366
Oculus Innovative Sciences, Inc. (a)(d)	3,411	13,030
Omeros Corp. (a)	1,769	23,634
Pacira Pharmaceuticals, Inc. (a)	1,805	141,223
Pain Therapeutics, Inc. (a)	3,191	18,029
Pernix Therapeutics Holdings, Inc. (a)(d)	4,824	17,704
Pozen, Inc.	1,744	13,882
Questcor Pharmaceuticals, Inc. (d)	3,416	207,522
Relypsa, Inc.	2,413	95,217
Repros Therapeutics, Inc. (a)	1,288	25,180
Revance Therapeutics, Inc.	808	21,759
Sagent Pharmaceuticals, Inc. (a)	1,420	30,047
Salix Pharmaceuticals Ltd. (a)	3,749	404,592
SciClone Pharmaceuticals, Inc. (a)	2,795	12,997
Shire PLC sponsored ADR	1,996	329,639
Sucampo Pharmaceuticals, Inc. Class A (a)	2,492	22,428
Supernus Pharmaceuticals, Inc. (a)(d)	1,519	15,251
The Medicines Company (a)	3,763	114,960
Transcept Pharmaceuticals, Inc. (a)	4,876	16,237
Ventrus Biosciences, Inc. (a)	1,088	1,480
VIVUS, Inc. (a)(d)	5,616	33,864
XenoPort, Inc. (a)	2,123	13,269
Zogenix, Inc. (a)	10,049	43,713
		4,893,135
TOTAL HEALTH CARE		59,855,845
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 4.6%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	1,393	$ 43,517
American Science & Engineering, Inc.	365	23,999
API Technologies Corp. (a)	4,194	11,659
Astronics Corp. (a)	560	37,464
BE Aerospace, Inc. (a)	6,034	508,365
Elbit Systems Ltd.	2,423	139,831
Erickson Air-Crane, Inc. (a)	573	12,337
Innovative Solutions & Support, Inc. (a)	1,255	9,902
KEYW Holding Corp. (a)(d)	2,118	38,759
Kratos Defense & Security Solutions, Inc. (a)	2,183	17,027
LMI Aerospace, Inc. (a)	671	10,005
Sypris Solutions, Inc.	1,436	4,035
Taser International, Inc. (a)	2,864	55,075
		911,975
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	5,065	32,365
Atlas Air Worldwide Holdings, Inc. (a)	1,508	45,436
C.H. Robinson Worldwide, Inc.	9,143	474,156
Echo Global Logistics, Inc. (a)	1,459	23,227
Expeditors International of Washington, Inc.	11,902	470,248
Forward Air Corp.	1,760	76,138
Hub Group, Inc. Class A (a)	2,029	79,273
Pacer International, Inc. (a)	2,250	20,183
Park-Ohio Holdings Corp. (a)	1,040	54,746
UTi Worldwide, Inc.	5,858	57,643
		1,333,415
Airlines - 0.5%
Allegiant Travel Co.	1,045	103,727
American Airlines Group, Inc. (a)	20,484	756,474
Hawaiian Holdings, Inc. (a)(d)	3,508	42,236
JetBlue Airways Corp. (a)(d)	16,419	144,980
Republic Airways Holdings, Inc. (a)	2,470	23,663
Ryanair Holdings PLC sponsored ADR (a)	6,935	393,631
SkyWest, Inc.	3,326	42,240
Spirit Airlines, Inc. (a)	3,984	225,016
		1,731,967
Building Products - 0.1%
AAON, Inc.	2,298	68,664
American Woodmark Corp. (a)	935	30,023
Apogee Enterprises, Inc.	1,766	60,450
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Builders FirstSource, Inc. (a)	4,304	$ 37,057
China Ceramics Co. Ltd.	1,171	2,108
Gibraltar Industries, Inc. (a)	1,656	30,520
Insteel Industries, Inc.	1,343	26,726
Nortek, Inc. (a)	824	59,649
Patrick Industries, Inc. (a)	661	27,888
PGT, Inc. (a)	3,352	38,850
Universal Forest Products, Inc.	1,166	64,981
		446,916
Commercial Services & Supplies - 0.7%
Acorn Energy, Inc.	2,827	9,612
Casella Waste Systems, Inc. Class A (a)	1,678	8,994
CECO Environmental Corp.	1,464	23,644
China Recycling Energy Corp. (a)(d)	2,332	7,089
Cintas Corp.	7,219	437,905
Copart, Inc. (a)	7,561	275,447
Courier Corp.	638	10,508
EnerNOC, Inc. (a)	1,299	28,175
Fuel Tech, Inc. (a)	1,419	9,067
G&K Services, Inc. Class A	1,023	64,070
Guanwei Recycling Corp. (a)	555	1,487
Healthcare Services Group, Inc.	3,730	100,449
Heritage-Crystal Clean, Inc. (a)	1,393	25,213
Herman Miller, Inc.	3,222	90,796
Industrial Services of America, Inc. (a)	669	2,428
InnerWorkings, Inc. (a)	3,613	28,470
Interface, Inc.	3,333	64,194
Intersections, Inc.	969	5,940
Kimball International, Inc. Class B	1,938	36,376
McGrath RentCorp.	1,430	46,289
Mobile Mini, Inc.	2,778	125,038
Multi-Color Corp.	818	27,706
Performant Financial Corp. (a)	2,442	19,316
Perma-Fix Environmental Services, Inc. (a)	814	2,833
R.R. Donnelley & Sons Co.	10,363	198,244
SP Plus Corp. (a)	1,615	42,394
Stericycle, Inc. (a)	4,932	562,248
Swisher Hygiene, Inc. (Canada) (a)	8,810	4,317
Tetra Tech, Inc. (a)	3,708	107,087
U.S. Ecology, Inc.	1,221	43,871
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
United Stationers, Inc.	2,433	$ 103,719
West Corp.	4,468	112,236
		2,625,162
Construction & Engineering - 0.1%
Aegion Corp. (a)	1,904	44,078
Foster Wheeler AG	5,906	189,701
Great Lakes Dredge & Dock Corp. (a)	5,148	42,522
Integrated Electrical Services, Inc. (a)	1,067	5,836
Layne Christensen Co. (a)	1,309	23,248
MYR Group, Inc. (a)	1,254	29,181
Northwest Pipe Co. (a)	704	24,957
Primoris Services Corp.	3,222	100,752
Sterling Construction Co., Inc. (a)	2,181	20,654
UniTek Global Services, Inc. (a)	951	1,522
		482,451
Electrical Equipment - 0.3%
Active Power, Inc. (a)	1,355	4,593
Altair Nanotechnologies, Inc. (a)	320	1,731
American Superconductor Corp. (a)(d)	2,868	5,306
Ballard Power Systems, Inc. (a)(d)	7,200	26,594
Broadwind Energy, Inc. (a)	530	5,115
Capstone Turbine Corp. (a)(d)	21,766	38,961
Encore Wire Corp.	1,040	54,382
Enphase Energy, Inc. (a)(d)	2,058	16,608
Franklin Electric Co., Inc.	2,696	117,519
FuelCell Energy, Inc. (a)(d)	18,731	36,525
Global Power Equipment Group, Inc.	859	15,737
Highpower International, Inc. (a)	687	3,559
Hydrogenics Corp. (a)	378	10,198
II-VI, Inc. (a)	3,488	57,168
Jinpan International Ltd.	1,046	8,849
Lihua International, Inc. (a)	1,435	7,405
LSI Industries, Inc.	1,018	8,439
Ocean Power Technologies, Inc. (a)	858	3,483
Plug Power, Inc. (a)(d)	7,631	35,637
Powell Industries, Inc.	518	35,291
Power Solutions International, Inc. (a)	804	59,576
Preformed Line Products Co.	253	15,711
Real Goods Solar, Inc. Class A (a)(d)	1,635	6,229
Revolution Lighting Technologies, Inc. (a)	4,236	13,386
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
SolarCity Corp. (a)(d)	4,884	$ 414,945
Ultralife Corp. (a)	1,321	4,993
Vicor Corp. (a)	2,272	24,469
		1,032,409
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	2,170	79,357
Machinery - 0.9%
Adept Technology, Inc. (a)	646	10,879
Altra Industrial Motion Corp.	1,700	60,180
American Railcar Industries, Inc.	1,100	76,175
Astec Industries, Inc.	1,331	53,533
Chart Industries, Inc. (a)	1,798	150,241
Columbus McKinnon Corp. (NY Shares) (a)	1,298	33,047
Commercial Vehicle Group, Inc. (a)	1,990	17,751
Dynamic Materials Corp.	660	13,702
Energy Recovery, Inc. (a)	2,602	11,657
ExOne Co. (d)	731	33,845
FreightCar America, Inc.	671	17,151
Hardinge, Inc.	1,239	18,275
Hurco Companies, Inc.	330	8,253
L.B. Foster Co. Class A	498	23,152
Lincoln Electric Holdings, Inc.	4,745	355,733
Manitex International, Inc. (a)	805	12,067
Middleby Corp. (a)	1,066	316,133
NN, Inc.	1,524	29,398
Nordson Corp.	3,718	272,009
Omega Flex, Inc.	528	11,801
PACCAR, Inc.	20,487	1,348,864
PMFG, Inc. (a)	814	5,324
RBC Bearings, Inc. (a)	1,328	85,324
Sun Hydraulics Corp.	1,540	65,142
Tecumseh Products Co.:
Class A (non-vtg.) (a)	1,172	9,259
Class B (a)	407	3,089
TriMas Corp. (a)	2,882	96,864
Twin Disc, Inc.	506	12,534
Westport Innovations, Inc. (a)	3,171	51,053
Woodward, Inc.	3,922	170,960
		3,373,395
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - 0.0%
Diana Containerships, Inc. (d)	2,201	$ 8,914
DryShips, Inc. (a)(d)	23,547	86,653
Eagle Bulk Shipping, Inc. (a)(d)	998	4,731
Euroseas Ltd.	2,002	2,703
Rand Logistics, Inc. (a)(d)	1,550	10,494
Star Bulk Carriers Corp. (a)	772	9,534
Ultrapetrol (Bahamas) Ltd. (a)	8,547	28,632
		151,661
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	557	41,942
Acacia Research Corp.	2,627	40,272
Advisory Board Co. (a)	1,918	122,905
Barrett Business Services, Inc.	402	28,140
Corp. Resources Services, Inc. (a)(d)	7,375	19,249
CRA International, Inc. (a)	704	16,452
Exponent, Inc.	880	62,691
Heidrick & Struggles International, Inc.	1,106	20,339
Hudson Global, Inc. (a)	1,431	5,123
Huron Consulting Group, Inc. (a)	1,221	80,794
ICF International, Inc. (a)	1,168	47,211
Kelly Services, Inc. Class A (non-vtg.)	2,362	59,428
Kforce, Inc.	2,492	54,600
Lightbridge Corp. (a)	1,048	3,249
Odyssey Marine Exploration, Inc. (a)(d)	5,746	12,584
Pendrell Corp. (a)	11,772	17,893
Resources Connection, Inc.	2,475	33,908
RPX Corp. (a)	2,600	41,652
Verisk Analytics, Inc. (a)	9,673	616,315
VSE Corp.	292	14,104
		1,338,851
Road & Rail - 0.6%
AMERCO	1,179	274,636
Arkansas Best Corp.	1,480	49,225
Avis Budget Group, Inc. (a)	6,256	293,969
Covenant Transport Group, Inc. Class A (a)	1,255	12,500
Heartland Express, Inc.	5,112	104,183
J.B. Hunt Transport Services, Inc.	6,832	491,016
Landstar System, Inc.	2,561	147,795
Marten Transport Ltd.	1,725	33,620
Old Dominion Freight Lines, Inc. (a)	4,934	262,686
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
P.A.M. Transportation Services, Inc. (a)	947	$ 17,216
Patriot Transportation Holding, Inc. (a)	639	22,780
Quality Distribution, Inc. (a)	1,238	15,871
Saia, Inc. (a)	1,396	48,218
Student Transportation, Inc.	7,328	45,465
U.S.A. Truck, Inc. (a)	616	9,468
Universal Truckload Services, Inc.	2,158	56,108
Vitran Corp., Inc. (a)	1,387	9,002
Werner Enterprises, Inc.	3,941	101,875
YRC Worldwide, Inc. (a)	1,854	48,575
		2,044,208
Trading Companies & Distributors - 0.4%
Aceto Corp.	1,414	25,862
Beacon Roofing Supply, Inc. (a)	3,138	118,585
DXP Enterprises, Inc. (a)	860	87,514
Fastenal Co. (d)	17,242	813,650
General Finance Corp. (a)	1,985	13,498
H&E Equipment Services, Inc. (a)	1,892	61,906
HD Supply Holdings, Inc. (a)	11,075	257,715
Houston Wire & Cable Co.	1,133	15,760
Lawson Products, Inc. (a)	880	12,962
Rush Enterprises, Inc.:
Class A (a)	1,526	43,644
Class B (a)	912	22,271
Stock Building Supply Holdings, Inc.	1,290	28,715
Titan Machinery, Inc. (a)(d)	1,221	19,316
		1,521,398
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	291	7,164
Pingtan Marine Enterprise Ltd. (a)(d)	6,736	21,420
		28,584
TOTAL INDUSTRIALS		17,101,749
INFORMATION TECHNOLOGY - 45.7%
Communications Equipment - 4.9%
ADTRAN, Inc.	3,572	93,586
Alliance Fiber Optic Products, Inc. (d)	1,204	14,496
Ambient Corp. (a)	880	1,663
Arris Group, Inc. (a)	7,887	226,357
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Aruba Networks, Inc. (a)	6,081	$ 124,721
AudioCodes Ltd. (a)	2,904	25,642
Aviat Networks, Inc. (a)	4,432	8,642
Bel Fuse, Inc. Class B (non-vtg.)	539	10,241
Black Box Corp.	1,144	30,430
BlackBerry Ltd. (a)(d)	30,340	303,400
Brocade Communications Systems, Inc. (a)	26,413	252,772
CalAmp Corp. (a)	1,813	58,089
Ceragon Networks Ltd. (a)	1,959	6,347
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,738	4,415
Cisco Systems, Inc.	307,748	6,708,906
Clearfield, Inc. (a)	961	22,487
CommScope Holding Co., Inc.	10,180	246,254
Communications Systems, Inc.	1,618	21,794
Comtech Telecommunications Corp.	906	29,001
Digi International, Inc. (a)	1,970	18,814
DragonWave, Inc. (a)	2,051	2,834
EchoStar Holding Corp. Class A (a)	2,244	111,796
EMCORE Corp. (a)(d)	4,915	23,985
EXFO, Inc. (sub. vtg.) (a)	1,327	5,848
Extreme Networks, Inc. (a)	5,160	29,567
F5 Networks, Inc. (a)	4,519	507,664
Finisar Corp. (a)	5,852	138,692
Gilat Satellite Networks Ltd. (a)	3,553	18,618
Harmonic, Inc. (a)	5,797	37,623
Infinera Corp. (a)	7,245	60,278
InterDigital, Inc.	2,188	66,734
Ituran Location & Control Ltd.	1,134	24,971
Ixia (a)	4,400	54,384
JDS Uniphase Corp. (a)	13,820	190,440
KVH Industries, Inc. (a)	749	9,685
Meru Networks, Inc. (a)	3,634	15,335
Mitel Networks Corp. (a)	5,511	52,355
NETGEAR, Inc. (a)	2,144	73,282
Novatel Wireless, Inc. (a)	2,928	7,056
NumereX Corp. Class A (a)	1,219	18,090
Oclaro, Inc. (a)	4,211	11,875
Oplink Communications, Inc. (a)	1,002	17,555
Parkervision, Inc. (a)(d)	5,991	29,955
PC-Tel, Inc.	1,634	14,216
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	9,882	$ 132,024
Procera Networks, Inc. (a)	792	8,736
QUALCOMM, Inc.	97,097	7,310,433
Radware Ltd. (a)	2,191	38,474
Riverbed Technology, Inc. (a)	9,884	220,216
ShoreTel, Inc. (a)	3,966	34,861
Sierra Wireless, Inc. (a)	2,520	51,752
Silicom Ltd.	506	36,270
Sonus Networks, Inc. (a)	19,370	72,250
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	10,609	136,962
Tessco Technologies, Inc.	508	19,345
Ubiquiti Networks, Inc. (a)	5,131	253,523
UTStarcom Holdings Corp. (a)	2,031	5,321
ViaSat, Inc. (a)	2,685	179,116
Westell Technologies, Inc. Class A (a)	4,073	16,821
Wi-Lan, Inc.	6,998	21,677
		18,268,676
Computers & Peripherals - 8.6%
Apple, Inc.	51,919	27,321,836
Astro-Med, Inc.	1,375	19,003
Concurrent Computer Corp.	528	4,361
Cray, Inc. (a)	2,186	75,832
Dot Hill Systems Corp. (a)	5,000	26,650
Electronics for Imaging, Inc. (a)	3,089	137,769
Hutchinson Technology, Inc. (a)	1,546	5,627
Immersion Corp. (a)	1,958	23,398
Intevac, Inc. (a)	1,331	10,022
Logitech International SA	9,539	151,098
NetApp, Inc.	19,625	793,046
QLogic Corp. (a)	5,756	65,734
Qumu Corp. (a)	582	9,196
SanDisk Corp.	13,445	998,964
Seagate Technology	19,405	1,012,747
Silicon Graphics International Corp. (a)	1,480	18,219
Smart Technologies, Inc. Class A (a)	2,268	8,732
Stratasys Ltd. (a)(d)	2,796	355,455
Super Micro Computer, Inc. (a)	1,813	36,604
Western Digital Corp.	13,706	1,192,285
Xyratex Ltd.	1,722	22,713
		32,289,291
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.1%
Agilysys, Inc. (a)	1,540	$ 22,361
Audience, Inc. (a)	1,393	16,326
CDW Corp.	10,639	278,423
Cognex Corp. (a)	5,461	205,661
Coherent, Inc. (a)	1,320	89,958
Control4 Corp.	1,290	26,974
Daktronics, Inc.	2,580	36,559
Deswell Industries, Inc.	1,260	2,873
DTS, Inc. (a)	886	17,995
Echelon Corp. (a)	2,684	8,052
Electro Rent Corp.	1,584	28,781
Electro Scientific Industries, Inc.	1,958	18,464
FARO Technologies, Inc. (a)	1,012	58,230
FEI Co.	2,414	247,797
Flextronics International Ltd. (a)	37,168	332,654
FLIR Systems, Inc.	8,504	290,327
GSI Group, Inc. (a)	2,200	27,610
HLS Systems International Ltd. (a)	2,915	58,912
I. D. Systems Inc. (a)	881	5,277
Identive Group, Inc. (a)	4,539	3,949
Insight Enterprises, Inc. (a)	2,389	54,899
IPG Photonics Corp. (a)(d)	3,124	224,209
Itron, Inc. (a)	2,257	78,995
Littelfuse, Inc.	1,420	134,005
LoJack Corp. (a)	1,541	9,369
Maxwell Technologies, Inc. (a)	1,606	16,413
Measurement Specialties, Inc. (a)	759	46,299
Mercury Systems, Inc. (a)	1,392	15,451
Mesa Laboratories, Inc.	200	17,480
MTS Systems Corp.	844	59,890
Multi-Fineline Electronix, Inc. (a)	1,634	23,807
National Instruments Corp.	7,308	211,713
Neonode, Inc. (a)	2,037	14,707
NetList, Inc. (a)	3,333	6,383
Newport Corp. (a)	1,788	37,012
Orbotech Ltd. (a)	2,068	29,345
OSI Systems, Inc. (a)	1,045	64,236
PC Connection, Inc.	1,013	20,513
PC Mall, Inc. (a)	1,965	19,080
Plexus Corp. (a)	2,051	84,399
RadiSys Corp. (a)	1,370	5,686
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Richardson Electronics Ltd.	706	$ 7,759
Rofin-Sinar Technologies, Inc. (a)	1,639	38,467
Sanmina Corp. (a)	4,517	76,608
ScanSource, Inc. (a)	1,766	69,333
Speed Commerce, Inc. (a)	2,135	8,369
Tech Data Corp. (a)	2,134	122,918
Trimble Navigation Ltd. (a)	15,195	579,689
TTM Technologies, Inc. (a)	4,259	35,776
Uni-Pixel, Inc. (a)	639	6,301
Universal Display Corp. (a)	2,708	93,534
Viasystems Group, Inc. (a)	1,037	13,440
Zebra Technologies Corp. Class A (a)	2,753	189,929
Zygo Corp. (a)	1,475	22,287
		4,215,484
Internet Software & Services - 11.6%
21Vianet Group, Inc. ADR (a)	3,090	80,309
Akamai Technologies, Inc. (a)	10,329	631,412
Angie's List, Inc. (a)(d)	3,786	52,663
Autobytel, Inc. (a)	512	8,069
Baidu.com, Inc. sponsored ADR (a)	15,826	2,705,138
Bazaarvoice, Inc. (a)(d)	4,026	27,216
Benefitfocus, Inc. (d)	1,808	117,122
Blucora, Inc. (a)	2,052	39,480
Brightcove, Inc. (a)	2,845	27,597
Carbonite, Inc. (a)	1,508	15,321
China Finance Online Co. Ltd. ADR (a)	1,342	8,978
ChinaCache International Holdings Ltd. sponsored ADR (a)	330	6,963
comScore, Inc. (a)	2,427	76,742
Constant Contact, Inc. (a)	1,760	48,523
Conversant, Inc. (a)	4,522	112,417
Cornerstone OnDemand, Inc. (a)	3,213	187,575
CoStar Group, Inc. (a)	1,585	318,648
Criteo SA sponsored ADR	578	30,906
Dealertrack Technologies, Inc. (a)	2,363	127,767
Digital River, Inc. (a)	2,228	39,592
E2open, Inc. (a)	1,330	36,961
Earthlink Holdings Corp.	6,534	25,613
eBay, Inc. (a)	74,589	4,383,596
eGain Communications Corp. (a)	1,364	11,430
Endurance International Group Holdings, Inc.	7,115	107,365
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Equinix, Inc. (a)	2,882	$ 547,465
Facebook, Inc. Class A (a)	108,322	7,415,724
GigaMedia Ltd. (a)	3,125	4,250
Global Eagle Entertainment, Inc. (a)	5,203	91,469
Gogo, Inc. (d)	4,691	97,807
Google, Inc. Class A (a)	15,946	19,384,755
IAC/InterActiveCorp	4,448	344,853
Internap Network Services Corp. (a)	3,351	25,535
Internet Initiative Japan, Inc. sponsored ADR	649	6,191
iPass, Inc. (a)	5,529	8,570
j2 Global, Inc.	2,517	129,374
Limelight Networks, Inc. (a)	9,597	20,730
Liquidity Services, Inc. (a)(d)	1,744	44,681
LiveDeal, Inc. (a)	2,090	16,260
LivePerson, Inc. (a)	3,366	44,027
LogMeIn, Inc. (a)	1,542	64,533
Marchex, Inc. Class B	2,624	31,068
Marketo, Inc.	1,924	78,884
Mediabistro, Inc. (a)	354	818
MercadoLibre, Inc. (d)	2,514	261,909
Move, Inc. (a)	2,266	29,254
Net Element International, Inc. (a)(d)	1,422	5,233
NetEase.com, Inc. sponsored ADR (d)	4,318	298,676
NIC, Inc.	4,292	83,436
OpenTable, Inc. (a)	1,390	110,769
Perficient, Inc. (a)	2,223	45,371
Perion Network Ltd. (a)	3,819	45,561
Points International Ltd. (a)	1,170	34,667
QuinStreet, Inc. (a)	2,565	16,903
RealNetworks, Inc. (a)	2,029	15,238
Rediff.com India Ltd. sponsored ADR (a)	880	1,848
Reis, Inc. (a)	550	9,702
Rocket Fuel, Inc.	2,027	113,634
SciQuest, Inc. (a)	1,171	34,568
Sify Technologies Ltd. sponsored ADR (a)	2,552	5,053
SINA Corp. (a)	3,754	256,511
Sohu.com, Inc. (a)	2,164	183,918
SPS Commerce, Inc. (a)	775	52,545
Stamps.com, Inc. (a)	990	34,828
Support.com, Inc. (a)	4,026	10,105
Synacor, Inc. (a)	5,090	13,387
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
TechTarget, Inc. (a)	2,200	$ 15,246
TheStreet.com, Inc.	3,928	11,470
Travelzoo, Inc. (a)	1,101	26,006
United Online, Inc.	675	7,567
Unwired Planet, Inc.	5,568	8,241
VeriSign, Inc. (a)(d)	8,349	460,113
VistaPrint Ltd. (a)	1,882	92,632
Vocus, Inc. (a)	1,199	16,007
Web.com Group, Inc. (a)	2,714	98,925
WebMD Health Corp. (a)	2,318	102,942
Wix.com Ltd. (a)	2,070	63,963
Xoom Corp.	1,749	49,024
Yahoo!, Inc. (a)	58,592	2,265,753
Yandex NV (a)(d)	15,145	567,938
YY, Inc. ADR (a)	1,948	146,665
Zillow, Inc. (a)	1,884	157,502
Zix Corp. (a)	3,260	14,735
		43,352,242
IT Services - 2.2%
Acxiom Corp. (a)	4,262	158,674
Amdocs Ltd.	9,177	408,193
Automatic Data Processing, Inc.	27,816	2,163,528
Blackhawk Network Holdings, Inc. (d)	1,300	32,214
Cardtronics, Inc. (a)	2,624	106,324
Cass Information Systems, Inc.	682	35,464
China Information Technology, Inc. (a)	1,391	7,344
Cognizant Technology Solutions Corp. Class A (a)	17,459	1,816,784
Computer Task Group, Inc.	1,046	16,998
CSG Systems International, Inc.	1,986	55,608
Datalink Corp. (a)	1,326	19,373
Euronet Worldwide, Inc. (a)	2,910	111,337
ExlService Holdings, Inc. (a)	2,121	59,367
Fiserv, Inc. (a)	14,900	864,945
Forrester Research, Inc.	1,430	51,795
Hackett Group, Inc.	2,486	14,643
iGATE Corp. (a)	2,993	101,313
Information Services Group, Inc. (a)	1,827	9,555
Innodata, Inc. (a)	1,849	6,065
Jack Henry & Associates, Inc.	4,973	289,080
Lionbridge Technologies, Inc. (a)	3,147	22,533
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
ManTech International Corp. Class A	1,171	$ 34,275
Mattersight Corp. (a)	2,178	12,284
ModusLink Global Solutions, Inc. (a)	2,442	11,160
MoneyGram International, Inc. (a)	3,080	58,612
NCI, Inc. Class A (a)	715	8,580
Pactera Technology International Ltd. ADR (a)	5,051	36,367
Paychex, Inc.	21,054	879,215
PFSweb, Inc. (a)	595	5,206
Planet Payment, Inc. (a)	6,083	20,743
PRG-Schultz International, Inc. (a)	2,536	15,317
QIWI PLC Class B sponsored ADR	1,026	47,842
Sapient Corp. (a)	8,110	141,195
ServiceSource International, Inc. (a)	3,811	34,756
Sykes Enterprises, Inc. (a)	2,508	49,357
Syntel, Inc. (a)	2,381	224,671
Teletech Holdings, Inc. (a)	3,245	78,140
Virtusa Corp. (a)	1,462	53,173
		8,062,030
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Energy Industries, Inc. (a)	2,200	60,368
Aixtron AG sponsored ADR (a)	272	4,521
Alpha & Omega Semiconductor Ltd. (a)	1,686	12,291
Altera Corp.	18,848	684,371
Ambarella, Inc. (a)(d)	1,634	54,657
Amkor Technology, Inc. (a)	15,985	94,631
Amtech Systems, Inc. (a)	583	6,506
ANADIGICS, Inc. (a)	4,422	8,048
Analog Devices, Inc.	18,053	917,453
Applied Materials, Inc.	69,356	1,314,990
Applied Micro Circuits Corp. (a)	3,547	40,649
ARM Holdings PLC sponsored ADR	6,894	346,079
ASM International NV (depositary receipt)	309	11,869
ASML Holding NV	5,946	512,188
Atmel Corp. (a)	24,007	193,496
ATMI, Inc. (a)	1,893	64,381
Avago Technologies Ltd.	14,044	866,515
Axcelis Technologies, Inc. (a)	6,689	14,916
AXT, Inc. (a)	2,913	6,671
Broadcom Corp. Class A	30,097	894,483
Brooks Automation, Inc.	4,145	42,984
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cabot Microelectronics Corp. (a)	1,436	$ 63,428
Camtek Ltd. (a)	2,179	9,239
Canadian Solar, Inc. (a)(d)	2,915	121,964
Cascade Microtech, Inc. (a)	1,178	10,484
Cavium, Inc. (a)	2,696	113,582
Ceva, Inc. (a)	1,540	27,843
China Sunergy Co. Ltd. ADR (a)	643	3,678
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	1,578	35,978
Cirrus Logic, Inc. (a)	3,546	68,261
Cohu, Inc.	1,298	13,097
Cree, Inc. (a)	6,843	420,365
Cypress Semiconductor Corp.	9,372	91,752
Diodes, Inc. (a)	2,382	56,715
DSP Group, Inc. (a)	1,914	16,192
Entegris, Inc. (a)	7,656	92,255
Entropic Communications, Inc. (a)	4,761	20,853
EZchip Semiconductor Ltd. (a)	1,496	39,031
Fairchild Semiconductor International, Inc. (a)	6,985	98,349
First Solar, Inc. (a)	5,657	322,845
FormFactor, Inc. (a)	2,717	19,372
GSI Technology, Inc. (a)	1,787	12,169
GT Advanced Technologies, Inc. (a)	7,241	103,764
Hanwha Solarone Co. Ltd. ADR (a)	2,624	8,003
Himax Technologies, Inc. sponsored ADR	5,149	71,108
Hittite Microwave Corp.	1,673	98,674
Ikanos Communications, Inc. (a)	2,728	2,510
Integrated Device Technology, Inc. (a)	9,791	115,436
Integrated Silicon Solution, Inc. (a)	1,480	18,026
Intel Corp.	286,017	7,081,781
Intermolecular, Inc. (a)	2,200	5,830
Intersil Corp. Class A	7,244	92,144
IXYS Corp.	2,382	26,250
JA Solar Holdings Co. Ltd. ADR (a)(d)	1,399	14,354
KLA-Tencor Corp.	9,725	633,584
Kopin Corp. (a)	4,846	19,336
Kulicke & Soffa Industries, Inc. (a)	5,245	60,527
Lam Research Corp. (a)	9,308	481,503
Lattice Semiconductor Corp. (a)	7,173	54,300
Linear Technology Corp.	13,937	652,809
LSI Corp.	30,651	339,920
LTX-Credence Corp. (a)	2,974	30,097
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
M/A-COM Technology Solutions, Inc. (a)	2,472	$ 41,925
Marvell Technology Group Ltd.	29,022	443,746
Mattson Technology, Inc. (a)	3,191	8,137
Maxim Integrated Products, Inc.	16,710	546,584
Mellanox Technologies Ltd. (a)(d)	2,488	90,862
Micrel, Inc.	3,507	36,613
Microchip Technology, Inc.	11,783	536,716
Micron Technology, Inc. (a)	60,485	1,463,132
Microsemi Corp. (a)	5,886	135,731
MKS Instruments, Inc.	2,871	86,302
Monolithic Power Systems, Inc. (a)	2,030	72,755
Montage Tech Group Ltd. (d)	2,071	32,577
MoSys, Inc. (a)	2,244	9,918
Nanometrics, Inc. (a)	1,172	21,518
Nova Measuring Instruments Ltd. (a)	1,607	18,207
NVE Corp. (a)	529	29,851
NVIDIA Corp.	33,755	620,417
NXP Semiconductors NV (a)	14,158	796,104
O2Micro International Ltd. sponsored ADR (a)	2,382	8,933
Omnivision Technologies, Inc. (a)	3,081	53,209
ON Semiconductor Corp. (a)	27,445	256,336
PDF Solutions, Inc. (a)	1,980	40,372
Peregrine Semiconductor Corp. (a)	1,650	11,022
Pericom Semiconductor Corp. (a)	1,986	16,067
Photronics, Inc. (a)	3,279	28,527
Pixelworks, Inc. (a)	871	4,338
PLX Technology, Inc. (a)	3,081	18,363
PMC-Sierra, Inc. (a)	10,367	76,094
Power Integrations, Inc.	1,584	93,662
QuickLogic Corp. (a)	2,267	11,539
Rambus, Inc. (a)	6,537	60,271
RDA Microelectronics, Inc. sponsored ADR	1,396	25,212
RF Micro Devices, Inc. (a)	16,352	115,772
Rubicon Technology, Inc. (a)(d)	1,392	17,971
SemiLEDs Corp. (a)	1,611	2,046
Semtech Corp. (a)	3,812	95,109
Sigma Designs, Inc. (a)	1,678	8,222
Silicon Image, Inc. (a)	4,780	28,919
Silicon Laboratories, Inc. (a)	2,390	124,208
Silicon Motion Technology Corp. sponsored ADR	1,805	30,125
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	5,486	34,781
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Skyworks Solutions, Inc. (a)	11,298	$ 400,627
SunPower Corp. (a)(d)	7,063	233,997
Supertex, Inc. (a)	718	23,644
Synaptics, Inc. (a)	1,980	128,779
Tessera Technologies, Inc.	2,668	57,949
Texas Instruments, Inc.	62,656	2,817,014
Tower Semiconductor Ltd. (a)	975	7,488
TriQuint Semiconductor, Inc. (a)	9,417	115,264
Ultra Clean Holdings, Inc. (a)	1,563	20,569
Ultratech, Inc. (a)	1,457	38,203
Veeco Instruments, Inc. (a)	2,202	87,089
Vitesse Semiconductor Corp. (a)	3,000	10,920
Xilinx, Inc.	15,334	800,435
		28,613,646
Software - 9.6%
Accelrys, Inc. (a)	3,379	42,170
ACI Worldwide, Inc. (a)	2,354	141,311
Activision Blizzard, Inc.	39,952	773,071
Actuate Corp. (a)	2,552	14,495
Adobe Systems, Inc. (a)	29,077	1,994,973
Advent Software, Inc.	3,080	94,556
Allot Communications Ltd. (a)(d)	2,756	46,356
American Software, Inc. Class A	3,457	36,160
ANSYS, Inc. (a)	5,264	439,649
Aspen Technology, Inc. (a)	5,225	245,314
Autodesk, Inc. (a)	12,851	674,163
AutoNavi Holdings Ltd. ADR (a)	1,276	26,554
Blackbaud, Inc.	2,382	74,604
BluePhoenix Solutions Ltd. (a)	462	2,079
Bottomline Technologies, Inc. (a)	2,278	81,302
BroadSoft, Inc. (a)	1,550	46,516
CA Technologies, Inc.	26,604	891,234
Cadence Design Systems, Inc. (a)	16,370	250,952
Callidus Software, Inc. (a)	2,384	29,395
Changyou.com Ltd. (A Shares) ADR (a)(d)	542	15,848
Check Point Software Technologies Ltd. (a)(d)	11,309	762,453
China Mobile Games & Entertainment Group Ltd. ADR (a)	450	16,727
Cinedigm Corp. (a)	5,201	15,291
Citrix Systems, Inc. (a)	10,884	653,584
ClickSoftware Technologies Ltd.	1,614	16,140
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
CommVault Systems, Inc. (a)	2,596	$ 178,812
Compuware Corp.	11,846	129,714
Comverse, Inc. (a)	1,171	40,528
Concur Technologies, Inc. (a)(d)	3,316	409,360
Covisint Corp. (d)	2,070	22,253
Datawatch Corp. (a)	1,000	33,610
Descartes Systems Group, Inc. (a)	3,820	54,507
Digimarc Corp.	572	16,805
Ebix, Inc. (d)	1,882	30,583
Electronic Arts, Inc. (a)(d)	17,373	496,694
Envivio, Inc. (a)	2,210	7,978
EPIQ Systems, Inc.	2,200	31,196
ePlus, Inc. (a)	420	23,885
FalconStor Software, Inc. (a)	3,719	6,434
FireEye, Inc.	6,947	594,941
Fortinet, Inc. (a)	9,585	221,893
Glu Mobile, Inc. (a)	4,096	20,603
Guidance Software, Inc. (a)	1,894	20,664
Informatica Corp. (a)	6,011	249,817
Interactive Intelligence Group, Inc. (a)	1,080	86,000
Intuit, Inc.	16,638	1,300,260
Jive Software, Inc. (a)	3,655	29,752
Kofax Ltd. (a)	6,152	50,077
KongZhong Corp. sponsored ADR (a)	1,462	15,190
Magic Software Enterprises Ltd. (d)	620	5,270
Majesco Entertainment Co. (a)	3,554	1,887
Manhattan Associates, Inc. (a)	4,886	185,131
Mentor Graphics Corp.	6,086	131,701
MICROS Systems, Inc. (a)(d)	4,542	252,126
Microsoft Corp.	481,716	18,454,540
MicroStrategy, Inc. Class A (a)	506	65,340
Mitek Systems, Inc. (a)	1,372	7,285
Monotype Imaging Holdings, Inc.	2,272	64,616
Net 1 UEPS Technologies, Inc. (a)	2,931	28,958
NetScout Systems, Inc. (a)	2,491	94,608
NICE Systems Ltd. sponsored ADR	2,316	95,141
Nuance Communications, Inc. (a)	18,160	277,666
Open Text Corp.	7,100	362,021
Parametric Technology Corp. (a)	6,872	270,138
Pegasystems, Inc.	1,993	82,969
Perfect World Co. Ltd. sponsored ADR Class B	2,310	52,252
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Progress Software Corp. (a)	3,193	$ 79,633
Proofpoint, Inc. (a)	1,884	78,092
QAD, Inc.:
Class A	676	12,770
Class B	242	4,022
Qlik Technologies, Inc. (a)	5,204	158,722
Qualys, Inc. (a)	2,092	56,714
RealPage, Inc. (a)(d)	5,208	92,182
Rovi Corp. (a)	6,271	155,772
Sapiens International Corp. NV	3,396	25,776
SeaChange International, Inc. (a)	1,920	20,256
Shanda Games Ltd. sponsored ADR (a)	5,492	36,357
Smith Micro Software, Inc. (a)	1,959	3,428
Splunk, Inc. (a)	6,021	558,448
SS&C Technologies Holdings, Inc. (a)	4,965	192,046
Symantec Corp.	40,063	860,553
Synchronoss Technologies, Inc. (a)	2,058	70,754
Synopsys, Inc. (a)	9,432	381,053
Take-Two Interactive Software, Inc. (a)	5,350	105,770
Tangoe, Inc. (a)	1,927	36,652
TeleCommunication Systems, Inc. Class A (a)	2,200	4,774
TeleNav, Inc. (a)	2,585	15,536
The9 Ltd. sponsored ADR (a)	1,150	3,220
TIBCO Software, Inc. (a)	9,673	210,775
TigerLogic Corp. (a)	1,442	2,423
TiVo, Inc. (a)	6,674	90,099
Trunkbow International Holdings Ltd. (a)	1,718	2,422
Ultimate Software Group, Inc. (a)	1,666	276,556
Vasco Data Security International, Inc. (a)	4,784	38,176
Verint Systems, Inc. (a)	3,170	148,388
Vringo, Inc. (a)	5,445	22,052
Zynga, Inc. (a)	39,653	200,644
		35,832,167
TOTAL INFORMATION TECHNOLOGY		170,633,536
MATERIALS - 0.9%
Chemicals - 0.4%
A. Schulman, Inc.	1,902	66,095
Advanced Emissions Solutions, Inc. (a)	447	24,093
Balchem Corp.	1,760	88,898
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Gulf Resources, Inc. (a)	1,716	$ 4,376
Hawkins, Inc.	443	15,784
Innophos Holdings, Inc.	1,188	65,245
Innospec, Inc.	1,496	65,091
Landec Corp. (a)	1,568	15,978
Marrone Bio Innovations, Inc. (d)	2,312	33,593
Material Sciences Corp. (a)	836	10,626
Methanex Corp.	5,704	399,738
Penford Corp. (a)	693	9,252
Senomyx, Inc. (a)	2,201	21,922
Sigma Aldrich Corp.	6,909	652,279
Yongye International, Inc. (a)	3,127	20,607
Zoltek Companies, Inc. (a)	1,876	31,423
		1,525,000
Construction Materials - 0.0%
CaesarStone Sdot-Yam Ltd.	1,943	114,870
U.S. Concrete, Inc. (a)	1,060	28,853
United States Lime & Minerals, Inc.	199	11,263
		154,986
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	440	18,753
Silgan Holdings, Inc.	3,810	183,680
		202,433
Metals & Mining - 0.4%
Century Aluminum Co. (a)	5,083	60,183
China Gerui Adv Mat Group Ltd. (a)	2,296	2,457
China Natural Resources, Inc. (a)	1,194	6,436
Globe Specialty Metals, Inc.	4,040	80,275
Handy & Harman Ltd. (a)	1,171	21,406
Haynes International, Inc.	638	31,600
Horsehead Holding Corp. (a)	2,292	40,729
Kaiser Aluminum Corp.	1,199	84,637
Olympic Steel, Inc.	704	19,367
Pan American Silver Corp.	8,781	123,724
Randgold Resources Ltd. sponsored ADR	2,984	235,855
Royal Gold, Inc.	3,639	250,036
Schnitzer Steel Industries, Inc. Class A	2,915	73,954
Silver Standard Resources, Inc. (a)	4,863	50,138
Steel Dynamics, Inc.	12,462	217,337
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Sutor Technology Group Ltd. (a)	2,894	$ 5,238
Universal Stainless & Alloy Products, Inc. (a)	384	12,684
		1,316,056
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	3,311	28,905
Pope Resources, Inc. LP	380	25,840
		54,745
TOTAL MATERIALS		3,253,220
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)	4,799	50,773
Alaska Communication Systems Group, Inc. (a)	3,004	6,579
Atlantic Tele-Network, Inc.	803	52,629
B Communications Ltd.	1,542	22,606
Cbeyond, Inc. (a)	1,612	11,042
Cogent Communications Group, Inc.	2,596	99,531
Consolidated Communications Holdings, Inc.	2,343	44,658
FairPoint Communications, Inc. (a)	1,372	18,220
Frontier Communications Corp. (d)	57,200	279,136
General Communications, Inc. Class A (a)	2,157	22,454
Hawaiian Telcom Holdco, Inc. (a)	511	14,717
HickoryTech Corp.	836	11,395
Hong Kong Television Network Ltd. sponsored ADR	820	6,380
inContact, Inc. (a)	3,680	33,194
Inteliquent, Inc.	1,894	26,440
Internet Gold Golden Lines Ltd. (a)	1,056	8,638
Iridium Communications, Inc. (a)	3,594	23,433
Lumos Networks Corp.	1,325	19,239
ORBCOMM, Inc. (a)	4,379	34,200
Towerstream Corp. (a)	2,322	6,130
TW Telecom, Inc. (a)	8,388	256,757
VocalTec Communications Ltd. (a)	1,021	19,328
Windstream Holdings, Inc. (d)	35,997	288,696
		1,356,175
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de CV Series A sponsored ADR	865	16,712
Boingo Wireless, Inc. (a)	1,826	10,609
Leap Wireless International, Inc. (a)	4,142	72,568
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Holdings, Inc. (a)(d)	9,804	$ 11,275
NTELOS Holdings Corp.	1,325	18,524
Partner Communications Co. Ltd. ADR (a)	842	7,687
SBA Communications Corp. Class A (a)	7,305	695,217
Shenandoah Telecommunications Co.	1,304	34,465
U.S.A. Mobility, Inc.	1,320	19,074
VimpelCom Ltd. sponsored ADR	96,163	977,016
Vodafone Group PLC sponsored ADR	31,117	1,293,534
		3,156,681
TOTAL TELECOMMUNICATION SERVICES		4,512,856
UTILITIES - 0.1%
Electric Utilities - 0.1%
MGE Energy, Inc.	1,786	68,904
Otter Tail Corp.	2,091	63,190
		132,094
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	707	14,536
Independent Power Producers & Energy Traders - 0.0%
Pattern Energy Group, Inc.	2,070	56,718
Water Utilities - 0.0%
Artesian Resources Corp. Class A	550	11,968
Cadiz, Inc. (a)(d)	1,725	12,869
Connecticut Water Service, Inc.	682	22,397
Consolidated Water Co., Inc.	1,034	12,966
Middlesex Water Co.	1,806	36,499
Tri-Tech Holding, Inc. (a)	309	445
York Water Co.	622	12,546
		109,690
TOTAL UTILITIES		313,038
TOTAL COMMON STOCKS (Cost $294,942,720)		372,391,066
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	92,714	$ 92,714
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	15,652,856	15,652,856
TOTAL MONEY MARKET FUNDS (Cost $15,745,570)		15,745,570
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $310,688,290)		388,136,636
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(15,097,155)
NET ASSETS - 100%		$ 373,039,481
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 96
Fidelity Securities Lending Cash Central Fund	55,707
Total	$ 55,803
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 72,286,698	$ 72,286,698	$ -	$ -
Consumer Staples	14,104,713	14,104,713	-	-
Energy	4,844,791	4,841,970	-	2,821
Financials	25,484,620	25,484,620	-	-
Health Care	59,855,845	59,855,838	-	7
Industrials	17,101,749	17,101,749	-	-
Information Technology	170,633,536	170,633,536	-	-
Materials	3,253,220	3,253,220	-	-
Telecommunication Services	4,512,856	4,512,856	-	-
Utilities	313,038	312,593	-	445
Money Market Funds	15,745,570	15,745,570	-	-
Total Investments in Securities:	$ 388,136,636	$ 388,133,363	$ -	$ 3,273
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $311,221,481. Net unrealized appreciation aggregated $76,915,155, of which $91,529,759 related to appreciated investment securities and $14,614,604 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series 100 Index Fund

February 28, 2014

1.855576.106

HUN-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Automobiles - 1.1%
Ford Motor Co.	1,101,091	$ 16,945,790
General Motors Co.	363,920	13,173,904
		30,119,694
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	277,763	26,429,149
Starbucks Corp.	210,368	14,927,713
		41,356,862
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	103,499	37,476,988
Media - 3.8%
Comcast Corp. Class A	727,461	37,602,459
The Walt Disney Co.	456,207	36,866,088
Time Warner, Inc.	252,553	16,953,883
Twenty-First Century Fox, Inc. Class A	547,792	18,372,944
		109,795,374
Multiline Retail - 0.4%
Target Corp.	176,448	11,035,058
Specialty Retail - 1.6%
Home Depot, Inc.	393,107	32,246,567
Lowe's Companies, Inc.	291,944	14,605,958
		46,852,525
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	208,588	16,332,440
TOTAL CONSUMER DISCRETIONARY		292,968,941
CONSUMER STAPLES - 10.9%
Beverages - 2.6%
PepsiCo, Inc.	428,105	34,278,367
The Coca-Cola Co.	1,060,127	40,496,851
		74,775,218
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	121,967	14,245,746
CVS Caremark Corp.	332,260	24,301,496
Wal-Mart Stores, Inc.	451,633	33,736,985
Walgreen Co.	243,103	16,518,849
		88,803,076
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.6%
Mondelez International, Inc.	489,570	$ 16,660,067
Household Products - 2.6%
Colgate-Palmolive Co.	245,359	15,415,906
Procter & Gamble Co.	758,795	59,686,815
		75,102,721
Tobacco - 2.0%
Altria Group, Inc.	558,305	20,244,139
Philip Morris International, Inc.	447,245	36,186,593
		56,430,732
TOTAL CONSUMER STAPLES		311,771,814
ENERGY - 10.8%
Energy Equipment & Services - 2.0%
Halliburton Co.	236,783	13,496,631
National Oilwell Varco, Inc.	119,504	9,206,588
Schlumberger Ltd.	367,628	34,189,404
		56,892,623
Oil, Gas & Consumable Fuels - 8.8%
Anadarko Petroleum Corp.	140,487	11,823,386
Apache Corp.	111,447	8,836,633
Chevron Corp.	536,854	61,915,372
ConocoPhillips Co.	341,987	22,742,136
Devon Energy Corp.	106,535	6,862,985
Exxon Mobil Corp.	1,219,472	117,398,569
Occidental Petroleum Corp.	225,012	21,718,158
		251,297,239
TOTAL ENERGY		308,189,862
FINANCIALS - 14.9%
Capital Markets - 1.5%
Bank of New York Mellon Corp.	320,610	10,259,520
Goldman Sachs Group, Inc.	117,663	19,585,006
Morgan Stanley	386,749	11,911,869
		41,756,395
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 2.9%
U.S. Bancorp	509,814	$ 20,973,748
Wells Fargo & Co.	1,338,111	62,115,113
		83,088,861
Consumer Finance - 1.2%
American Express Co.	257,179	23,475,299
Capital One Financial Corp.	160,946	11,818,265
		35,293,564
Diversified Financial Services - 7.3%
Bank of America Corp.	2,977,455	49,217,331
Berkshire Hathaway, Inc. Class B (a)	502,479	58,177,019
Citigroup, Inc.	846,663	41,173,222
JPMorgan Chase & Co.	1,049,379	59,625,715
		208,193,287
Insurance - 1.5%
Allstate Corp.	126,971	6,889,446
American International Group, Inc.	411,006	20,455,769
MetLife, Inc.	312,943	15,856,822
		43,202,037
Real Estate Investment Trusts - 0.5%
Simon Property Group, Inc.	86,627	13,972,069
TOTAL FINANCIALS		425,506,213
HEALTH CARE - 12.9%
Biotechnology - 2.2%
Amgen, Inc.	210,515	26,108,070
Gilead Sciences, Inc. (a)(d)	428,035	35,437,018
		61,545,088
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	431,618	17,169,764
Baxter International, Inc.	151,494	10,528,833
Medtronic, Inc.	278,690	16,515,169
		44,213,766
Health Care Providers & Services - 0.8%
UnitedHealth Group, Inc.	281,037	21,715,729
Pharmaceuticals - 8.4%
AbbVie, Inc.	444,090	22,608,622
Bristol-Myers Squibb Co.	459,633	24,714,466
Eli Lilly & Co.	276,764	16,497,902
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	787,605	$ 72,554,173
Merck & Co., Inc.	815,657	46,484,292
Pfizer, Inc.	1,809,193	58,093,187
		240,952,642
TOTAL HEALTH CARE		368,427,225
INDUSTRIALS - 10.2%
Aerospace & Defense - 3.6%
General Dynamics Corp.	93,400	10,231,036
Honeywell International, Inc.	219,042	20,686,326
Lockheed Martin Corp.	75,108	12,190,028
Raytheon Co.	89,181	8,731,712
The Boeing Co.	192,987	24,879,884
United Technologies Corp.	235,652	27,575,997
		104,294,983
Air Freight & Logistics - 1.1%
FedEx Corp.	83,087	11,077,990
United Parcel Service, Inc. Class B	199,545	19,110,425
		30,188,415
Electrical Equipment - 0.4%
Emerson Electric Co.	196,512	12,824,373
Industrial Conglomerates - 3.4%
3M Co.	178,546	24,055,503
General Electric Co.	2,824,267	71,934,080
		95,989,583
Machinery - 0.6%
Caterpillar, Inc. (d)	177,639	17,225,654
Road & Rail - 1.1%
Norfolk Southern Corp.	86,232	7,925,583
Union Pacific Corp.	128,568	23,191,096
		31,116,679
TOTAL INDUSTRIALS		291,639,687
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 2.4%
Cisco Systems, Inc.	1,492,510	$ 32,536,718
QUALCOMM, Inc.	471,607	35,507,291
		68,044,009
Computers & Peripherals - 5.7%
Apple, Inc.	251,162	132,171,491
EMC Corp.	574,449	15,148,220
Hewlett-Packard Co.	536,478	16,029,963
		163,349,674
Internet Software & Services - 5.1%
eBay, Inc. (a)	325,249	19,114,884
Facebook, Inc. Class A (a)	459,128	31,431,903
Google, Inc. Class A (a)	78,339	95,232,805
		145,779,592
IT Services - 4.2%
Accenture PLC Class A	177,465	14,791,708
IBM Corp.	284,930	52,760,488
MasterCard, Inc. Class A	288,991	22,460,381
Visa, Inc. Class A	142,154	32,118,275
		122,130,852
Semiconductors & Semiconductor Equipment - 1.7%
Intel Corp.	1,387,656	34,358,363
Texas Instruments, Inc.	305,548	13,737,438
		48,095,801
Software - 4.2%
Microsoft Corp.	2,120,608	81,240,492
Oracle Corp.	979,606	38,312,391
		119,552,883
TOTAL INFORMATION TECHNOLOGY		666,952,811
MATERIALS - 2.1%
Chemicals - 1.8%
E.I. du Pont de Nemours & Co.	258,522	17,222,736
Monsanto Co.	146,788	16,149,616
The Dow Chemical Co.	338,572	16,491,842
		49,864,194
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.	289,801	$ 9,453,309
TOTAL MATERIALS		59,317,503
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	1,470,564	46,955,109
Verizon Communications, Inc.	1,154,756	54,943,290
		101,898,399
UTILITIES - 0.8%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	136,027	6,828,555
Exelon Corp.	239,205	7,274,224
Southern Co.	246,138	10,423,944
		24,526,723
TOTAL COMMON STOCKS (Cost $2,750,148,648)		2,851,199,178
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.08% 5/29/14 (e) (Cost $999,793)	$ 1,000,000	999,879
Money Market Funds - 0.7%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c) (Cost $20,200,650)	20,200,650	20,200,650
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $2,771,349,091)		2,872,399,707
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(12,332,002)
NET ASSETS - 100%		$ 2,860,067,705
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
30 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 2,786,400	$ 20,653
12 CME S&P 500 Index Contracts (United States)	March 2014	5,572,800	16,624
TOTAL EQUITY INDEX CONTRACTS		$ 8,359,200	$ 37,277

The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $346,958.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,767
Fidelity Securities Lending Cash Central Fund	1,813
Total	$ 5,580
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 292,968,941	$ 292,968,941	$ -	$ -
Consumer Staples	311,771,814	311,771,814	-	-
Energy	308,189,862	308,189,862	-	-
Financials	425,506,213	425,506,213	-	-
Health Care	368,427,225	368,427,225	-	-
Industrials	291,639,687	291,639,687	-	-
Information Technology	666,952,811	666,952,811	-	-
Materials	59,317,503	59,317,503	-	-
Telecommunication Services	101,898,399	101,898,399	-	-
Utilities	24,526,723	24,526,723	-	-
U.S. Government and Government Agency Obligations	999,879	-	999,879	-
Money Market Funds	20,200,650	20,200,650	-	-
Total Investments in Securities:	$ 2,872,399,707	$ 2,871,399,828	$ 999,879	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 37,277	$ 37,277	$ -	$ -
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $2,788,024,459. Net unrealized appreciation aggregated $84,375,248, of which $456,631,334 related to appreciated investment securities and $372,256,086 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2014